Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (8.0%):
Activision Blizzard, Inc.	4,576	$392
Alphabet, Inc., Class A(a)	38,272	3,970
Alphabet, Inc., Class C(a)	33,363	3,470
AT&T, Inc.	45,802	882
Charter Communications, Inc., Class A(a)	677	242
Comcast Corp., Class A	27,031	1,025
DISH Network Corp., Class A(a)	1,615	15
Electronic Arts, Inc.	1,674	202
Fox Corp., Class A	1,908	65
Fox Corp., Class B	886	28
Live Nation Entertainment, Inc.(a)(b)	916	64
Match Group, Inc.(a)	1,795	69
Meta Platforms, Inc., Class A(a)	14,302	3,031
Netflix, Inc.(a)	2,862	989
News Corp., Class A	2,457	42
News Corp., Class B	757	13
Omnicom Group, Inc.	1,303	123
Paramount Global, Class B	3,245	72
Take-Two Interactive Software, Inc.(a)	1,019	122
The Interpublic Group of Cos., Inc.	2,497	93
The Walt Disney Co.(a)	11,739	1,175
T-Mobile U.S., Inc.(a)	3,806	551
Verizon Communications, Inc.	26,987	1,049
Warner Bros Discovery, Inc.(a)	14,200	214
		17,898
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	1,590	267
Cisco Systems, Inc.	26,397	1,380
F5, Inc. (a)	386	56
Juniper Networks, Inc.	2,082	72
Motorola Solutions, Inc.	1,074	307
		2,082
Consumer Discretionary (10.5%):
Advance Auto Parts, Inc.	381	46
Amazon.com, Inc.(a)	57,286	5,917
Aptiv PLC(a)	1,741	195
AutoZone, Inc.(a)	121	297
Bath & Body Works, Inc.	1,468	54
Best Buy Co., Inc.	1,265	99
Booking Holdings, Inc.(a)	249	661
BorgWarner, Inc.	1,504	74
Caesars Entertainment, Inc.(a)	1,379	67
CarMax, Inc.(a)	1,015	65
Carnival Corp.(a)	6,439	65
Chipotle Mexican Grill, Inc.(a)	177	302
D.R. Horton, Inc.	2,008	196
Darden Restaurants, Inc.	782	121
Dollar General Corp.	1,437	302
Dollar Tree, Inc.(a)	1,336	192
Domino's Pizza, Inc.	227	75
eBay, Inc.	3,487	155
Etsy, Inc.(a)	808	90
Expedia Group, Inc.(a)	950	92
Ford Motor Co.	25,159	317
Garmin Ltd.	985	99
General Motors Co.	8,962	329
Genuine Parts Co.	906	152
Hasbro, Inc.	834	45
Hilton Worldwide Holdings, Inc.	1,712	241
Las Vegas Sands Corp.(a)	2,112	121
Lennar Corp., Class A	1,629	171

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
LKQ Corp.	1,631	$93
Lowe's Cos., Inc.	3,886	777
Marriott International, Inc., Class A	1,729	287
McDonald's Corp.	4,706	1,316
MGM Resorts International	2,022	90
Mohawk Industries, Inc.(a)	339	34
Newell Brands, Inc.	2,418	30
NIKE, Inc., Class B	8,004	982
Norwegian Cruise Line Holdings Ltd.(a)	2,708	36
NVR, Inc.(a)	19	106
O'Reilly Automotive, Inc.(a)	401	341
Pool Corp.	251	86
PulteGroup, Inc.	1,450	85
Ralph Lauren Corp.	264	31
Ross Stores, Inc.	2,213	235
Royal Caribbean Cruises Ltd.(a)	1,410	92
Starbucks Corp.	7,385	769
Tapestry, Inc.	1,517	65
Target Corp.	2,958	490
Tesla, Inc.(a)	17,282	3,585
The Home Depot, Inc.	6,549	1,933
The TJX Cos., Inc.	7,425	582
Tractor Supply Co.	710	167
Ulta Beauty, Inc.(a)	327	178
VF Corp.	2,123	49
Whirlpool Corp.	350	46
Wynn Resorts Ltd.(a)	663	74
Yum! Brands, Inc.	1,799	238
		23,337
Consumer Staples (6.7%):
Altria Group, Inc.	11,473	512
Archer-Daniels-Midland Co.	3,515	280
Brown-Forman Corp., Class B	1,175	75
Bunge Ltd.	963	92
Campbell Soup Co.	1,289	71
Church & Dwight Co., Inc.	1,567	138
Colgate-Palmolive Co.	5,367	403
Conagra Brands, Inc.	3,063	115
Constellation Brands, Inc., Class A	1,043	236
Costco Wholesale Corp.	2,851	1,417
General Mills, Inc.	3,789	324
Hormel Foods Corp.	1,861	74
Kellogg Co.	1,645	110
Keurig Dr Pepper, Inc.	5,460	193
Kimberly-Clark Corp.	2,169	291
Lamb Weston Holdings, Inc.	924	97
McCormick & Co., Inc.	1,611	134
Molson Coors Beverage Co., Class B	1,208	62
Mondelez International, Inc., Class A	8,760	611
Monster Beverage Corp.(a)	4,894	264
PepsiCo, Inc.	8,850	1,613
Philip Morris International, Inc.	9,961	969
Sysco Corp.	3,262	252
The Clorox Co.	794	126
The Coca-Cola Co.	25,009	1,551
The Estee Lauder Cos., Inc.	1,489	367
The Hershey Co.	944	240
The J.M. Smucker Co.	685	108
The Kraft Heinz Co.	5,116	198
The Kroger Co.	4,186	207
The Procter & Gamble Co.	15,159	2,254
Tyson Foods, Inc., Class A	1,835	109
Walgreens Boots Alliance, Inc.	4,600	159

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	9,011	$1,329
		14,981
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A	3,821	312
CDW Corp.	870	169
Corning, Inc.	4,891	172
Keysight Technologies, Inc. (a)	1,146	185
TE Connectivity Ltd.	2,033	267
Teledyne Technologies, Inc. (a)	301	135
Trimble, Inc. (a)	1,585	83
Zebra Technologies Corp. (a)	332	106
		1,429
Energy (4.6%):
APA Corp.	2,066	74
Baker Hughes Co.	6,464	186
Chevron Corp.	11,431	1,865
ConocoPhillips	7,864	780
Coterra Energy, Inc.	5,066	124
Devon Energy Corp.	4,200	213
Diamondback Energy, Inc.	1,181	160
EOG Resources, Inc.	3,774	433
EQT Corp.	2,359	75
Exxon Mobil Corp.	26,461	2,902
Halliburton Co.	5,809	184
Hess Corp.	1,783	236
Kinder Morgan, Inc.	12,712	223
Marathon Oil Corp.	4,081	98
Marathon Petroleum Corp.	2,917	393
Occidental Petroleum Corp.	4,672	292
ONEOK, Inc.	2,872	182
Phillips 66	2,994	303
Pioneer Natural Resources Co.	1,527	312
Schlumberger NV	9,126	448
Targa Resources Corp.	1,455	106
The Williams Cos., Inc.	7,827	234
Valero Energy Corp.	2,477	346
		10,169
Financials (10.2%):
Aflac, Inc.	3,598	232
American Express Co.	3,826	631
American International Group, Inc.	4,774	240
Ameriprise Financial, Inc.	677	207
Aon PLC, Class A	1,320	416
Arch Capital Group Ltd.(a)	2,377	161
Arthur J. Gallagher & Co.	1,363	261
Assurant, Inc.	339	41
Bank of America Corp.	44,848	1,283
Berkshire Hathaway, Inc., Class B(a)	11,577	3,575
BlackRock, Inc.	962	644
Brown & Brown, Inc.	1,510	87
Capital One Financial Corp.	2,450	236
Cboe Global Markets, Inc.	682	91
Chubb Ltd.	2,667	518
Cincinnati Financial Corp.	1,010	113
Citigroup, Inc.	12,446	584
Citizens Financial Group, Inc.	3,165	96
CME Group, Inc.	2,311	443
Comerica, Inc.	842	36
Discover Financial Services	1,716	170
Everest Re Group Ltd.	252	90
FactSet Research Systems, Inc.	246	102
Fifth Third Bancorp.	4,391	117
First Republic Bank(b)	1,194	17

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	1,833	$49
Globe Life, Inc.	581	64
Huntington Bancshares, Inc.	9,273	104
Intercontinental Exchange, Inc.	3,591	374
Invesco Ltd.	2,922	48
JPMorgan Chase & Co.	18,848	2,456
KeyCorp.	5,997	75
Lincoln National Corp.	989	22
Loews Corp.	1,253	73
M&T Bank Corp.	1,088	130
MarketAxess Holdings, Inc.	242	95
Marsh & McLennan Cos., Inc.	3,181	530
MetLife, Inc.	4,235	245
Moody's Corp.	1,012	310
Morgan Stanley	8,395	737
MSCI, Inc.	514	288
Nasdaq, Inc.	2,178	119
Northern Trust Corp.	1,339	118
Principal Financial Group, Inc.	1,462	109
Prudential Financial, Inc.	2,365	196
Raymond James Financial, Inc.	1,245	116
Regions Financial Corp.	6,002	111
S&P Global, Inc.	2,115	729
State Street Corp.	2,243	170
Synchrony Financial	2,808	82
T Rowe Price Group, Inc.	1,441	163
The Allstate Corp.	1,690	187
The Bank of New York Mellon Corp.	4,726	215
The Charles Schwab Corp.	9,801	513
The Goldman Sachs Group, Inc.	2,176	712
The Hartford Financial Services Group, Inc.	2,025	141
The PNC Financial Services Group, Inc.	2,577	327
The Progressive Corp.	3,758	538
The Travelers Cos., Inc.	1,485	254
Truist Financial Corp.	8,526	291
U.S. Bancorp.	8,952	323
W.R. Berkley Corp.	1,309	81
Wells Fargo & Co.	24,485	915
Willis Towers Watson PLC	686	159
Zions Bancorp NA	961	29
		22,589
Health Care (14.1%):
Abbott Laboratories	11,204	1,135
AbbVie, Inc.	11,364	1,811
Agilent Technologies, Inc.	1,901	263
Align Technology, Inc.(a)	467	156
AmerisourceBergen Corp.	1,040	167
Amgen, Inc.	3,431	829
Baxter International, Inc.	3,243	132
Becton Dickinson and Co.	1,824	452
Biogen, Inc.(a)	925	257
Bio-Rad Laboratories, Inc., Class A(a)	138	66
Bio-Techne Corp.	1,011	75
Boston Scientific Corp.(a)	9,204	461
Bristol-Myers Squibb Co.	13,662	947
Cardinal Health, Inc.	1,656	125
Catalent, Inc.(a)	1,157	76
Centene Corp.(a)	3,539	224
Charles River Laboratories International, Inc.(a)	327	66
CVS Health Corp.	8,251	613
Danaher Corp.	4,212	1,062
DaVita, Inc.(a)	353	29
DENTSPLY SIRONA, Inc.	1,381	54
Dexcom, Inc.(a)	2,483	289

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp.(a)	3,973	$329
Elevance Health, Inc.	1,535	706
Eli Lilly & Co.	5,068	1,741
GE HealthCare Technologies, Inc.(a)	2,333	191
Gilead Sciences, Inc.	8,013	665
HCA Healthcare, Inc.	1,362	359
Henry Schein, Inc.(a)	871	71
Hologic, Inc.(a)	1,584	128
Humana, Inc.	803	390
IDEXX Laboratories, Inc.(a)	532	266
Illumina, Inc.(a)	1,011	235
Incyte Corp.(a)	1,189	86
Insulet Corp.(a)	446	142
Intuitive Surgical, Inc.(a)	2,252	575
IQVIA Holdings, Inc.(a)	1,193	237
Johnson & Johnson	16,800	2,604
Laboratory Corp. of America Holdings	569	131
McKesson Corp.	880	313
Medtronic PLC	8,547	689
Merck & Co., Inc.	16,292	1,733
Mettler-Toledo International, Inc.(a)	142	217
Moderna, Inc.(a)	2,123	326
Molina Healthcare, Inc.(a)	375	100
Organon & Co.	1,634	38
PerkinElmer, Inc.	812	108
Pfizer, Inc.	36,070	1,472
Quest Diagnostics, Inc.	713	101
Regeneron Pharmaceuticals, Inc.(a)	691	568
ResMed, Inc.	944	207
STERIS PLC	638	122
Stryker Corp.	2,166	618
Teleflex, Inc.	301	76
The Cigna Group	1,919	490
The Cooper Cos., Inc.	317	118
Thermo Fisher Scientific, Inc.	2,520	1,452
UnitedHealth Group, Inc.	6,004	2,837
Universal Health Services, Inc., Class B	412	52
Vertex Pharmaceuticals, Inc.(a)	1,652	521
Viatris, Inc.	7,792	75
Waters Corp.(a)	382	118
West Pharmaceutical Services, Inc.	476	165
Zimmer Biomet Holdings, Inc.	1,348	174
Zoetis, Inc.	2,995	499
		31,334
Industrials (8.2%):
3M Co.	3,537	372
A O Smith Corp.	815	56
Alaska Air Group, Inc.(a)	819	34
Allegion PLC	564	60
American Airlines Group, Inc.(a)	4,181	62
AMETEK, Inc.	1,476	214
C.H. Robinson Worldwide, Inc.	756	75
Carrier Global Corp.	5,360	245
Caterpillar, Inc.	3,344	765
Cintas Corp.	555	257
Copart, Inc.(a)	2,755	207
CoStar Group, Inc.(a)	2,613	180
CSX Corp.	13,509	404
Cummins, Inc.	908	217
Deere & Co.	1,738	718
Delta Air Lines, Inc.(a)	4,120	144
Dover Corp.	898	136
Eaton Corp. PLC	2,556	438
Emerson Electric Co.	3,672	320

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Equifax, Inc.	787	$160
Expeditors International of Washington, Inc.	1,023	113
Fastenal Co.	3,668	198
FedEx Corp.	1,492	341
Fortive Corp.	2,268	155
Generac Holdings, Inc.(a)	407	44
General Dynamics Corp.	1,446	330
General Electric Co.	6,999	669
Honeywell International, Inc.	4,293	820
Howmet Aerospace, Inc.	2,366	100
Huntington Ingalls Industries, Inc.	256	53
IDEX Corp.	485	112
Illinois Tool Works, Inc.	1,784	434
Ingersoll Rand, Inc.	2,602	151
J.B. Hunt Transport Services, Inc.	533	94
Jacobs Solutions, Inc.	814	96
Johnson Controls International PLC	4,416	266
L3Harris Technologies, Inc.	1,223	240
Leidos Holdings, Inc.	878	81
Lockheed Martin Corp.	1,460	690
Masco Corp.	1,447	72
Nordson Corp.	345	77
Norfolk Southern Corp.	1,464	310
Northrop Grumman Corp.	924	427
Old Dominion Freight Line, Inc.	582	198
Otis Worldwide Corp.	2,666	225
PACCAR, Inc.	3,354	246
Parker-Hannifin Corp.	824	277
Pentair PLC	1,057	58
Quanta Services, Inc.	918	153
Raytheon Technologies Corp.	9,413	922
Republic Services, Inc.	1,320	178
Robert Half International, Inc.	692	56
Rockwell Automation, Inc.	738	217
Rollins, Inc.	1,487	56
Snap-on, Inc.	341	84
Southwest Airlines Co.	3,819	124
Stanley Black & Decker, Inc.	951	77
Textron, Inc.	1,342	95
The Boeing Co.(a)	3,613	768
Trane Technologies PLC	1,472	271
TransDigm Group, Inc.	333	245
Union Pacific Corp.	3,932	791
United Airlines Holdings, Inc.(a)	2,101	93
United Parcel Service, Inc., Class B	4,690	910
United Rentals, Inc.	446	177
Verisk Analytics, Inc.	1,005	193
Waste Management, Inc.	2,387	389
Westinghouse Air Brake Technologies Corp.	1,169	118
WW Grainger, Inc.	289	199
Xylem, Inc.	1,158	121
		18,178
IT Services (4.3%):
Accenture PLC, Class A	4,047	1,157
Akamai Technologies, Inc. (a)	1,010	79
Automatic Data Processing, Inc.	2,663	593
Broadridge Financial Solutions, Inc.	756	111
Cognizant Technology Solutions Corp., Class A	3,271	199
DXC Technology Co. (a)	1,463	37
EPAM Systems, Inc. (a)	370	111
Fidelity National Information Services, Inc.	3,813	207
Fiserv, Inc. (a)	4,081	461
FleetCor Technologies, Inc. (a)	474	100
Gartner, Inc. (a)	508	166

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Global Payments, Inc.	1,690	$178
International Business Machines Corp.	5,810	762
Jack Henry & Associates, Inc.	469	71
Mastercard, Inc., Class A	5,422	1,970
Paychex, Inc.	2,061	236
PayPal Holdings, Inc. (a)	7,270	552
VeriSign, Inc. (a)	589	124
Visa, Inc., Class A	10,442	2,354
		9,468
Materials (2.6%):
Air Products and Chemicals, Inc.	1,427	410
Albemarle Corp.	753	166
Amcor PLC	9,547	109
Avery Dennison Corp.	520	93
Ball Corp.	2,017	111
Celanese Corp.	641	70
CF Industries Holdings, Inc.	1,261	91
Corteva, Inc.	4,580	276
Dow, Inc.	4,529	248
DuPont de Nemours, Inc.	2,944	211
Eastman Chemical Co.	763	64
Ecolab, Inc.	1,592	264
FMC Corp.	809	99
Freeport-McMoRan, Inc.	9,184	376
International Flavors & Fragrances, Inc.	1,638	151
International Paper Co.	2,285	82
LyondellBasell Industries NV, Class A	1,632	153
Martin Marietta Materials, Inc.	399	142
New Linde PLC	3,165	1,125
Newmont Corp.	5,100	250
Nucor Corp.	1,626	251
Packaging Corp. of America	595	83
PPG Industries, Inc.	1,510	202
Sealed Air Corp.	930	43
Steel Dynamics, Inc.	1,072	121
The Mosaic Co.	2,188	100
The Sherwin-Williams Co.	1,515	341
Vulcan Materials Co.	854	146
Westrock Co.	1,636	50
		5,828
Real Estate (2.5%):
Alexandria Real Estate Equities, Inc.	1,012	127
American Tower Corp.	2,992	611
AvalonBay Communities, Inc.	899	151
Boston Properties, Inc.	917	50
Camden Property Trust	708	74
CBRE Group, Inc., Class A(a)	2,030	148
Crown Castle, Inc.	2,782	372
Digital Realty Trust, Inc.	1,848	182
Equinix, Inc.	595	429
Equity Residential	2,189	131
Essex Property Trust, Inc.	415	87
Extra Space Storage, Inc.	861	140
Federal Realty Investment Trust	470	46
Healthpeak Properties, Inc.	3,513	77
Host Hotels & Resorts, Inc.	4,595	76
Invitation Homes, Inc.	3,732	117
Iron Mountain, Inc.	1,868	99
Kimco Realty Corp.	3,974	78
Mid-America Apartment Communities, Inc.	742	112
Prologis, Inc.	5,931	740
Public Storage	1,016	307
Realty Income Corp.	4,030	255

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Regency Centers Corp.	990	$61
SBA Communications Corp.	694	181
Simon Property Group, Inc.	2,101	235
UDR, Inc.	1,987	82
Ventas, Inc.	2,570	111
VICI Properties, Inc.	6,449	210
Welltower, Inc.	3,036	218
Weyerhaeuser Co.	4,709	142
		5,649
Semiconductors & Semiconductor Equipment (6.4%):
Advanced Micro Devices, Inc. (a)	10,361	1,015
Analog Devices, Inc.	3,257	642
Applied Materials, Inc.	5,417	665
Broadcom, Inc.	2,685	1,723
Enphase Energy, Inc. (a)	873	184
First Solar, Inc. (a)	637	139
Intel Corp.	26,583	868
KLA Corp.	890	355
Lam Research Corp.	867	460
Microchip Technology, Inc.	3,520	295
Micron Technology, Inc.	7,012	423
Monolithic Power Systems, Inc.	288	144
NVIDIA Corp.	15,807	4,391
NXP Semiconductors NV	1,665	310
ON Semiconductor Corp. (a)	2,776	229
Qorvo, Inc. (a)	642	65
QUALCOMM, Inc.	7,165	914
Skyworks Solutions, Inc.	1,022	121
SolarEdge Technologies, Inc. (a)	359	109
Teradyne, Inc.	1,001	108
Texas Instruments, Inc.	5,823	1,083
		14,243
Software (9.4%):
Adobe, Inc. (a)	2,942	1,134
ANSYS, Inc. (a)	560	186
Autodesk, Inc. (a)	1,386	289
Cadence Design Systems, Inc. (a)	1,763	370
Ceridian HCM Holding, Inc. (a)	989	72
Fair Isaac Corp. (a)	161	113
Fortinet, Inc. (a)	4,167	277
Gen Digital, Inc.	3,655	63
Intuit, Inc.	1,805	805
Microsoft Corp.	47,832	13,790
Oracle Corp.	9,875	918
Paycom Software, Inc. (a)	310	94
PTC, Inc. (a)	684	88
Roper Technologies, Inc.	681	300
Salesforce, Inc. (a)	6,426	1,284
ServiceNow, Inc. (a)	1,304	606
Synopsys, Inc. (a)	979	378
Tyler Technologies, Inc. (a)	268	95
		20,862
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc.	95,568	15,759
Hewlett Packard Enterprise Co.	8,237	131
HP, Inc.	5,554	163
NetApp, Inc.	1,385	89
Seagate Technology Holdings PLC	1,234	82
Western Digital Corp. (a)	2,052	77
		16,301

Victory Portfolios Victory S&P 500 Index Fund	Schedule of Portfolio Investments — continued March 31, 2023

(Amounts in Thousands, Except for Shares)		(Unaudited)

Security Description	Shares	Value
Utilities (2.8%):
Alliant Energy Corp.	1,613	$86
Ameren Corp.	1,661	144
American Electric Power Co., Inc.	3,302	301
American Water Works Co., Inc.	1,240	182
Atmos Energy Corp.	920	103
CenterPoint Energy, Inc.	4,045	119
CMS Energy Corp.	1,872	115
Consolidated Edison, Inc.	2,280	218
Constellation Energy Corp.	2,101	165
Dominion Energy, Inc.	5,354	299
DTE Energy Co.	1,245	136
Duke Energy Corp.	4,948	477
Edison International	2,454	173
Entergy Corp.	1,308	141
Evergy, Inc.	1,475	90
Eversource Energy	2,238	175
Exelon Corp.	6,386	268
FirstEnergy Corp.	3,490	140
NextEra Energy, Inc.	12,769	984
NiSource, Inc.	2,610	73
NRG Energy, Inc.	1,480	51
PG&E Corp.(a)	10,346	167
Pinnacle West Capital Corp.	727	58
PPL Corp.	4,731	132
Public Service Enterprise Group, Inc.	3,206	200
Sempra Energy	2,020	305
The AES Corp.	4,292	103
The Southern Co.	6,996	487
WEC Energy Group, Inc.	2,027	192
Xcel Energy, Inc.	3,516	237
		6,321
Total Common Stocks (Cost $43,979)		220,669

Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	20,219	20
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	20,219	20
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	20,219	21
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	20,219	20
Total Collateral for Securities Loaned (Cost $81)		81

Total Investments (Cost $44,060) — 99.1%		220,750
Other assets in excess of liabilities — 0.9%		1,955
NET ASSETS - 100.00%		$222,705

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	6/16/23	$1,752,580	$1,861,987	$109,407
Total unrealized appreciation					$109,407
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$109,407

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Communication Services (7.3%):
Alphabet, Inc., Class A(a)	154,460	$16,022
The Walt Disney Co.(a)	34,500	3,454
T-Mobile U.S., Inc.(a)	15,900	2,303
World Wrestling Entertainment, Inc., Class A	64,100	5,850
		27,629
Communications Equipment (2.3%):
Arista Networks, Inc. (a)	22,000	3,693
Cisco Systems, Inc.	44,200	2,310
Clearfield, Inc. (a)	59,100	2,753
		8,756
Consumer Discretionary (8.6%):
Amazon.com, Inc.(a)	53,000	5,474
AutoZone, Inc.(a)	900	2,212
Booking Holdings, Inc.(a)	900	2,387
Brunswick Corp.	42,300	3,469
Chipotle Mexican Grill, Inc.(a)	2,400	4,100
Lowe's Cos., Inc.	10,400	2,080
McDonald's Corp.	7,500	2,097
O'Reilly Automotive, Inc.(a)	2,400	2,038
Tesla, Inc.(a)	11,500	2,386
Texas Roadhouse, Inc.	37,900	4,095
Ulta Beauty, Inc.(a)	4,400	2,401
		32,739
Consumer Staples (8.6%):
BJ's Wholesale Club Holdings, Inc.(a)	52,600	4,001
Casey's General Stores, Inc.	17,200	3,723
Darling Ingredients, Inc.(a)	85,400	4,988
PepsiCo, Inc.	36,000	6,563
Performance Food Group Co.(a)	44,600	2,691
Philip Morris International, Inc.	52,600	5,115
Walmart, Inc.	38,000	5,603
		32,684
Electronic Equipment, Instruments & Components (3.0%):
Fabrinet (a)	40,000	4,751
Jabil, Inc.	72,700	6,409
		11,160
Energy (6.5%):
Chevron Corp.	35,810	5,843
Diamondback Energy, Inc.	24,400	3,298
EOG Resources, Inc.	20,600	2,361
Halliburton Co.	129,600	4,101
Magnolia Oil & Gas Corp., Class A	151,300	3,310
Matador Resources Co.	43,900	2,092
Schlumberger NV	77,700	3,815
		24,820
Financials (12.3%):
Ameriprise Financial, Inc.	16,600	5,088
Axos Financial, Inc.(a)	81,800	3,020
Bank of America Corp.	62,700	1,793
Chubb Ltd.	10,800	2,097
Globe Life, Inc.	31,800	3,499
Interactive Brokers Group, Inc.	29,900	2,468
JPMorgan Chase & Co.	24,400	3,180
Kinsale Capital Group, Inc.	17,600	5,283
LPL Financial Holdings, Inc.	22,600	4,574
Morgan Stanley	39,700	3,486
NMI Holdings, Inc., Class A(a)	164,400	3,671
The Bancorp, Inc.(a)	127,700	3,556
The Hartford Financial Services Group, Inc.	71,300	4,969
		46,684

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (11.4%):
Agilent Technologies, Inc.	16,500	$2,283
AmerisourceBergen Corp.	14,600	2,338
Elevance Health, Inc.	8,700	4,000
Eli Lilly & Co.	17,600	6,044
Lantheus Holdings, Inc.(a)	29,700	2,452
Merck & Co., Inc.	22,400	2,383
Novo Nordisk A/S, ADR	13,000	2,069
Stryker Corp.	18,400	5,253
The Cigna Group	13,500	3,450
The Ensign Group, Inc.	40,100	3,831
Thermo Fisher Scientific, Inc.	6,000	3,458
UnitedHealth Group, Inc.	11,825	5,588
		43,149
Industrials (9.1%):
AGCO Corp.	28,600	3,867
Clean Harbors, Inc.(a)	28,000	3,992
Comfort Systems USA, Inc.	15,800	2,306
GXO Logistics, Inc.(a)	90,900	4,587
Lockheed Martin Corp.	4,100	1,938
Marten Transport Ltd.	84,000	1,760
Old Dominion Freight Line, Inc.	7,900	2,693
Raytheon Technologies Corp.	18,800	1,841
UFP Industries, Inc.	46,600	3,703
United Rentals, Inc.	5,700	2,256
WESCO International, Inc.	36,400	5,625
		34,568
IT Services (3.5%):
Fiserv, Inc. (a)	19,800	2,238
Verra Mobility Corp. (a)	221,000	3,739
Visa, Inc., Class A	32,600	7,350
		13,327
Materials (2.4%):
Graphic Packaging Holding Co.	149,100	3,801
Livent Corp.(a)	106,500	2,313
Summit Materials, Inc., Class A(a)	103,130	2,938
		9,052
Real Estate (1.7%):
Simon Property Group, Inc.	26,100	2,922
VICI Properties, Inc.	110,600	3,608
		6,530
Semiconductors & Semiconductor Equipment (8.2%):
Advanced Micro Devices, Inc. (a)	43,700	4,283
Applied Materials, Inc.	16,500	2,027
Broadcom, Inc.	13,000	8,340
Microchip Technology, Inc.	72,300	6,057
NVIDIA Corp.	23,200	6,444
ON Semiconductor Corp. (a)	49,800	4,100
		31,251
Software (7.6%):
Box, Inc., Class A (a)	67,300	1,803
Cadence Design Systems, Inc. (a)	26,800	5,631
Fortinet, Inc. (a)	60,500	4,021
Microsoft Corp.	52,360	15,095
Salesforce, Inc. (a)	12,200	2,437
		28,987
Technology Hardware, Storage & Peripherals (4.6%):
Apple, Inc.	105,580	17,410
Total Common Stocks (Cost $283,167)		368,746

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Multi-Cap Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (2.0%)
iShares Russell 3000 ETF (b)	32,400	$7,627
Total Exchange-Traded Funds (Cost $7,416)		7,627

Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	295,938	296
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	295,938	296
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	295,938	296
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	295,938	296
Total Collateral for Securities Loaned (Cost $1,184)		1,184

Total Investments (Cost $291,767) — 99.4%		377,557
Other assets in excess of liabilities — 0.6%		2,190
NET ASSETS - 100.00%		$379,747

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Communication Services (1.7%):
Live Nation Entertainment, Inc.(a)	53,344	$3,734
The Trade Desk, Inc., Class A(a)	34,100	2,077
		5,811
Consumer Discretionary (14.6%):
AutoZone, Inc.(a)	2,600	6,391
Burlington Stores, Inc.(a)	23,200	4,689
Chipotle Mexican Grill, Inc.(a)	2,500	4,271
D.R. Horton, Inc.	66,400	6,486
Etsy, Inc.(a)	41,300	4,598
Fox Factory Holding Corp.(a)	37,000	4,490
Lithia Motors, Inc.	9,500	2,175
Marriott Vacations Worldwide Corp.	25,521	3,442
NVR, Inc.(a)	900	5,015
Pool Corp.	14,700	5,034
Ross Stores, Inc.	36,700	3,895
		50,486
Consumer Staples (2.7%):
Casey's General Stores, Inc.	21,200	4,589
Church & Dwight Co., Inc.	23,400	2,069
Performance Food Group Co.(a)	42,900	2,588
		9,246
Energy (2.2%):
Cheniere Energy, Inc.	12,200	1,923
Diamondback Energy, Inc.	41,500	5,609
		7,532
Financials (9.2%):
Brown & Brown, Inc.	63,600	3,652
Evercore, Inc.	38,900	4,488
FactSet Research Systems, Inc.	10,000	4,151
Kinsale Capital Group, Inc.	20,700	6,213
MarketAxess Holdings, Inc.	14,400	5,635
MSCI, Inc.	13,800	7,724
		31,863
Health Care (14.0%):
Agilent Technologies, Inc.	49,893	6,902
Align Technology, Inc.(a)	14,000	4,678
Dexcom, Inc.(a)	49,500	5,751
Halozyme Therapeutics, Inc.(a)	39,000	1,489
Insulet Corp.(a)	17,700	5,646
Intra-Cellular Therapies, Inc.(a)	46,500	2,518
IQVIA Holdings, Inc.(a)	27,100	5,390
Medpace Holdings, Inc.(a)	17,700	3,328
Neurocrine Biosciences, Inc.(a)	17,800	1,802
West Pharmaceutical Services, Inc.	13,800	4,781
Zoetis, Inc.	36,630	6,097
		48,382
Industrials (19.7%):
Advanced Drainage Systems, Inc.	20,400	1,718
AMETEK, Inc.	39,700	5,770
Chart Industries, Inc.(a)	33,800	4,238
Copa Holdings SA(a)	39,200	3,620
CoStar Group, Inc.(a)	62,800	4,324
HEICO Corp.	41,900	7,166
IDEX Corp.	27,900	6,446
Old Dominion Freight Line, Inc.	13,150	4,482
Regal Rexnord Corp.	32,700	4,602
TFI International, Inc.	43,200	5,153
The Middleby Corp.(a)	30,200	4,428
Trane Technologies PLC	35,900	6,605
Verisk Analytics, Inc.	15,500	2,974
WESCO International, Inc.	42,300	6,537
		68,063

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Munder Mid-Cap Core Growth Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (20.3%):
Amphenol Corp., Class A	79,820	$6,523
CDW Corp.	40,159	7,826
Crowdstrike Holdings, Inc., Class A(a)	26,100	3,582
CyberArk Software Ltd.(a)	21,900	3,241
Enphase Energy, Inc.(a)	17,200	3,617
Fair Isaac Corp.(a)	9,700	6,816
HubSpot, Inc.(a)	10,600	4,545
Keysight Technologies, Inc.(a)	34,100	5,506
Lam Research Corp.	9,100	4,824
Monolithic Power Systems, Inc.	12,400	6,207
Paylocity Holding Corp.(a)	17,500	3,479
Synopsys, Inc.(a)	18,200	7,030
Teledyne Technologies, Inc.(a)	15,300	6,845
		70,041
Materials (5.5%):
Avery Dennison Corp.	39,800	7,121
FMC Corp.	55,800	6,815
Freeport-McMoRan, Inc.	74,400	3,044
Louisiana-Pacific Corp.	33,400	1,811
		18,791
Real Estate (5.3%):
CBRE Group, Inc., Class A(a)	63,600	4,631
SBA Communications Corp.	17,703	4,622
Sun Communities, Inc.	33,116	4,665
VICI Properties, Inc.	137,400	4,482
		18,400
Utilities (3.5%):
Atmos Energy Corp.	48,500	5,450
Sempra Energy	44,339	6,702
		12,152
Total Common Stocks (Cost $265,364)		340,767

Exchange-Traded Funds (1.3%)
SPDR S&P MidCap 400 ETF	9,900	4,538
Total Exchange-Traded Funds (Cost $4,417)		4,538

Total Investments (Cost $269,781) — 100.0%		345,305
Other assets in excess of liabilities — 0.0%		139
NET ASSETS - 100.00%		$345,444

(a)	Non-income producing security.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (2.4%):
Liberty Media Corp.-Liberty Formula One, Class C(a)	40,900	$3,061
Lions Gate Entertainment Corp., Class B(a)	165,600	1,719
Take-Two Interactive Software, Inc.(a)	21,150	2,523
		7,303
Consumer Discretionary (10.8%):
Aramark	58,065	2,079
Brunswick Corp.	29,931	2,454
Caesars Entertainment, Inc.(a)	49,354	2,409
D.R. Horton, Inc.	38,433	3,755
Dollar Tree, Inc.(a)	17,200	2,469
Foot Locker, Inc.	54,500	2,163
Macy's, Inc.	133,300	2,331
Marriott Vacations Worldwide Corp.	15,707	2,118
Norwegian Cruise Line Holdings Ltd.(a)	130,000	1,748
Ralph Lauren Corp.	28,800	3,360
Tapestry, Inc.	66,648	2,873
Visteon Corp.(a)	17,246	2,705
Yum! Brands, Inc.	24,550	3,243
		33,707
Consumer Staples (5.1%):
Archer-Daniels-Midland Co.	27,858	2,219
BJ's Wholesale Club Holdings, Inc.(a)	32,155	2,446
Coty, Inc., Class A(a)	266,677	3,216
Lamb Weston Holdings, Inc.	28,000	2,927
Molson Coors Beverage Co., Class B	53,000	2,739
Performance Food Group Co.(a)	38,079	2,298
		15,845
Energy (4.9%):
Devon Energy Corp.	50,200	2,541
Diamondback Energy, Inc.	18,438	2,492
Halliburton Co.	86,500	2,737
Hess Corp.	20,556	2,720
PDC Energy, Inc.	39,390	2,528
Valero Energy Corp.	17,050	2,380
		15,398
Financials (12.6%):
American Financial Group, Inc.	20,250	2,460
Arch Capital Group Ltd.(a)	55,435	3,762
Arthur J. Gallagher & Co.	18,400	3,520
Artisan Partners Asset Management, Inc., Class A	72,186	2,309
Fifth Third Bancorp.	130,200	3,469
First American Financial Corp.	43,627	2,428
Huntington Bancshares, Inc.	210,450	2,357
M&T Bank Corp.	18,500	2,212
Northern Trust Corp.	30,200	2,662
Regions Financial Corp.	135,600	2,517
Reinsurance Group of America, Inc.	22,091	2,933
RenaissanceRe Holdings Ltd.	11,107	2,225
State Street Corp.	53,100	4,019
The Hartford Financial Services Group, Inc.	35,900	2,502
		39,375
Health Care (7.4%):
Centene Corp.(a)	32,800	2,073
Encompass Health Corp.	47,800	2,586
GE HealthCare Technologies, Inc.(a)	36,200	2,970
Jazz Pharmaceuticals PLC(a)	16,957	2,481
Laboratory Corp. of America Holdings	9,000	2,065
Organon & Co.	79,653	1,873
Perrigo Co. PLC	54,916	1,970
STERIS PLC	12,789	2,446
Tenet Healthcare Corp.(a)	39,400	2,341

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	18,262	$2,360
		23,165
Industrials (19.6%):
Builders FirstSource, Inc.(a)	44,450	3,946
Copart, Inc.(a)	45,100	3,392
Cummins, Inc.	14,920	3,564
Curtiss-Wright Corp.	13,150	2,318
Delta Air Lines, Inc.(a)	84,000	2,933
Dover Corp.	24,500	3,723
Ferguson PLC	20,188	2,700
Howmet Aerospace, Inc.	84,000	3,559
Huntington Ingalls Industries, Inc.	14,245	2,949
ITT, Inc.	31,970	2,759
KBR, Inc.	56,900	3,132
Knight-Swift Transportation Holdings, Inc.	46,100	2,608
Lincoln Electric Holdings, Inc.	15,323	2,591
Old Dominion Freight Line, Inc.	10,500	3,579
PACCAR, Inc.	44,958	3,291
Parker-Hannifin Corp.	12,730	4,279
Pentair PLC	50,400	2,786
Ryder System, Inc.	21,102	1,883
The Timken Co.	27,700	2,264
Westinghouse Air Brake Technologies Corp.	26,908	2,719
		60,975
Information Technology (11.4%):
Ciena Corp.(a)	61,267	3,218
DXC Technology Co.(a)	97,700	2,497
Flex Ltd.(a)	151,167	3,478
Global Payments, Inc.	33,700	3,547
Jabil, Inc.	36,500	3,218
Juniper Networks, Inc.	100,000	3,442
Microchip Technology, Inc.	29,968	2,511
Motorola Solutions, Inc.	14,671	4,198
Skyworks Solutions, Inc.	23,212	2,738
Teradyne, Inc.	21,147	2,273
Verint Systems, Inc.(a)	51,041	1,901
Western Digital Corp.(a)	68,013	2,562
		35,583
Materials (7.5%):
Albemarle Corp.	9,371	2,071
Alcoa Corp.	45,964	1,956
Avery Dennison Corp.	13,200	2,362
Berry Global Group, Inc.	46,463	2,737
Corteva, Inc.	43,948	2,650
DuPont de Nemours, Inc.	45,700	3,280
Olin Corp.	52,100	2,892
Reliance Steel & Aluminum Co.	10,685	2,743
Westlake Corp.	21,806	2,529
		23,220
Real Estate (8.8%):
Apartment Income REIT Corp.	86,347	3,092
Essex Property Trust, Inc.	16,300	3,409
Federal Realty Investment Trust	30,525	3,017
Host Hotels & Resorts, Inc.	185,100	3,052
Realty Income Corp.	70,500	4,464
VICI Properties, Inc.	118,211	3,856
Welltower, Inc.	52,787	3,784
Weyerhaeuser Co.	95,746	2,885
		27,559
Utilities (8.0%):
CenterPoint Energy, Inc.	104,200	3,070
Constellation Energy Corp.	37,069	2,910
DTE Energy Co.	21,800	2,388
Evergy, Inc.	42,600	2,604

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Mid-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
FirstEnergy Corp.	68,355	$2,738
PPL Corp.	106,955	2,972
UGI Corp.	71,654	2,491
Vistra Corp.	112,326	2,696
Xcel Energy, Inc.	44,960	3,032
		24,901
Total Common Stocks (Cost $279,746)		307,031

Total Investments (Cost $279,746) — 98.5%		307,031
Other assets in excess of liabilities — 1.5%		4,819
NET ASSETS - 100.00%		$311,850

(a)	Non-income producing security.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Communication Services (2.2%):
Cinemark Holdings, Inc.(a)	1,146,878	$16,962
Lions Gate Entertainment Corp., Class B(a)	790,992	8,211
Magnite, Inc.(a)	938,000	8,686
		33,859
Consumer Discretionary (12.8%):
Asbury Automotive Group, Inc.(a)	49,400	10,374
Bloomin' Brands, Inc.	564,000	14,467
Brinker International, Inc.(a)	249,124	9,467
Brunswick Corp.	116,000	9,512
Century Communities, Inc.	252,300	16,127
Dave & Buster's Entertainment, Inc.(a)	181,000	6,659
Foot Locker, Inc.	341,000	13,534
Light & Wonder, Inc.(a)	262,000	15,733
Macy's, Inc.	551,000	9,637
Marriott Vacations Worldwide Corp.	77,700	10,479
Meritage Homes Corp.	172,800	20,176
PVH Corp.	161,949	14,439
Signet Jewelers Ltd.	177,300	13,790
Steven Madden Ltd.	316,100	11,380
Visteon Corp.(a)	102,405	16,060
		191,834
Consumer Staples (2.7%):
Coty, Inc., Class A(a)	988,178	11,917
MGP Ingredients, Inc.	80,000	7,738
The Andersons, Inc.	243,954	10,080
The Simply Good Foods Co.(a)	257,678	10,248
		39,983
Energy (6.3%):
Atlas Energy Solutions, Inc.(a)(b)	705,100	12,008
Chord Energy Corp.	103,500	13,931
Civitas Resources, Inc.	219,300	14,987
Diamond Offshore Drilling, Inc.(a)	1,093,031	13,160
Green Plains, Inc.(a)	373,800	11,584
International Seaways, Inc.	350,800	14,622
Permian Resources Corp.	1,320,500	13,865
		94,157
Financials (20.7%):
Ameris Bancorp.	357,000	13,059
Artisan Partners Asset Management, Inc., Class A	336,000	10,745
Assured Guaranty Ltd.	163,700	8,229
Atlantic Union Bankshares Corp.	375,377	13,157
Banc of California, Inc.	607,000	7,606
Bank of Hawaii Corp.	129,300	6,734
Blackstone Mortgage Trust, Inc., Class A(b)	536,000	9,568
Dynex Capital, Inc.	703,300	8,524
FB Financial Corp.	303,000	9,417
Federated Hermes, Inc.	—	—
First Bancorp/Southern Pines NC	240,000	8,525
First Merchants Corp.	373,000	12,290
Heritage Financial Corp.	143,500	3,071
Kemper Corp.	146,700	8,019
Kinsale Capital Group, Inc.	41,275	12,389
Ladder Capital Corp.	865,300	8,177
MGIC Investment Corp.	805,399	10,808
New York Community Bancorp, Inc.	1,260,000	11,390
Northwest Bancshares, Inc.	858,000	10,322
Pacific Premier Bancorp, Inc.	502,000	12,058
Primerica, Inc.	55,900	9,628
Prosperity Bancshares, Inc.	209,000	12,858
RLI Corp.	66,257	8,806
SouthState Corp.	258,400	18,414
Stewart Information Services Corp.	217,100	8,760

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Stifel Financial Corp.	154,900	$9,153
Synovus Financial Corp.	235,000	7,245
The Hanover Insurance Group, Inc.	69,929	8,986
United Community Banks, Inc.	556,000	15,635
Valley National Bancorp.	1,744,000	16,114
Virtus Investment Partners, Inc.	60,000	11,423
		311,110
Health Care (7.6%):
Brookdale Senior Living, Inc.(a)	1,545,840	4,560
Encompass Health Corp.	171,652	9,287
Haemonetics Corp.(a)	110,988	9,184
Ironwood Pharmaceuticals, Inc.(a)	897,950	9,447
LivaNova PLC(a)	236,600	10,311
Patterson Cos., Inc.	401,000	10,735
Perrigo Co. PLC	243,800	8,745
Prestige Consumer Healthcare, Inc.(a)	209,500	13,121
Select Medical Holdings Corp.	428,200	11,069
Supernus Pharmaceuticals, Inc.(a)	332,000	12,028
Tenet Healthcare Corp.(a)	258,555	15,363
		113,850
Industrials (18.8%):
AAR Corp.(a)	280,400	15,296
Atkore, Inc.(a)	85,500	12,011
BWX Technologies, Inc.	172,800	10,893
Clean Harbors, Inc.(a)	92,657	13,209
Core & Main, Inc., Class A(a)	508,000	11,735
Curtiss-Wright Corp.	87,600	15,440
EnPro Industries, Inc.	101,374	10,532
Esab Corp.	192,715	11,384
ESCO Technologies, Inc.	139,600	13,325
Federal Signal Corp.	193,000	10,463
FTI Consulting, Inc.(a)	78,400	15,472
Gibraltar Industries, Inc.(a)	308,000	14,938
Hayward Holdings, Inc.(a)	954,000	11,181
Hub Group, Inc., Class A(a)	147,700	12,398
Kirby Corp.(a)	141,587	9,869
Moog, Inc., Class A	138,000	13,903
Ryder System, Inc.	95,000	8,478
Saia, Inc.(a)	48,050	13,073
Terex Corp.	241,200	11,669
The Timken Co.	155,400	12,699
UFP Industries, Inc.	174,100	13,836
Wabash National Corp.	351,200	8,636
Werner Enterprises, Inc.	274,865	12,504
		282,944
Information Technology (8.7%):
Belden, Inc.	191,800	16,642
Diodes, Inc.(a)	146,200	13,562
FormFactor, Inc.(a)	405,000	12,899
Harmonic, Inc.(a)	800,000	11,672
Infinera Corp.(a)	1,722,089	13,363
Plexus Corp.(a)	145,800	14,226
Progress Software Corp.	203,557	11,694
Sanmina Corp.(a)	241,200	14,711
Veeco Instruments, Inc.(a)	513,600	10,852
Verint Systems, Inc.(a)	315,000	11,731
		131,352
Materials (4.2%):
ATI, Inc.(a)	304,000	11,996
Century Aluminum Co.(a)	818,500	8,185
Commercial Metals Co.	275,900	13,491
Ecovyst, Inc.(a)	1,212,000	13,393
O-I Glass, Inc.(a)	680,200	15,447
		62,512

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (9.7%):
Alexander & Baldwin, Inc.	412,000	$7,791
CareTrust REIT, Inc.	558,000	10,926
DiamondRock Hospitality Co.	1,439,700	11,705
Easterly Government Properties, Inc.	701,000	9,632
Essential Properties Realty Trust, Inc.	539,700	13,412
Hudson Pacific Properties, Inc.	573,545	3,814
LXP Industrial Trust	1,307,700	13,482
Physicians Realty Trust	1,000,000	14,930
Sabra Health Care REIT, Inc.	1,105,000	12,707
SITE Centers Corp.	1,158,000	14,220
STAG Industrial, Inc.	520,500	17,603
Summit Hotel Properties, Inc.	1,209,000	8,463
Veris Residential, Inc.(a)	455,000	6,661
		145,346
Utilities (4.1%):
ALLETE, Inc.	245,900	15,829
NorthWestern Corp.	242,900	14,054
ONE Gas, Inc.	206,600	16,369
Portland General Electric Co.	321,600	15,723
		61,975
Total Common Stocks (Cost $1,304,688)		1,468,922

Exchange-Traded Funds (0.9%)
iShares Russell 2000 Value ETF	100,000	13,702
Total Exchange-Traded Funds (Cost $13,347)		13,702

Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	3,848,745	3,849
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	3,848,745	3,849
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	3,848,745	3,849
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	3,848,745	3,848
Total Collateral for Securities Loaned (Cost $15,395)		15,395

Total Investments (Cost $1,333,430) — 99.7%		1,498,019
Other assets in excess of liabilities — 0.3%		4,698
NET ASSETS - 100.00%		$1,502,717

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Communication Services (2.0%):
Clear Channel Outdoor Holdings, Inc.(a)	462,000	$554
The Marcus Corp.	42,400	679
		1,233
Consumer Discretionary (14.9%):
BJ's Restaurants, Inc.(a)	20,150	587
Chico's FAS, Inc.(a)	121,543	668
Chuy's Holdings, Inc.(a)	21,500	771
Genesco, Inc.(a)	14,500	535
Green Brick Partners, Inc.(a)	19,519	684
Inspired Entertainment, Inc.(a)	45,707	585
Lindblad Expeditions Holdings, Inc.(a)	52,600	503
Malibu Boats, Inc., Class A(a)	8,200	463
Modine Manufacturing Co.(a)	41,445	955
Motorcar Parts of America, Inc.(a)	46,300	344
Noodles & Co.(a)	82,000	398
OneWater Marine, Inc.(a)(b)	21,100	590
Potbelly Corp.(a)	49,900	416
Red Robin Gourmet Burgers, Inc.(a)	32,800	470
Shoe Carnival, Inc.	24,700	633
Universal Electronics, Inc.(a)	30,900	313
Zumiez, Inc.(a)	17,500	323
		9,238
Energy (5.6%):
Berry Corp.	77,000	605
Diamond Offshore Drilling, Inc.(a)	41,300	497
International Seaways, Inc.	11,700	488
ProPetro Holding Corp.(a)	43,000	309
Solaris Oilfield Infrastructure, Inc., Class A	48,500	414
Talos Energy, Inc.(a)	31,900	473
Tidewater, Inc.(a)	15,300	675
		3,461
Financials (24.4%):
Ares Commercial Real Estate Corp.	50,750	461
Bridgewater Bancshares, Inc.(a)	38,000	412
Business First Bancshares, Inc.	29,500	505
Central Pacific Financial Corp.	16,900	302
Civista Bancshares, Inc.	26,400	446
ConnectOne Bancorp, Inc.	26,700	472
Diamond Hill Investment Group, Inc.	3,000	494
Dime Community Bancshares, Inc.	21,200	482
Dynex Capital, Inc.	51,800	628
EZCORP, Inc., Class A(a)	79,000	679
Financial Institutions, Inc.	24,400	470
First Internet Bancorp.	19,700	328
First Mid Bancshares, Inc.	21,970	598
German American Bancorp, Inc.	15,900	531
HarborOne Bancorp, Inc.	48,900	597
HCI Group, Inc.(b)	10,050	539
Heritage Commerce Corp.	45,000	375
Heritage Insurance Holdings, Inc.	46,800	144
HomeStreet, Inc.	22,000	396
Independent Bank Corp.	25,000	444
Mercantile Bank Corp.	17,700	541
Origin Bancorp, Inc.	19,500	627
Peoples Bancorp, Inc.	20,400	525
Premier Financial Corp.	29,750	617
Primis Financial Corp.	45,000	433
QCR Holdings, Inc.	13,800	606
SmartFinancial, Inc.	11,100	257
Southern Missouri Bancorp, Inc.	13,920	521
The First Bancshares, Inc.	24,400	630
Univest Financial Corp.	25,500	605

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Washington Trust Bancorp, Inc.	12,200	$423
		15,088
Health Care (6.0%):
Artivion, Inc.(a)	37,500	491
Brookdale Senior Living, Inc.(a)	198,500	586
Collegium Pharmaceutical, Inc.(a)	21,812	523
Community Health Systems, Inc.	118,000	578
HealthStream, Inc.(a)	24,100	653
RadNet, Inc.(a)	36,100	904
		3,735
Industrials (16.5%):
BlueLinx Holdings, Inc.(a)	7,800	530
CIRCOR International, Inc.(a)	25,300	787
Columbus McKinnon Corp.	20,300	754
Covenant Logistics Group, Inc., Class A	19,000	673
CRA International, Inc.	3,130	337
Ducommun, Inc.(a)	11,900	651
DXP Enterprises, Inc.(a)	19,900	536
Eagle Bulk Shipping, Inc.	13,000	592
Great Lakes Dredge & Dock Corp.(a)	72,000	391
Hawaiian Holdings, Inc.(a)	37,500	344
Heritage-Crystal Clean, Inc.(a)	15,400	548
Insteel Industries, Inc.	16,100	448
Interface, Inc.	51,000	414
Kelly Services, Inc., Class A	38,000	630
Matrix Service Co.(a)	35,400	191
Park Aerospace Corp.	24,000	323
Park-Ohio Holdings Corp.	22,000	266
SP Plus Corp.(a)	11,050	379
Titan Machinery, Inc.(a)	18,850	574
VSE Corp.	11,650	523
Willdan Group, Inc.(a)	21,100	330
		10,221
Information Technology (14.9%):
American Software, Inc., Class A	39,800	502
Benchmark Electronics, Inc.	26,500	628
Comtech Telecommunications Corp.	61,200	764
Digi International, Inc.(a)	18,000	606
Harmonic, Inc.(a)	44,304	646
I3 Verticals, Inc., Class A(a)	23,020	565
Ichor Holdings Ltd.(a)	20,800	681
Impinj, Inc.(a)	2,500	339
Infinera Corp.(a)	75,800	588
Kimball Electronics, Inc.(a)	31,500	759
Lantronix, Inc.(a)	100,000	434
PDF Solutions, Inc.(a)	21,900	929
ScanSource, Inc.(a)	21,550	656
Veeco Instruments, Inc.(a)	22,800	482
Vishay Precision Group, Inc.(a)	15,000	626
		9,205
Materials (6.2%):
AdvanSix, Inc.	16,550	633
Clearwater Paper Corp.(a)	17,800	595
Haynes International, Inc.	8,370	419
Koppers Holdings, Inc.	16,500	577
Schnitzer Steel Industries, Inc.	20,000	622
SunCoke Energy, Inc.	63,300	569
TimkenSteel Corp.(a)	21,800	400
		3,815
Real Estate (5.5%):
City Office REIT, Inc.	58,400	403
Global Medical REIT, Inc.	65,600	597
NETSTREIT Corp.	39,550	723
NexPoint Residential Trust, Inc.	10,600	463

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Discovery Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Plymouth Industrial REIT, Inc.	33,500	$704
Urstadt Biddle Properties, Inc., Class A	27,500	483
		3,373
Total Common Stocks (Cost $54,546)		59,369

Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	82,524	82
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	82,524	83
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	82,524	83
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	82,524	82
Total Collateral for Securities Loaned (Cost $330)		330

Total Investments (Cost $54,876) — 96.5%		59,699
Other assets in excess of liabilities — 3.5%		2,193
NET ASSETS - 100.00%		$61,892

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

REIT—Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Communication Services (2.2%):
Cinemark Holdings, Inc.(a)	145,301	$2,149
Liberty Media Corp.-Liberty Formula One, Class C(a)	26,200	1,960
Lions Gate Entertainment Corp., Class B(a)	120,000	1,246
		5,355
Consumer Discretionary (14.2%):
Aramark	51,820	1,855
Asbury Automotive Group, Inc.(a)	7,600	1,596
Bloomin' Brands, Inc.	92,246	2,366
Brunswick Corp.	22,909	1,878
Caesars Entertainment, Inc.(a)	36,886	1,800
Foot Locker, Inc.	43,170	1,713
Light & Wonder, Inc.(a)	33,597	2,017
Macy's, Inc.	112,500	1,968
Marriott Vacations Worldwide Corp.	12,469	1,682
Norwegian Cruise Line Holdings Ltd.(a)	107,997	1,453
PulteGroup, Inc.	57,482	3,350
PVH Corp.	25,955	2,314
Ralph Lauren Corp.	24,425	2,850
Signet Jewelers Ltd.	28,010	2,179
Tapestry, Inc.	71,461	3,081
Visteon Corp.(a)	15,437	2,421
		34,523
Consumer Staples (4.2%):
BJ's Wholesale Club Holdings, Inc.(a)	25,932	1,973
Coty, Inc., Class A(a)	210,732	2,541
MGP Ingredients, Inc.	17,288	1,672
Molson Coors Beverage Co., Class B	34,600	1,788
Performance Food Group Co.(a)	36,541	2,205
		10,179
Energy (5.2%):
Cactus, Inc., Class A	34,618	1,427
Chord Energy Corp.	10,379	1,397
Civitas Resources, Inc.	25,450	1,739
Diamond Offshore Drilling, Inc.(a)	132,036	1,590
Green Plains, Inc.(a)	45,900	1,423
International Seaways, Inc.	37,775	1,575
PDC Energy, Inc.	22,054	1,415
Permian Resources Corp.	189,989	1,995
		12,561
Financials (15.2%):
AGNC Investment Corp.	178,000	1,794
American Financial Group, Inc.	15,495	1,883
Artisan Partners Asset Management, Inc., Class A	56,400	1,804
Atlantic Union Bankshares Corp.	58,799	2,061
Bank of Hawaii Corp.	21,612	1,126
Blackstone Mortgage Trust, Inc., Class A(b)	96,800	1,728
East West Bancorp, Inc.	28,078	1,558
First American Financial Corp.	31,545	1,756
Kinsale Capital Group, Inc.	5,758	1,728
MGIC Investment Corp.	137,602	1,847
New York Community Bancorp, Inc.	247,000	2,233
Prosperity Bancshares, Inc.	36,890	2,269
Reinsurance Group of America, Inc.	12,300	1,633
SouthState Corp.	31,400	2,238
Stifel Financial Corp.	32,862	1,942
Synovus Financial Corp.	51,489	1,587
The Hanover Insurance Group, Inc.	13,521	1,737
Unum Group	57,284	2,266
Valley National Bancorp.	170,599	1,576
Voya Financial, Inc.	29,588	2,114
		36,880

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (6.8%):
Encompass Health Corp.	33,145	$1,793
Ironwood Pharmaceuticals, Inc.(a)	145,950	1,535
Jazz Pharmaceuticals PLC(a)	12,156	1,779
LivaNova PLC(a)	33,372	1,454
Organon & Co.	75,993	1,787
Perrigo Co. PLC	64,000	2,296
Prestige Consumer Healthcare, Inc.(a)	31,900	1,998
Select Medical Holdings Corp.	67,424	1,743
Tenet Healthcare Corp.(a)	33,750	2,006
		16,391
Industrials (20.6%):
AECOM	30,980	2,612
Alaska Air Group, Inc.(a)	45,391	1,905
Atkore, Inc.(a)	13,641	1,916
Builders FirstSource, Inc.(a)	34,952	3,103
Clean Harbors, Inc.(a)	18,328	2,613
Core & Main, Inc., Class A(a)	83,580	1,931
Curtiss-Wright Corp.	18,149	3,199
Forward Air Corp.	19,208	2,070
FTI Consulting, Inc.(a)	13,915	2,746
Howmet Aerospace, Inc.	71,764	3,041
Huntington Ingalls Industries, Inc.	12,185	2,522
ITT, Inc.	26,789	2,312
KBR, Inc.	39,543	2,177
Kirby Corp.(a)	34,116	2,378
Knight-Swift Transportation Holdings, Inc.	44,704	2,529
Pentair PLC	48,204	2,664
Ryder System, Inc.	19,999	1,785
Saia, Inc.(a)	8,139	2,214
Terex Corp.	37,785	1,828
The Timken Co.	28,950	2,366
Westinghouse Air Brake Technologies Corp.	21,296	2,152
		50,063
Information Technology (10.7%):
Belden, Inc.	28,000	2,430
Ciena Corp.(a)	50,807	2,668
Diodes, Inc.(a)	26,100	2,421
DXC Technology Co.(a)	79,024	2,020
Euronet Worldwide, Inc.(a)	20,905	2,339
Flex Ltd.(a)	116,764	2,687
FormFactor, Inc.(a)	65,000	2,070
Jabil, Inc.	29,195	2,574
Juniper Networks, Inc.	82,000	2,823
Progress Software Corp.	33,234	1,909
Verint Systems, Inc.(a)	55,400	2,063
		26,004
Materials (7.1%):
Alcoa Corp.	66,169	2,816
Berry Global Group, Inc.	34,450	2,029
O-I Glass, Inc.(a)	118,392	2,689
Olin Corp.	43,361	2,407
Packaging Corp. of America	16,115	2,237
Reliance Steel & Aluminum Co.	12,628	3,242
Westlake Corp.	15,308	1,775
		17,195
Real Estate (8.3%):
Apartment Income REIT Corp.	76,000	2,722
Federal Realty Investment Trust	27,691	2,737
First Industrial Realty Trust, Inc.	56,338	2,997
Gaming and Leisure Properties, Inc.	56,500	2,941
Highwoods Properties, Inc.	81,580	1,892
Host Hotels & Resorts, Inc.	140,498	2,317
Medical Properties Trust, Inc.	205,000	1,685

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
SITE Centers Corp.	152,000	$1,867
Veris Residential, Inc.(a)	67,386	986
		20,144
Utilities (3.0%):
ALLETE, Inc.	40,010	2,575
UGI Corp.	66,961	2,328
Vistra Corp.	97,164	2,332
		7,235
Total Common Stocks (Cost $217,640)		236,530

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	41,850	42
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	41,850	42
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	41,850	42
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	41,850	41
Total Collateral for Securities Loaned (Cost $167)		167

Total Investments (Cost $217,807) — 97.6%		236,697
Other assets in excess of liabilities — 2.4%		5,726
NET ASSETS - 100.00%		$242,423

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Australia (5.2%):

Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd.	23,943	$599

Energy (0.7%):
Santos Ltd.	124,541	573
Woodside Energy Group Ltd.	37,159	830
		1,403
Financials (1.5%):
Macquarie Group Ltd.	6,427	761
National Australia Bank Ltd.	78,971	1,471
QBE Insurance Group Ltd.	70,138	686
		2,918
Health Care (0.4%):
Cochlear Ltd.	4,192	667

Industrials (0.8%):
Brambles Ltd.	72,741	656
Qantas Airways Ltd. (a)	175,916	785
		1,441
Materials (0.9%):
Mineral Resources Ltd.	11,892	643
Rio Tinto Ltd.	14,142	1,136
		1,779
Real Estate (0.6%):
Charter Hall Group	73,480	546
Goodman Group	45,088	572
		1,118
		9,925
Austria (0.6%):
Industrials (0.6%):
ANDRITZ AG	16,142	1,092

Brazil (1.7%):
Energy (0.3%):
Petro Rio SA (a)	98,000	603

Financials (0.6%):
Banco do Brasil SA	140,300	1,083

Materials (0.4%):
Gerdau SA, Preference Shares	170,340	850

Utilities (0.4%):
Cia Energetica de Minas Gerais, Preference Shares	308,849	697
		3,233
Canada (6.3%):

Consumer Discretionary (0.4%):
BRP, Inc.	10,156	795

Energy (1.1%):
ARC Resources Ltd.	34,857	395
Headwater Exploration, Inc.	116,639	545
Parex Resources, Inc.	30,258	563

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Suncor Energy, Inc.	17,902	$556
		2,059
Financials (3.0%):
Element Fleet Management Corp.	83,450	1,096
Fairfax Financial Holdings Ltd.	1,954	1,300
National Bank of Canada (b)	16,922	1,211
Sun Life Financial, Inc. (b)	19,550	913
The Toronto-Dominion Bank	20,395	1,222
		5,742
Industrials (0.3%):
Finning International, Inc.	25,239	629

Materials (1.5%):
Dundee Precious Metals, Inc.	88,270	644
Nutrien Ltd.	7,383	545
Stella-Jones, Inc.	25,028	959
Teck Resources Ltd., Class B	23,454	857
		3,005
		12,230
Chile (0.4%):
Consumer Staples (0.4%):
Cencosud SA	367,436	711

China (8.3%):
Communication Services (1.9%):
Baidu, Inc., Class A (a)	53,750	1,013
iQIYI, Inc., ADR (a)(b)	104,451	760
Tencent Holdings Ltd.	37,400	1,828
		3,601
Consumer Discretionary (2.6%):
Alibaba Group Holding Ltd. (a)	182,196	2,308
BYD Co. Ltd., Class H	27,500	809
New Oriental Education & Technology Group, Inc. (a)	188,900	725
PDD Holdings, Inc., ADR (a)	5,549	421
Yadea Group Holdings Ltd. (c)	318,000	819
		5,082
Consumer Staples (0.3%):
Tsingtao Brewery Co. Ltd., Class H	62,000	678

Financials (1.6%):
Agricultural Bank of China Ltd., Class H	1,527,000	565
Bank of China Ltd., Class H	2,130,275	817
China Construction Bank Corp., Class H	1,244,000	805
PICC Property & Casualty Co. Ltd., Class H	832,000	849
		3,036
Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	490,000	480

Industrials (0.7%):
China Railway Group Ltd., Class H	1,377,000	840
COSCO SHIPPING Holdings Co. Ltd., Class H	429,150	484
		1,324
Information Technology (0.3%):
Hua Hong Semiconductor Ltd. (a)(c)	136,000	602

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Trivalent International Fund – Core Equity	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Anhui Conch Cement Co. Ltd., Class H	236,000	$818
Ganfeng Lithium Group Co. Ltd., Class H (c)	74,400	464
		1,282
		16,085
Denmark (2.2%):
Consumer Discretionary (0.4%):
Pandora A/S	8,932	857

Health Care (1.8%):
Novo Nordisk A/S, Class B	21,516	3,418
		4,275
Finland (0.8%):
Information Technology (0.4%):
Nokia Oyj	160,649	789

Utilities (0.4%):
Fortum Oyj (a)	48,005	735
		1,524
France (7.3%):
Communication Services (0.7%):
Publicis Groupe SA	17,048	1,331

Consumer Discretionary (1.7%):
LVMH Moet Hennessy Louis Vuitton SE	3,600	3,304

Consumer Staples (0.6%):
Pernod Ricard SA	4,886	1,106

Financials (0.9%):
AXA SA	22,984	701
BNP Paribas SA	17,569	1,049
		1,750
Health Care (0.3%):
EssilorLuxottica SA	3,430	618

Industrials (1.4%):
Cie de Saint-Gobain	18,020	1,024
Eiffage SA	7,298	790
Rexel SA	34,311	816
		2,630
Information Technology (0.9%):
Capgemini SE	6,077	1,129
Edenred	11,345	672
		1,801
Materials (0.5%):
Arkema SA	9,645	952

Real Estate (0.3%):
Klepierre SA	25,226	572
		14,064
Germany (6.6%):
Communication Services (1.0%):
Deutsche Telekom AG	83,054	2,012

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.7%):
Mercedes-Benz Group AG	16,782	$1,290

Energy (0.2%):
VERBIO Vereinigte BioEnergie AG	10,264	482

Financials (0.4%):
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	2,070	724

Health Care (1.2%):
Bayer AG, Registered Shares	15,309	978
Merck KGaA	7,165	1,336
		2,314
Industrials (2.0%):
Brenntag SE	9,964	750
Daimler Truck Holding AG (a)	19,050	643
MTU Aero Engines AG	2,864	716
Siemens AG, Registered Shares	10,743	1,740
		3,849
Information Technology (1.1%):
Infineon Technologies AG	35,771	1,469
SAP SE	4,853	613
		2,082
		12,753
Hong Kong (1.9%):
Consumer Staples (0.2%):
WH Group Ltd. (c)	761,000	454

Financials (0.3%):
BOC Hong Kong Holdings Ltd.	183,500	571

Industrials (0.3%):
CK Hutchison Holdings Ltd.	107,000	662

Information Technology (0.4%):
Lenovo Group Ltd.	726,000	787

Real Estate (0.4%):
CK Asset Holdings Ltd.	111,895	678

Utilities (0.3%):
Kunlun Energy Co. Ltd.	722,000	564
		3,716
India (3.2%):
Consumer Discretionary (0.3%):
Mahindra & Mahindra Ltd.	36,033	509

Consumer Staples (0.4%):
Varun Beverages Ltd.	43,472	735

Energy (0.6%):
Reliance Industries Ltd.	41,553	1,182

Financials (0.4%):
ICICI Bank Ltd.	72,298	773

Information Technology (0.6%):
HCL Technologies Ltd.	42,607	566

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tata Consultancy Services Ltd.	16,045	$629
		1,195
Materials (0.5%):
UPL Ltd.	98,233	859

Utilities (0.4%):
Power Grid Corp. of India Ltd.	304,773	839
		6,092
Indonesia (0.3%):
Communication Services (0.3%):
Indosat TBK PT	1,210,500	562

Ireland (0.4%):
Health Care (0.4%):
ICON PLC (a)	3,936	841

Israel (1.0%):
Financials (0.3%):
Bank Leumi Le-Israel BM	62,443	473

Health Care (0.3%):
Inmode Ltd. (a)	17,185	549

Information Technology (0.4%):
Nice Ltd. (a)	3,599	820
		1,842
Italy (1.1%):
Industrials (0.4%):
Leonardo SpA	69,663	817

Utilities (0.7%):
Enel SpA	129,335	789
Iren SpA	219,276	420
		1,209
		2,026
Japan (13.3%):
Communication Services (0.6%):
Nippon Telegraph & Telephone Corp.	38,700	1,157

Consumer Discretionary (1.6%):
Isuzu Motors Ltd.	90,300	1,079
Sony Group Corp.	7,600	692
Subaru Corp.	36,500	583
Suzuki Motor Corp.	18,400	670
		3,024
Consumer Staples (1.0%):
Ajinomoto Co., Inc.	30,800	1,071
Seven & i Holdings Co. Ltd.	18,500	836
		1,907
Financials (1.9%):
Mizuho Financial Group, Inc.	66,710	945
ORIX Corp.	41,200	679
Sumitomo Mitsui Financial Group, Inc.	35,225	1,410

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Tokio Marine Holdings, Inc.	33,800	$651
		3,685
Health Care (1.3%):
Nippon Shinyaku Co. Ltd.	10,500	463
Olympus Corp.	33,700	592
Ono Pharmaceutical Co. Ltd.	37,900	790
Shionogi & Co. Ltd.	14,200	641
		2,486
Industrials (3.6%):
Fuji Electric Co. Ltd.	19,100	754
Hitachi Ltd.	12,200	671
ITOCHU Corp.	46,000	1,498
Komatsu Ltd.	43,500	1,080
Mitsui & Co. Ltd.	39,000	1,216
NIPPON EXPRESS HOLDINGS, Inc.	12,500	754
Nippon Yusen KK (b)	40,200	939
		6,912
Information Technology (1.8%):
Advantest Corp.	10,300	955
Fujitsu Ltd.	6,800	919
Keyence Corp.	1,600	784
TDK Corp.	23,100	829
		3,487
Materials (1.2%):
Nippon Steel Corp.	28,500	672
Shin-Etsu Chemical Co. Ltd.	29,000	942
Tosoh Corp.	52,900	719
		2,333
Real Estate (0.3%):
Mitsui Fudosan Co. Ltd.	35,800	673
		25,664
Luxembourg (0.3%):
Energy (0.3%):
Tenaris SA	45,530	645

Malaysia (0.6%):
Financials (0.6%):
RHB Bank Bhd	888,200	1,124

Mexico (1.2%):
Consumer Staples (0.5%):
Arca Continental SAB de CV	109,605	995

Energy (0.3%):
Vista Energy SAB de CV, ADR (a)	32,179	637

Financials (0.4%):
Gentera SAB de CV	684,451	751
		2,383
Netherlands (3.0%):
Consumer Discretionary (1.1%):
Stellantis NV	117,483	2,137

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (1.2%):
Heineken NV	6,318	$679
Koninklijke Ahold Delhaize NV	45,474	1,553
		2,232
Financials (0.7%):
ING Groep NV	64,277	763
NN Group NV	16,438	597
		1,360
		5,729
Norway (1.0%):
Consumer Staples (0.3%):
Mowi ASA	35,682	660

Energy (0.3%):
Equinor ASA	17,541	499

Materials (0.4%):
Yara International ASA	16,807	731
		1,890
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC	216,592	560

Russian Federation (0.0%):(d)
Consumer Staples (0.0%):
Magnit PJSC, GDR (a)(e)	36,370	—	(f)

Energy (0.0%):(d)
LUKOIL PJSC, ADR (a)(e)	8,489	1

Financials (0.0%):(d)
Sberbank of Russia PJSC (a)(e)	220,230	1
		2
Saudi Arabia (0.4%):
Financials (0.4%):
Alinma Bank	104,815	827

Singapore (1.6%):
Consumer Staples (0.6%):
Wilmar International Ltd.	364,700	1,156

Financials (0.5%):
DBS Group Holdings Ltd.	36,900	917

Utilities (0.5%):
Sembcorp Industries Ltd.	304,800	1,006
		3,079
South Africa (0.5%):
Energy (0.2%):
Exxaro Resources Ltd.	40,555	424

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.3%):
Absa Group Ltd.	57,784	$591
		1,015
South Korea (3.4%):
Communication Services (0.5%):
JYP Entertainment Corp.	17,412	1,041

Consumer Discretionary (0.4%):
Kia Corp.	12,685	792

Financials (0.7%):
DB Insurance Co. Ltd.	13,039	750
Hana Financial Group, Inc.	20,344	637
		1,387
Industrials (0.5%):
Samsung Engineering Co. Ltd. (a)	35,999	880

Information Technology (1.3%):
LG Innotek Co. Ltd.	4,367	916
Samsung Electronics Co. Ltd.	15,952	789
Samsung SDI Co. Ltd.	1,421	807
		2,512
		6,612
Spain (2.2%):
Energy (0.4%):
Repsol SA	44,915	691

Financials (0.8%):
Banco Santander SA	287,019	1,069
Bankinter SA	94,744	538
		1,607
Utilities (1.0%):
Corp. ACCIONA Energias Renovables SA (a)	23,004	892
Iberdrola SA	76,996	959
		1,851
		4,149
Sweden (1.7%):
Consumer Discretionary (0.7%):
Evolution AB (c)	9,448	1,266

Industrials (0.4%):
Volvo AB, Class B (b)	41,330	852

Materials (0.6%):
Boliden AB	28,418	1,117
		3,235
Switzerland (7.4%):
Consumer Discretionary (1.0%):
Cie Financiere Richemont SA, Registered Shares	12,515	2,007

Consumer Staples (1.3%):
Coca-Cola HBC AG	32,838	899
Nestle SA, Registered Shares	13,589	1,657
		2,556

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (1.5%):
Julius Baer Group Ltd.	15,914	$1,087
Swiss Life Holding AG	1,505	929
UBS Group AG	43,908	930
		2,946
Health Care (1.4%):
Novartis AG, Registered Shares	28,779	2,643

Industrials (0.4%):
ABB Ltd., Registered Shares	20,048	690

Information Technology (0.8%):
STMicroelectronics NV	30,515	1,626

Materials (1.0%):
Glencore PLC	112,371	646
Holcim AG	18,874	1,218
		1,864
		14,332
Taiwan (3.7%):
Financials (0.4%):
Chailease Holding Co. Ltd.	106,895	786

Health Care (0.7%):
Lotus Pharmaceutical Co. Ltd.	151,000	1,250

Information Technology (2.6%):
Accton Technology Corp.	55,000	578
Delta Electronics, Inc.	82,000	814
Hon Hai Precision Industry Co. Ltd.	152,000	520
Novatek Microelectronics Corp.	41,000	583
Taiwan Semiconductor Manufacturing Co. Ltd.	148,000	2,594
		5,089
		7,125
Thailand (0.5%):
Health Care (0.5%):
Bumrungrad Hospital PCL, Class R	140,100	927

United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Development PJSC (a)	608,143	915

United Kingdom (9.2%):
Communication Services (0.7%):
Informa PLC	89,504	767
WPP PLC	43,097	512
		1,279
Consumer Discretionary (0.7%):
JD Sports Fashion PLC	651,660	1,435

Consumer Staples (1.2%):
Associated British Foods PLC	26,426	634
Reckitt Benckiser Group PLC	9,214	701
Tesco PLC	319,609	1,048
		2,383

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (1.1%):
BP PLC	270,783	$1,711
Harbour Energy PLC	132,287	449
		2,160
Financials (2.3%):
3i Group PLC	87,287	1,819
Barclays PLC	398,237	716
Legal & General Group PLC	186,239	551
Standard Chartered PLC	168,894	1,280
		4,366
Health Care (1.5%):
AstraZeneca PLC	20,310	2,814

Industrials (0.7%):
Ashtead Group PLC	10,635	653
BAE Systems PLC	62,046	750
		1,403
Information Technology (0.3%):
The Sage Group PLC	63,270	607

Real Estate (0.4%):
Safestore Holdings PLC	57,373	673

Utilities (0.3%):
Drax Group PLC	86,017	646
		17,766
Total Common Stocks (Cost $178,225)		188,950

Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares Core MSCI EAFE ETF	10,413	696
iShares Core MSCI Emerging Markets ETF	6,431	314
		1,010
Total Exchange-Traded Funds (Cost $1,008)		1,010

Collateral for Securities Loaned (2.1%)^
United States (2.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (g)	1,016,532	1,016
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (g)	1,016,532	1,017
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (g)	1,016,532	1,017
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (g)	1,016,532	1,016
Total Collateral for Securities Loaned (Cost $4,066)		4,066

Total Investments (Cost $183,299) — 100.7%		194,026
Liabilities in excess of other assets — (0.7)%		(1,386)
NET ASSETS - 100.00%		$192,640

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $3,605 (thousands) and amounted to 1.9% of net assets.
(d)	Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios Victory Trivalent International Fund – Core Equity	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

(e)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023 (amounts in thousands).

Security Name	Acquisition Date	Cost
LUKOIL PJSC, ADR	8/21/2019	$729
Magnit PJSC, GDR	10/29/2021	671
Sberbank of Russia PJSC	12/9/2016	752

(f)	Rounds to less than $1 thousand.
(g)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Australia (5.3%):

Consumer Discretionary (0.8%):
JB Hi-Fi Ltd.	376,899	$10,754
Super Retail Group Ltd.	1,401,996	11,854
		22,608
Consumer Staples (0.2%):
Elders Ltd.	1,224,738	7,083

Energy (0.3%):
Beach Energy Ltd.	8,632,684	8,172

Financials (0.4%):
Bank of Queensland Ltd. (a)	2,298,965	10,023

Industrials (0.4%):
Seven Group Holdings Ltd.	787,644	12,232

Information Technology (0.6%):
Technology One Ltd.	1,601,174	15,731

Materials (2.1%):
Allkem Ltd. (b)	2,639,330	21,139
CSR Ltd.	2,401,618	7,656
Iluka Resources Ltd.	2,777,701	19,820
Incitec Pivot, Ltd.	5,498,818	11,585
		60,200
Real Estate (0.5%):
Charter Hall Group	985,554	7,320
Region RE Ltd.	5,035,649	7,951
		15,271
		151,320
Canada (10.7%):
Communication Services (0.3%):
IMAX Corp. (b)	487,944	9,359

Consumer Discretionary (0.8%):
BRP, Inc.	299,693	23,455

Energy (2.2%):
Headwater Exploration, Inc.	2,689,241	12,558
NuVista Energy Ltd. (b)	1,111,648	8,991
Parex Resources, Inc. (a)	980,130	18,235
Vermilion Energy, Inc. (a)	447,864	5,810
Whitecap Resources, Inc.	2,014,034	15,575
		61,169
Financials (1.2%):
Element Fleet Management Corp.	1,320,865	17,350
Laurentian Bank of Canada	309,066	7,276
Nuvei Corp. (b)(c)	242,060	10,547
		35,173
Health Care (0.0%):
Tilray Brands, Inc., Class 2 (b)	2	—	(d)

Industrials (1.5%):
ATS Corp. (b)	497,527	20,836
Finning International, Inc.	857,920	21,389
		42,225

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (1.1%):
Celestica, Inc. (b)	1,359,159	$17,532
The Descartes Systems Group, Inc. (b)	183,968	14,850
		32,382
Materials (2.4%):
Aginco Eagle Mines Ltd.	1	—	(d)
Alamos Gold, Inc.	1,653,135	20,186
Dundee Precious Metals, Inc.	2,215,688	16,167
OceanaGold Corp.	6,981,724	17,308
Stella-Jones, Inc.	390,363	14,961
		68,622
Real Estate (0.9%):
Boardwalk Real Estate Invest (a)	421,811	17,212
Tricon Residential, Inc.	1,145,846	8,887
		26,099
Utilities (0.3%):
TransAlta Corp.	911,514	7,973
		306,457
Denmark (1.7%):
Consumer Discretionary (0.4%):
Pandora A/S	134,868	12,947

Financials (0.6%):
Jyske Bank A/S, Registered Shares (b)	229,779	16,104

Health Care (0.3%):
Bavarian Nordic A/S (a)(b)	295,361	8,510

Industrials (0.4%):
ISS A/S (b)	517,474	10,563
		48,124
Finland (1.7%):
Industrials (1.2%):
Konecranes Oyj	375,876	12,604
Valmet Oyj (a)	642,106	20,843
		33,447
Information Technology (0.5%):
TietoEVRY Oyj	470,974	14,794
		48,241
France (8.7%):
Communication Services (0.3%):
Vivendi SE	950,432	9,609

Consumer Discretionary (1.0%):
Accor SA (b)	287,776	9,355
La Francaise des Jeux SAEM (c)	203,395	8,476
Renault SA (b)	256,151	10,439
		28,270
Energy (0.9%):
Technip Energies NV	508,988	10,858
Vallourec SA (b)	1,168,636	14,759
		25,617

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Ipsen SA	86,637	$9,539

Industrials (3.2%):
Eiffage SA	207,273	22,428
Elis SA	923,046	17,652
Nexans SA	123,337	12,288
Rexel SA	832,823	19,798
SPIE SA	610,140	17,708
		89,874
Information Technology (1.5%):
Edenred	148,842	8,808
SOITEC (b)	56,875	9,126
Sopra Steria Group	111,667	23,464
		41,398
Materials (0.6%):
Arkema SA	174,423	17,220

Real Estate (0.9%):
Klepierre SA (a)	804,791	18,245
Nexity SA	341,312	8,570
		26,815
		248,342
Germany (7.4%):
Communication Services (1.2%):
CTS Eventim AG & Co. KGaA (b)	193,947	12,124
Freenet AG	587,128	15,255
United Internet AG, Registered Shares	399,357	6,883
		34,262
Consumer Discretionary (1.1%):
Hugo Boss AG	237,737	17,094
Vitesco Technologies Group AG (b)	192,049	13,887
		30,981
Energy (0.2%):
VERBIO Vereinigte BioEnergie AG (a)	121,739	5,718

Financials (0.3%):
Deutsche Pfandbriefbank AG (c)	1,045,129	9,059

Health Care (0.8%):
Gerresheimer AG	225,355	22,343

Industrials (1.2%):
GEA Group AG	388,981	17,743
Rheinmetall AG	58,986	17,473
		35,216
Information Technology (1.4%):
AIXTRON SE	574,171	19,513
Bechtle AG	397,983	19,057
		38,570
Materials (0.6%):
Aurubis AG	152,496	14,126
LANXESS AG	86,413	3,555
		17,681

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.3%):
TAG Immobilien AG	1,243,446	$8,607

Utilities (0.3%):
Encavis AG	515,932	8,862
		211,299
Hong Kong (1.7%):
Consumer Discretionary (0.4%):
Melco Resorts & Entertainment Ltd., ADR (b)	856,349	10,901

Health Care (0.3%):
The United Laboratories International Holdings Ltd.	11,310,000	7,850

Industrials (0.4%):
Pacific Basin Shipping Ltd.	28,882,000	11,177

Information Technology (0.3%):
ASM Pacific Technology Ltd.	1,054,900	10,463

Real Estate (0.3%):
Hysan Development Co. Ltd.	3,385,000	9,623
		50,014
Ireland (2.0%):
Consumer Discretionary (0.4%):
Dalata Hotel Group PLC (b)	2,644,473	11,989

Consumer Staples (0.6%):
Glanbia PLC	1,077,840	15,563

Financials (1.0%):
Bank of Ireland Group PLC	2,887,588	29,215
		56,767
Isle of Man (0.3%):
Consumer Discretionary (0.3%):
Playtech PLC (b)	1,518,698	9,867

Israel (1.6%):
Communication Services (1.1%):
Perion Network Ltd. (b)	827,426	32,749

Health Care (0.5%):
Inmode Ltd. (b)	399,900	12,781
		45,530
Italy (2.7%):
Energy (0.3%):
Saras SpA (b)	5,616,505	8,726

Financials (0.5%):
Banco BPM SpA (a)	3,866,146	15,101

Industrials (0.4%):
Leonardo SpA	919,603	10,784

Information Technology (0.6%):
Reply SpA	137,981	17,325

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Buzzi Unicem SpA	614,021	$14,902

Utilities (0.4%):
Iren SpA	5,120,811	9,821
		76,659
Japan (22.1%):
Communication Services (0.9%):
Internet Initiative Japan, Inc.	1,272,100	26,527

Consumer Discretionary (4.2%):
Asics Corp.	364,500	10,384
Goldwin, Inc.	117,100	11,174
J Front Retailing Co., Ltd.	1,322,500	13,209
Komeri Co. Ltd.	431,900	8,922
Nextage Co. Ltd.	416,400	8,704
Resorttrust, Inc.	754,100	12,018
Round One Corp.	2,196,400	8,498
Sankyo Co. Ltd.	315,300	13,166
Shimamura Co. Ltd.	132,400	13,477
Sumitomo Forestry Co. Ltd.	469,000	9,318
Toyo Tire Corp.	912,900	10,687
		119,557
Consumer Staples (1.2%):
Morinaga Milk Industry Co. Ltd.	210,700	7,579
Nissui Corp.	2,145,200	8,796
Toyo Suisan Kaisha Ltd.	237,200	9,914
Ya-Man Ltd. (a)	910,500	8,189
		34,478
Financials (1.4%):
Credit Saison Co. Ltd. (a)	731,500	9,299
Fuyo General Lease Co. Ltd.	136,500	9,289
Mebuki Financial Group, Inc.	4,384,600	10,722
Zenkoku Hosho Co. Ltd.	253,500	9,567
		38,877
Health Care (1.6%):
Eiken Chemical Co. Ltd.	627,700	7,422
Jeol Ltd.	284,000	9,181
Miraca Holdings, Inc.	581,700	11,714
Sawai Group Holdings Co. Ltd.	276,500	7,627
Suzuken Co. Ltd.	450,500	11,381
		47,325
Industrials (5.4%):
BayCurrent Consulting, Inc.	271,100	11,257
CKD Corp.	709,200	11,582
Daihen Corp.	337,300	11,338
Ebara Corp.	275,700	12,839
Fujikura Ltd.	1,833,700	13,027
FULLCAST Holdings Co. Ltd.	490,100	8,974
Infroneer Holdings, Inc.	1,504,500	11,629
JGC Holdings Corp.	691,100	8,590
Organo Corp.	395,100	10,802
Sankyu, Inc.	302,600	11,231
Sanwa Holdings Corp.	1,165,600	12,506
Takeuchi Manufacturing Co. Ltd.	511,300	11,352
TechnoPro Holdings, Inc.	486,600	13,498
Visional, Inc. (b)	113,500	6,386
		155,011

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (3.0%):
Alps Alpine Co. Ltd.	1,123,300	$10,811
Fuji Soft, Inc.	196,100	11,385
Konica Minolta, Inc.	2,913,000	12,548
Net One Systems Co. Ltd.	386,500	9,276
Nichicon Corp.	1,070,000	11,193
Shinko Electric Industries Co. Ltd.	652,000	20,284
Tokyo Seimitsu Co. Ltd.	282,500	10,968
		86,465
Materials (2.5%):
Daido Steel Co. Ltd.	389,200	15,321
Kaneka Corp.	515,700	13,477
Rengo Co. Ltd.	2,382,300	15,475
Sumitomo Bakelite Co. Ltd.	147,700	5,783
Tokai Carbon Co. Ltd.	1,000,000	9,553
Tokyo Ohka Kogyo Co. Ltd.	192,100	11,210
		70,819
Real Estate (1.6%):
Invincible Investment Corp.	26,526	11,166
Kenedix Office Investment Corp.	3,316	7,671
Nippon Accommodations Fund, Inc.	2,052	9,246
Starts Corp., Inc.	381,000	7,336
Tokyo Tatemono Co., Ltd.	897,700	10,961
		46,380
Utilities (0.3%):
West Holdings Corp. (a)	301,300	7,406
		632,845
Netherlands (3.2%):
Financials (0.6%):
ASR Nederland NV	460,572	18,324

Health Care (0.4%):
Pharming Group NV (b)	8,168,588	10,895

Industrials (1.3%):
Aalberts NV	201,681	9,526
Fugro NV (b)	991,680	12,599
Signify NV (c)	436,556	14,556
		36,681
Information Technology (0.5%):
BE Semiconductor Industries NV	157,930	13,803

Materials (0.4%):
OCI NV	391,576	13,273
		92,976
Singapore (1.3%):
Real Estate (0.4%):
Frasers Logistics & Commercial Trust	9,979,200	9,852

Utilities (0.9%):
Sembcorp Industries Ltd.	8,072,800	26,646
		36,498
South Korea (4.9%):
Communication Services (0.6%):
JYP Entertainment Corp.	272,885	16,310

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.5%):
Coway Co. Ltd.	152,267	$6,146
Youngone Corp.	264,210	9,298
		15,444
Consumer Staples (0.4%):
Lotte Chilsung Beverage Co. Ltd.	85,067	10,805

Health Care (1.3%):
Dentium Co. Ltd.	168,142	18,113
HK inno N Corp.	325,948	8,583
Medytox, Inc.	62,860	10,773
		37,469
Industrials (0.7%):
Samsung Engineering Co. Ltd. (b)	828,701	20,255

Information Technology (1.1%):
Daeduck Electronics Co. Ltd.	566,517	10,408
LEENO Industrial, Inc.	83,795	9,294
LG Innotek Co. Ltd.	54,836	11,501
		31,203
Materials (0.3%):
LOTTE Fine Chemical Co. Ltd.	178,752	8,039
		139,525
Spain (2.6%):
Financials (0.6%):
Bankinter SA (a)	3,186,984	18,102

Industrials (0.7%):
Applus Services SA	1,140,673	8,900
Cia de Distribucion Integral Logista Holdings SA	472,513	11,789
		20,689
Materials (0.5%):
Acerinox SA	1,307,385	13,453

Real Estate (0.4%):
Merlin Properties Socimi SA	1,378,770	12,062

Utilities (0.4%):
Corp. ACCIONA Energias Renovables SA (b)	278,468	10,798
		75,104
Sweden (2.2%):
Financials (0.4%):
Avanza Bank Holding AB (a)	500,330	11,740

Industrials (1.4%):
Hexatronic Group AB	692,690	7,907
Loomis AB	264,839	9,077
Storskogen Group AB (a)	9,283,305	7,756
Trelleborg AB, Class B	530,213	15,096
		39,836
Real Estate (0.4%):
Wihlborgs Fastigheter AB (a)	1,390,474	10,659
		62,235

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Switzerland (5.9%):
Consumer Staples (0.7%):
Coca-Cola HBC AG	676,002	$18,503

Financials (1.6%):
Baloise Holding AG, Registered Shares	54,656	8,513
Julius Baer Group Ltd.	296,715	20,274
Swissquote Group Holding SA, Registered Shares	86,296	16,859
		45,646
Health Care (1.6%):
Galenica AG (c)	230,440	19,500
Siegfried Holding AG	17,034	12,536
Tecan Group AG, Class R	32,035	14,037
		46,073
Industrials (1.3%):
Bucher Industries AG, Registered Shares	41,172	19,262
Flughafen Zurich AG (b)	25,392	4,653
Sulzer AG, Registered Shares	169,744	14,399
		38,314
Real Estate (0.7%):
PSP Swiss Property AG, Registered Shares	178,712	20,343
		168,879
United Kingdom (11.7%):
Communication Services (0.8%):
4imprint Group PLC	219,345	13,103
Airtel Africa PLC (c)	2,456,980	3,223
Moneysupermarket.com Group PLC	1,965,410	6,058
		22,384
Consumer Discretionary (1.1%):
Berkeley Group Holdings PLC	177,013	9,169
Dunelm Group PLC	589,146	8,032
Inchcape PLC	1,589,496	15,234
		32,435
Consumer Staples (0.8%):
Marks & Spencer Group PLC (b)	6,223,456	12,837
Tate Lyle PLC	1,084,985	10,506
		23,343
Energy (0.3%):
Harbour Energy PLC	2,392,038	8,105

Financials (2.1%):
Beazley PLC	1,223,939	9,049
IG Group Holdings PLC	1,428,674	12,327
Man Group PLC	4,073,986	11,866
OSB Group PLC	2,826,334	16,904
Virgin Money UK PLC	4,776,370	8,631
		58,777
Health Care (0.8%):
Abcam PLC, ADR (b)	857,067	11,536
CVS Group PLC	547,373	12,512
		24,048
Industrials (2.4%):
Balfour Beatty PLC	2,772,281	12,760
Hays PLC	5,504,252	7,616
IMI PLC	541,960	10,257

See notes to financial statements.

Victory Portfolios Victory Trivalent International Small-Cap Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
QinetiQ Group PLC	2,414,418	$9,698
RS GROUP PLC	1,170,090	13,227
Serco Group PLC	7,900,735	14,970
		68,528
Information Technology (1.0%):
Computacenter PLC	616,692	16,353
Spectris PLC	246,848	11,198
		27,551
Materials (0.6%):
Endeavour Mining PLC	730,478	17,606

Real Estate (1.5%):
LondonMetric Property PLC	4,539,972	9,888
Safestore Holdings PLC	1,405,587	16,495
Savills PLC	723,058	8,822
Tritax Big Box REIT PLC	5,107,437	8,836
		44,041
Utilities (0.3%):
Drax Group PLC	1,311,446	9,849
		336,667
United States (0.5%):
Consumer Discretionary (0.5%):
International Game Technology PLC	569,739	15,269

Total Common Stocks (Cost $2,558,328)		2,812,618

Exchange-Traded Funds (0.3%)
United States (0.3%):
Vanguard FTSE Developed Markets ETF	187,936	8,489

Total Exchange-Traded Funds (Cost $8,298)		8,489

Collateral for Securities Loaned (2.4%)^
United States (2.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (e)	17,550,975	17,551
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (e)	17,550,975	17,551
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (e)	17,550,975	17,551
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (e)	17,550,975	17,551
Total Collateral for Securities Loaned (Cost $70,204)		70,204

Total Investments (Cost $2,636,830) — 100.9%		2,891,311
Liabilities in excess of other assets — (0.9)%		(25,242)
NET ASSETS - 100.00%		$2,866,069

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $65,361 (thousands) and amounted to 2.3% of net assets.
(d)	Rounds to less than $1 thousand.
(e)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (7.2%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 10/15/24 @100	$229	$225
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27, Callable 10/15/25 @ 100 (a)	540	542
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 3/16/25 @ 100	245	226
Home Equity Asset Trust, Series 2005-2, Class M5, 5.94% (LIBOR01M+110bps), 7/25/35, Callable 4/25/23 @ 100 (b)	6	6
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 6/25/25 @ 100 (a)	88	85
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 12/15/24 @ 100	230	223
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 5/15/25 @ 100	283	270
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28, Callable 9/15/26 @ 100	195	194
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27, Callable 4/15/25 @ 100	275	266
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 3/20/24 @ 100 (a)	674	645
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/25 @ 100 (a)	231	224
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 9/15/24 @ 100 (a)	332	320
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 1/15/25 @ 100 (a)	337	320
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 3/15/25 @ 100 (a)	310	298
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 7/15/26 @ 100 (a)	250	250
Westlake Automobile Receivables Trust, Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 3/15/26 @ 100 (a)	500	505
Total Asset-Backed Securities (Cost $4,711)		4,599

Collateralized Mortgage Obligations (10.5%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100	290	234
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100	153	146
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58, Callable 5/10/26 @ 100	163	151
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100	463	444
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable 2/15/30 @ 100	257	210
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100	244	225
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100	158	152
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	345	329
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100	186	178
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100	338	324
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 11/15/26 @ 100	137	126
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100	212	203
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100	348	333

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100	$162	$151
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100	162	155
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100	376	347
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100	143	138
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100	419	398
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100	453	432
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 1/15/27 @ 100	405	381
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100	181	173
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100	193	185
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100	420	402
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100	548	505
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.63%, 1/15/60, Callable 3/15/27 @ 100	311	291
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.24%, 12/15/45, Callable 4/15/23 @ 100	76	73
Total Collateralized Mortgage Obligations (Cost $7,101)		6,686

Convertible Corporate Bonds (6.1%)
Consumer Discretionary (1.3%):
Booking Holdings, Inc., 0.75%, 5/1/25	305	457
Expedia Group, Inc. , 2/15/26 (c)	300	269
Ford Motor Co. , 3/15/26 (c)	95	95
		821
Energy (0.6%):
Pioneer Natural Resources Co., 0.25%, 5/15/25	185	396

Financials (1.4%):
Ares Capital Corp., 4.63%, 3/1/24	345	345
Barclays Bank PLC
2/4/25 (c)	110	161
2/18/25, MTN (c)	65	67
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (a)	265	285
		858
Health Care (0.4%):
Illumina, Inc. , 8/15/23 (c)	280	274

Industrials (0.5%):
Southwest Airlines Co., 1.25%, 5/1/25 (d)	300	341

Information Technology (1.6%):
Akamai Technologies, Inc., 0.13%, 5/1/25	130	131
Block, Inc., 0.25%, 11/1/27	55	42
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	315	304
Vishay Intertechnology, Inc., 2.25%, 6/15/25	105	104
Western Digital Corp., 1.50%, 2/1/24	430	415
		996

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Real Estate (0.3%):
Kite Realty Group LP, 0.75%, 4/1/27 (a)	$180	$168

Total Convertible Corporate Bonds (Cost $3,742)		3,854

	Shares
Convertible Preferred Stocks (2.0%)
Financials (1.2%):
Bank of America Corp., Series L, 7.25% (e)	280	327
KKR & Co., Inc., Series C, 6.00%, 9/15/23	2,570	163
Wells Fargo & Co., Series L, 7.50% (e)	245	288
		778
Health Care (0.1%):
Danaher Corp., Series B, 5.00%, 4/15/23	39	50

Utilities (0.7%):
American Electric Power Co., Inc., 6.13%, 8/15/23	1,615	81
NextEra Energy, Inc., 6.93%, 9/1/25	7,200	334
NiSource, Inc., 7.75%, 3/1/24	210	22
		437
Total Convertible Preferred Stocks (Cost $1,421)		1,265

	Principal Amount
Corporate Bonds (35.5%)
Communication Services (1.7%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	312	301
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	150	115
Hughes Satellite Systems Corp., 6.63%, 8/1/26	200	189
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06 (a)	143	117
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100	242	227
Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100	125	96
		1,045
Consumer Discretionary (5.4%):
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32, Callable 12/1/31 @ 100	185	161
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	646
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	110	103
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	110
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100	212	212
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100	326	320
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	63	64
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	201	169
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	198	179
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	267	235
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100	199	196
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100	240	239
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	156
The Goodyear Tire & Rubber Co., 5.00%, 7/15/29, Callable 4/15/29 @ 100 (d)	360	322
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100	188	165
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100	171	150
		3,427
Consumer Staples (1.7%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 5/11/23 @ 100 (a)	368	353
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100	105	104
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100	167	137
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	139	116
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	96
Reynolds American, Inc., 6.15%, 9/15/43	175	165
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	127
		1,098

See notes to financial statements.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Total Return Bond Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Energy (2.9%):
Continental Resources, Inc.
4.50%, 4/15/23	$234	$234
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)	267	237
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	346	319
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100	135	136
HollyFrontier Corp., 2.63%, 10/1/23	265	261
Marathon Oil Corp., 6.60%, 10/1/37	255	260
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	251	204
Western Midstream Operating LP, 4.30%, 2/1/30, Callable 11/1/29 @ 100	188	171
		1,822
Financials (8.4%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	35	33
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100	130	123
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100 (b)	299	294
Bank of America Corp.
4.20%, 8/26/24, MTN	160	157
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	340	278
Capital One Financial Corp.
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100 (b)	174	167
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)	395	282
Cincinnati Financial Corp., 6.13%, 11/1/34	230	249
Citigroup, Inc.
3.88%, 3/26/25	108	105
4.60%, 3/9/26	232	228
4.45%, 9/29/27	108	105
Fifth Third Bancorp
1.63%, 5/5/23, Callable 5/1/23 @ 100	130	129
3.65%, 1/25/24, Callable 12/25/23 @ 100	584	570
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	280
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100	250	202
JPMorgan Chase & Co.
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (b)	376	312
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100 (b)	204	208
5.60%, 7/15/41	87	91
Morgan Stanley, 3.13%, 7/27/26, MTN	287	272
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	104	77
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	228	187
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	275	268
Wells Fargo & Co.
4.30%, 7/22/27, MTN	410	397
4.90%, 11/17/45	155	138
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	174
		5,326
Health Care (5.0%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100	285	264
4.45%, 5/14/46, Callable 11/14/45 @ 100	142	129
Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100	690	705
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100	148	142
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100	390	318
3.50%, 8/15/46, Callable 2/15/46 @ 100	109	77
Centene Corp., 4.25%, 12/15/27, Callable 5/8/23 @ 102.13	168	162
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	181
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (a)	260	231
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	262	251
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	146	97
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (a)	394	344
2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	102	82
Viatris, Inc.

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.30%, 6/22/27, Callable 4/22/27 @ 100	$95	$84
4.00%, 6/22/50, Callable 12/22/49 @ 100	190	125
		3,192
Industrials (3.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	107	87
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN	282	269
0.80%, 8/18/24, Callable 7/18/24 @ 100	146	136
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100 (d)	92	69
Delta Air Lines, Inc., 3.80%, 4/19/23	275	275
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100	420	410
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 (d)	82	61
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100	239	201
2.90%, 8/25/51, Callable 2/25/51 @ 100	125	83
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100	116	120
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	124
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	130	114
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	103
		2,052
Information Technology (3.0%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	117
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100	315	313
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	342	338
Dell International LLC EMC Corp., 5.25%, 2/1/28, Callable 1/1/28 @ 100	196	198
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100	394	396
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63 (a)	87	72
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	149
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	287	181
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100	147	120
		1,884
Materials (0.4%):
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	104	87
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25 (d)	188	163
		250
Real Estate (2.4%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	131	97
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63 (a)	108	98
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	322
Physicians Realty LP
3.95%, 1/15/28, Callable 10/15/27 @ 100	138	129
2.63%, 11/1/31, Callable 8/1/31 @ 100	128	102
Realty Income Corp., 5.63%, 10/13/32, Callable 7/13/32 @ 100	303	314
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	114	97
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	145	136
Spirit Realty LP, 3.20%, 1/15/27, Callable 11/15/26 @ 100	266	242
		1,537
Utilities (1.4%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100	225	181
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	250	279
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	179
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	159	137
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	174	120
		896
Total Corporate Bonds (Cost $25,177)		22,529

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Residential Mortgage-Backed Securities (0.1%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 6.17% (LIBOR01M+132bps), 10/25/32, Callable 4/25/23 @ 100 (b)	$66	$65
Total Residential Mortgage-Backed Securities (Cost $65)		65

Yankee Dollars (5.6%)
Communication Services (0.3%):
Vodafone Group PLC, 5.25%, 5/30/48	193	186

Consumer Staples (2.3%):
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)	638	637
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23 (a)	670	669
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100 (a)	200	191
		1,497
Energy (0.4%):
Statoil ASA, 3.95%, 5/15/43	100	88
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100	195	152
		240
Financials (1.0%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100	150	151
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100 (b)	340	277
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (a)	155	152
4.20%, 5/13/50, Callable 11/13/49 @ 100 (a)	110	87
		667
Industrials (0.5%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	65
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	92	66
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102 (a)	200	181
		312
Materials (1.0%):
Anglo American Capital PLC
2.88%, 3/17/31, Callable 12/17/30 @ 100 (a)(d)	300	252
3.95%, 9/10/50, Callable 3/10/50 @ 100 (a)	200	152
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	75	77
Vale Overseas Ltd., 6.25%, 8/10/26	143	147
		628
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33	50	54

Total Yankee Dollars (Cost $3,999)		3,584

U.S. Government Mortgage-Backed Agencies (31.3%)
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25	4	4
7.50%, 8/1/29	7	7
Series 4395, Class PA, 2.50%, 4/15/37 - 3/1/51	1,067	937
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/52	1,898	1,765
Series 4444, Class CH, 3.00%, 1/15/41 - 3/1/52	342	307
2.00%, 3/1/51	520	432
4.00%, 6/1/52 - 10/1/52	2,389	2,288
4.50%, 6/1/52 - 8/1/52	2,432	2,383
Federal National Mortgage Association
Series 2005-19, Class PB, 5.50%, 3/25/35	196	202

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
6.00%, 2/1/37	$58	$62
Series 2011-21, Class PA, 4.50%, 5/25/40 - 4/25/53	2,225	2,184
Series 2013-81, Class KA, 2.75%, 9/25/42	135	128
3.00%, 8/1/46 - 10/1/50	2,432	2,209
4.00%, 3/1/47 - 5/1/52	1,410	1,348
3.50%, 11/1/47 - 4/1/52	907	858
Series 2017-96, Class DA, 2.50%, 12/25/47 - 2/1/52	3,306	2,857
2.00%, 3/1/51 - 12/1/51	2,268	1,887
		19,858
Total U.S. Government Mortgage-Backed Agencies (Cost $20,621)		19,858

U.S. Treasury Obligations (1.6%)
U.S. Treasury Bonds, 4.00%, 11/15/42	300	308
U.S. Treasury Notes
4.50%, 11/30/24	200	201
4.13%, 9/30/27	325	331
4.13%, 11/15/32	143	150
Total U.S. Treasury Obligations (Cost $968)		990

	Shares
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (f)	151,968	152
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (f)	151,968	152
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (f)	151,968	152
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (f)	151,968	152
Total Collateral for Securities Loaned (Cost $608)		608

Total Investments (Cost $68,413) — 100.9%		64,038
Liabilities in excess of other assets — (0.9)%		(547)
NET ASSETS - 100.00%		$63,491

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $7,779 (thousands) and amounted to 12.3% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(c)	Zero-coupon bond.
(d)	All or a portion of this security is on loan.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Rate disclosed is the daily yield on March 31, 2023.

bps—Basis points

LIBOR—London Interbank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

SOFR—Secured Overnight Financing Rate

See notes to financial statements.

Victory Portfolios Victory INCORE Total Return Bond Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
5-Year U.S. Treasury Note Futures	53	6/30/23	$5,705,184	$5,803,914	$98,730
Ultra Long Term U.S. Treasury Bond Futures	29	6/21/23	3,908,054	4,092,625	184,571
					$283,301

Futures Contracts Sold

(Amounts not in thousands)

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
10-Year U.S. Treasury Note Futures	8	6/21/23	$912,972	$919,375	$(6,403)
2-Year U.S. Treasury Note Futures	8	6/30/23	1,642,895	1,651,625	(8,730)
					$(15,133)
	Total unrealized appreciation				$283,301
	Total unrealized depreciation				(15,133)
	Total net unrealized appreciation (depreciation)				$268,168

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

(Amounts not in thousands)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 39	5.00%	12/20/27	Quarterly	4.37%	$1,000,000	$6,642	$(27,500)	$34,142
						$6,642	$(27,500)	$34,142

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios	Schedules of Portfolio Investments
Victory RS International Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Australia (7.6%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd.	142,205	$3,554,693

Financials (1.5%):
Macquarie Group Ltd.	44,904	5,315,441

Health Care (1.6%):
CSL Ltd.	28,569	5,531,743

Materials (2.4%):
BHP Group Ltd.	264,276	8,352,950

Real Estate (1.1%):
Scentre Group	2,068,460	3,828,044
		26,582,871
Belgium (1.2%):
Information Technology (1.2%):
Melexis NV	35,133	4,068,435

China (1.1%):
Communication Services (1.1%):
Tencent Holdings Ltd.	77,100	3,767,921

Denmark (5.0%):
Consumer Discretionary (1.2%):
Pandora A/S	41,225	3,957,547

Health Care (3.8%):
Novo Nordisk A/S, Class B	83,737	13,300,678
		17,258,225
France (9.7%):
Consumer Discretionary (5.1%):
La Francaise des Jeux SAEM (a)	109,843	4,577,571
LVMH Moet Hennessy Louis Vuitton SE	14,448	13,260,705
		17,838,276
Energy (0.6%):
Gaztransport Et Technigaz SA	18,791	1,922,654

Industrials (1.8%):
Safran SA	40,709	6,025,862

Information Technology (0.8%):
Capgemini SE	15,368	2,855,654

Materials (1.4%):
Arkema SA	50,233	4,959,384
		33,601,830
Germany (8.1%):
Consumer Discretionary (1.0%):
Volkswagen AG, Preference Shares	25,994	3,547,131

Financials (2.1%):
Allianz SE, Registered Shares	31,206	7,202,798

Industrials (2.4%):
Siemens AG, Registered Shares	51,887	8,405,112

Information Technology (1.4%):
SAP SE	39,490	4,985,958

Utilities (1.2%):
RWE AG	95,518	4,109,602
		28,250,601

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory RS International Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Hong Kong (2.4%):
Financials (1.5%):
AIA Group Ltd.	506,200	$5,308,836

Real Estate (0.9%):
CK Asset Holdings Ltd.	493,000	2,988,974
		8,297,810
Italy (1.3%):
Utilities (1.3%):
Snam SpA	866,053	4,591,419

Japan (20.3%):
Communication Services (1.6%):
Capcom Co. Ltd.	98,000	3,507,876
Kakaku.com, Inc.	160,900	2,208,974
		5,716,850
Consumer Discretionary (3.1%):
Toyota Motor Corp.	524,200	7,463,045
ZOZO, Inc.	140,800	3,220,732
		10,683,777
Consumer Staples (0.9%):
Toyo Suisan Kaisha Ltd.	78,500	3,280,966

Financials (2.5%):
Mitsubishi UFJ Financial Group, Inc.	679,500	4,355,182
Tokio Marine Holdings, Inc.	223,200	4,295,960
		8,651,142
Health Care (2.6%):
Hoya Corp.	53,100	5,868,868
Shionogi & Co. Ltd.	69,700	3,144,210
		9,013,078
Industrials (5.6%):
Fuji Electric Co. Ltd.	100,400	3,965,279
MISUMI Group, Inc.	124,000	3,116,262
Mitsubishi Heavy Industries Ltd.	97,800	3,603,459
Nippon Yusen KK (b)	101,300	2,366,468
OKUMA Corp.	52,900	2,369,426
Sanwa Holdings Corp.	384,700	4,127,615
		19,548,509
Information Technology (2.9%):
Fujitsu Ltd.	23,900	3,229,978
Oracle Corp.	53,200	3,842,584
Ulvac, Inc.	65,700	2,870,470
		9,943,032
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd.	90,800	2,050,628

Utilities (0.5%):
Tokyo Gas Co. Ltd.	91,700	1,723,532
		70,611,514
Netherlands (5.8%):
Communication Services (1.3%):
Koninklijke KPN NV	1,283,260	4,534,065

Financials (1.5%):
ING Groep NV	437,083	5,190,028

Industrials (1.3%):
Wolters Kluwer NV	36,426	4,597,864

Information Technology (1.7%):
ASM International NV	14,697	5,964,968
		20,286,925

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory RS International Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd.	175,176	$2,927,470

Norway (1.1%):
Energy (0.4%):
Aker BP ASA	49,550	1,215,784

Financials (0.7%):
SpareBank 1 SMN	219,784	2,597,650
		3,813,434
Spain (1.9%):
Financials (1.9%):
Banco Bilbao Vizcaya Argentaria SA (b)	916,577	6,552,328

Sweden (2.9%):
Industrials (2.9%):
Atlas Copco AB, Class B	610,977	7,030,486
Nibe Industrier AB, Class B	260,994	2,976,192
		10,006,678
Switzerland (12.9%):
Consumer Staples (5.0%):
Coca-Cola HBC AG	126,300	3,456,916
Nestle SA, Registered Shares	115,541	14,091,830
		17,548,746
Financials (2.6%):
Partners Group Holding AG	4,350	4,097,613
UBS Group AG	231,961	4,909,822
		9,007,435
Health Care (5.3%):
Novartis AG, Registered Shares	90,604	8,321,400
Roche Holding AG	35,361	10,106,906
		18,428,306
		44,984,487
United Kingdom (16.0%):
Consumer Discretionary (1.7%):
Greggs PLC	85,492	2,935,383
Next PLC	37,559	3,052,285
		5,987,668
Consumer Staples (3.7%):
Diageo PLC	162,741	7,261,874
Imperial Brands PLC	239,803	5,513,519
		12,775,393
Energy (3.5%):
BP PLC	705,900	4,460,919
Shell PLC	268,545	7,651,887
		12,112,806
Financials (2.9%):
Barclays PLC	1,458,705	2,625,096
HSBC Holdings PLC	915,727	6,222,710
Legal & General Group PLC	454,125	1,342,901
		10,190,707
Industrials (1.3%):
Ashtead Group PLC	70,629	4,336,250

Materials (2.9%):
Croda International PLC	48,912	3,930,578

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory RS International Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Rio Tinto PLC	93,135	$6,320,768
		10,251,346
		55,654,170
Total Common Stocks (Cost $303,706,411)		341,256,118

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF	5,223	373,549
Total Exchange-Traded Funds (Cost $345,188)		373,549

Collateral for Securities Loaned (2.7%)^
United States (2.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	2,336,054	2,336,054
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	2,336,054	2,336,054
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	2,336,054	2,336,054
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	2,336,054	2,336,054
Total Collateral for Securities Loaned (Cost $9,344,216)		9,344,216

Total Investments (Cost $313,395,815) — 100.9%		350,973,883
Liabilities in excess of other assets — (0.9)%		(2,992,550)
NET ASSETS - 100.00%		$347,981,333

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $4,577,571 and amounted to 1.3% of net assets.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedules of Portfolio Investments
Victory RS Global Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (2.3%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd.	173,822	$4,345,022

Financials (0.9%):
Macquarie Group Ltd.	33,192	3,929,051

Health Care (0.5%):
CSL Ltd.	12,735	2,465,846
		10,739,919
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	26,073	3,019,278

Bermuda (0.7%):
Industrials (0.7%):
Triton International Ltd.	52,760	3,335,487

Canada (4.9%):
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc.	99,510	5,003,852

Energy (0.9%):
Parex Resources, Inc. (a)	228,859	4,257,763

Industrials (0.9%):
Bombardier, Inc., Class B (b)	73,445	4,010,044

Information Technology (1.4%):
Constellation Software, Inc.	3,455	6,496,591

Materials (0.6%):
Aginco Eagle Mines Ltd.	53,550	2,730,404
		22,498,654
China (2.7%):
Communication Services (1.5%):
Tencent Holdings Ltd.	138,700	6,778,348

Consumer Staples (0.5%):
Foshan Haitian Flavouring & Food Co. Ltd., Class A	212,179	2,363,373

Financials (0.7%):
Industrial & Commercial Bank of China Ltd., Class H	5,803,000	3,084,023
		12,225,744
Denmark (2.4%):
Consumer Discretionary (0.8%):
Pandora A/S	38,929	3,737,134

Health Care (1.6%):
Novo Nordisk A/S, Class B	44,608	7,085,478
		10,822,612
France (3.0%):
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (c)	60,059	2,502,885

Energy (0.8%):
Gaztransport Et Technigaz SA	34,119	3,490,981

Industrials (0.8%):
Safran SA	24,410	3,613,238

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Materials (0.9%):
Arkema SA	41,445	$4,091,765
		13,698,869
Germany (1.2%):
Consumer Discretionary (0.5%):
Volkswagen AG, Preference Shares	17,678	2,412,333

Utilities (0.7%):
RWE AG	68,398	2,942,781
		5,355,114
Indonesia (1.2%):
Communication Services (1.2%):
PT Telkom Indonesia Persero Tbk	20,927,200	5,684,342

Italy (0.6%):
Utilities (0.6%):
Snam SpA	522,465	2,769,872

Japan (5.3%):
Communication Services (1.2%):
Capcom Co. Ltd.	110,400	3,951,729
Kakaku.com, Inc.	125,300	1,720,227
		5,671,956
Consumer Discretionary (0.7%):
ZOZO, Inc.	141,300	3,232,169

Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd.	62,700	2,620,594

Financials (0.6%):
Mitsubishi UFJ Financial Group, Inc.	453,100	2,904,096

Health Care (0.6%):
Hoya Corp.	23,500	2,597,333

Industrials (0.9%):
Fuji Electric Co. Ltd.	45,900	1,812,812
Nippon Yusen KK (a)	102,700	2,399,173
		4,211,985
Information Technology (0.4%):
Ulvac, Inc.	41,800	1,826,265

Utilities (0.3%):
Tokyo Gas Co. Ltd.	68,800	1,293,119
		24,357,517
Netherlands (0.9%):
Information Technology (0.9%):
ASM International NV	10,094	4,096,781

New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd.	192,192	3,211,835

Norway (0.6%):
Energy (0.2%):
Aker BP ASA	33,385	819,152

Financials (0.4%):
SpareBank 1 SMN	142,844	1,688,288
		2,507,440
Singapore (0.4%):
Financials (0.4%):
Singapore Exchange Ltd.	234,100	1,658,154

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
South Africa (0.5%):
Consumer Discretionary (0.5%):
Mr Price Group Ltd.	297,815	$2,414,715

South Korea (0.6%):
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	53,664	2,654,042

Spain (0.9%):
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA (a)	604,729	4,323,023

Sweden (1.5%):
Industrials (1.5%):
Atlas Copco AB, Class B	295,538	3,400,743
Nibe Industrier AB, Class B	301,233	3,435,049
		6,835,792
Switzerland (3.3%):
Consumer Staples (0.5%):
Nestle SA, Registered Shares	19,214	2,343,414

Financials (1.6%):
Chubb Ltd.	20,359	3,953,310
Partners Group Holding AG	3,266	3,076,507
		7,029,817
Health Care (1.2%):
Roche Holding AG	19,350	5,530,631
		14,903,862
Taiwan (2.2%):
Financials (0.9%):
Cathay Financial Holding Co. Ltd.	3,140,000	4,323,658

Information Technology (1.3%):
ASE Technology Holding Co. Ltd.	814,000	3,021,053
Lite-On Technology Corp.	1,154,000	2,778,094
		5,799,147
		10,122,805
United Kingdom (4.6%):
Consumer Discretionary (1.0%):
Greggs PLC	82,743	2,840,996
Next PLC	22,661	1,841,578
		4,682,574
Consumer Staples (0.6%):
Imperial Brands PLC	120,242	2,764,588

Financials (0.6%):
HSBC Holdings PLC	426,063	2,895,258

Industrials (0.5%):
Ashtead Group PLC	33,532	2,058,689

Materials (1.9%):
Croda International PLC	41,729	3,353,350
Rio Tinto PLC	81,210	5,511,458
		8,864,808
		21,265,917
United States (56.4%):
Communication Services (3.7%):
Alphabet, Inc., Class C (b)	86,360	8,981,440
Meta Platforms, Inc., Class A (b)	37,735	7,997,556
		16,978,996

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (7.7%):
Amazon.com, Inc. (b)	65,487	$6,764,152
McDonald's Corp.	35,682	9,977,044
PulteGroup, Inc.	89,687	5,226,958
Ross Stores, Inc.	41,819	4,438,251
Tesla, Inc. (b)	19,168	3,976,593
Ulta Beauty, Inc. (b)	9,258	5,051,813
		35,434,811
Consumer Staples (5.0%):
Colgate-Palmolive Co.	91,574	6,881,786
PepsiCo, Inc.	56,117	10,230,129
The Estee Lauder Cos., Inc.	22,613	5,573,200
		22,685,115
Energy (2.2%):
APA Corp.	102,225	3,686,233
Cactus, Inc., Class A	36,773	1,516,151
ConocoPhillips	49,949	4,955,440
		10,157,824
Financials (6.4%):
Bank of America Corp.	164,043	4,691,630
JPMorgan Chase & Co.	47,725	6,219,045
LPL Financial Holdings, Inc.	20,571	4,163,570
S&P Global, Inc.	17,322	5,972,106
Synchrony Financial	75,772	2,203,450
The PNC Financial Services Group, Inc.	12,791	1,625,736
Unum Group	109,241	4,321,574
		29,197,111
Health Care (6.8%):
Amgen, Inc.	23,314	5,636,160
CVS Health Corp.	42,511	3,158,992
Eli Lilly & Co.	21,616	7,423,367
IDEXX Laboratories, Inc. (b)	12,031	6,016,462
Johnson & Johnson	40,613	6,295,015
UnitedHealth Group, Inc.	5,423	2,562,856
		31,092,852
Industrials (3.1%):
Delta Air Lines, Inc. (b)	106,104	3,705,152
Eaton Corp. PLC	36,518	6,256,994
Honeywell International, Inc.	23,124	4,419,459
		14,381,605
Information Technology (17.7%):
Apple, Inc.	142,549	23,506,330
Cisco Systems, Inc.	123,272	6,444,044
Fortinet, Inc. (b)	87,648	5,825,086
Mastercard, Inc., Class A	20,267	7,365,230
Microsoft Corp.	71,517	20,618,351
NVIDIA Corp.	39,752	11,041,913
Texas Instruments, Inc.	32,550	6,054,626
		80,855,580
Materials (0.7%):
Alcoa Corp.	79,863	3,398,969

Real Estate (1.4%):
Prologis, Inc.	51,018	6,365,516

Utilities (1.7%):
Constellation Energy Corp.	48,114	3,776,949
MGE Energy, Inc.	53,143	4,127,617
		7,904,566
		258,452,945
Total Common Stocks (Cost $384,030,807)		446,954,719

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory RS Global Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI ACWI ETF (a)	50,358	$4,590,635
Total Exchange-Traded Funds (Cost $4,138,689)		4,590,635

Collateral for Securities Loaned (1.6%)^
United States (1.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	1,905,969	1,905,969
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	1,905,969	1,905,969
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	1,905,969	1,905,969
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	1,905,969	1,905,969
Total Collateral for Securities Loaned (Cost $7,623,876)		7,623,876

Total Investments (Cost $395,793,372) — 100.2%		459,169,230
Liabilities in excess of other assets — (0.2)%		(869,455)
NET ASSETS - 100.00%		$458,299,775

^	Purchased with cash collateral from securities on loan.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $2,502,885 and amounted to 0.5% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2023.

ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios	Schedules of Portfolio Investments
Victory Sophus Emerging Markets Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)
Brazil (6.8%):
Consumer Discretionary (0.7%):
Lojas Renner SA	329,700	$1,077,987
Vibra Energia SA	633,285	1,800,674
		2,878,661
Consumer Staples (0.5%):
Sao Martinho SA	368,100	1,962,561

Energy (0.5%):
Petroleo Brasileiro SA, ADR	212,372	2,215,040

Financials (1.1%):
Itau Unibanco Holding SA, ADR	925,821	4,508,748

Health Care (0.6%):
Hypera SA	305,600	2,273,352

Industrials (0.8%):
Santos Brasil Participacoes SA	1,174,800	1,882,314
SIMPAR SA	1,026,964	1,515,754
		3,398,068
Information Technology (0.6%):
TOTVS SA	443,900	2,466,549

Materials (2.0%):
Gerdau SA, Preference Shares	494,550	2,467,920
Vale SA	378,200	5,991,767
		8,459,687
		28,162,666
Canada (0.5%):
Energy (0.5%):
Parex Resources, Inc.	120,413	2,240,200

Chile (0.0%):(a)
Financials (0.0%):
Banco de Credito e Inversiones SA	1	29

China (32.2%):
Communication Services (6.8%):
Baidu, Inc., Class A (b)	306,496	5,774,923
Tencent Holdings Ltd.	464,015	22,676,677
		28,451,600
Consumer Discretionary (9.4%):
Alibaba Group Holding Ltd. (b)	1,217,172	15,416,480
BYD Co. Ltd., Class H	164,500	4,839,081
Fuyao Glass Industry Group Co. Ltd., Class A	418,600	2,118,378
Hisense Home Appliances Group Co. Ltd., Class A	766,500	2,335,417
Meituan, Class B (b)(c)	257,671	4,674,842
MINISO Group Holding Ltd., ADR	131,504	2,332,881
PDD Holdings, Inc., ADR (b)	64,181	4,871,338
Yadea Group Holdings Ltd. (c)	1,042,000	2,684,179
		39,272,596
Consumer Staples (1.7%):
Chenguang Biotech Group Co. Ltd., Class A	889,000	2,386,340
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	518,700	2,194,522
Tsingtao Brewery Co. Ltd., Class H	234,000	2,557,738
		7,138,600
Energy (1.5%):
PetroChina Co. Ltd., Class H	10,764,000	6,358,828

Financials (3.9%):
China Merchants Bank Co. Ltd., Class H	1,018,500	5,172,095

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
CITIC Securities Co. Ltd., Class A	1,324,500	$3,953,575
Industrial & Commercial Bank of China Ltd., Class H	6,581,000	3,497,493
Ping An Insurance Group Co. of China Ltd., Class H	519,000	3,357,608
		15,980,771
Health Care (3.5%):
CSPC Pharmaceutical Group Ltd.	3,352,000	3,286,108
Hygeia Healthcare Holdings Co. Ltd. (b)(c)	418,800	2,986,334
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,444,000	2,307,450
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	64,400	2,922,413
Wuxi Biologics Cayman, Inc. (b)(c)	507,000	3,124,194
		14,626,499
Industrials (1.2%):
China Railway Group Ltd., Class H	4,874,000	2,974,374
ZTO Express Cayman, Inc., ADR	75,196	2,155,117
		5,129,491
Information Technology (2.0%):
Glodon Co. Ltd., Class A	323,000	3,493,021
Luxshare Precision Industry Co. Ltd., Class A	590,000	2,606,661
WUS Printed Circuit Kunshan Co. Ltd., Class A	674,750	2,112,346
		8,212,028
Materials (1.1%):
Shandong Nanshan Aluminum Co. Ltd., Class A	4,842,000	2,389,805
Tianqi Lithium Corp., Class A (b)	175,100	1,927,970
		4,317,775
Real Estate (0.6%):
Longfor Group Holdings Ltd. (c)	867,500	2,446,731

Utilities (0.5%):
China Longyuan Power Group Corp. Ltd., Class H	1,880,000	2,144,786
		134,079,705
Greece (1.9%):
Energy (0.5%):
Motor Oil Hellas Corinth Refineries SA	83,509	2,143,270

Financials (0.6%):
National Bank of Greece SA (b)	536,191	2,610,478

Industrials (0.8%):
Mytilineos SA	118,018	3,364,180
		8,117,928
Hong Kong (2.1%):
Consumer Discretionary (1.1%):
Bosideng International Holdings Ltd.	5,542,000	3,092,585
Man Wah Holdings Ltd.	1,797,200	1,480,936
		4,573,521
Real Estate (1.0%):
China Resources Land Ltd.	894,000	4,071,232
		8,644,753
India (14.7%):
Consumer Discretionary (1.6%):
Mahindra & Mahindra Ltd.	377,306	5,332,199
Raymond Ltd.	98,715	1,473,281
		6,805,480
Consumer Staples (0.8%):
Varun Beverages Ltd.	201,070	3,402,293

Financials (5.5%):
Axis Bank Ltd.	363,432	3,807,824
Cholamandalam Investment & Finance Co. Ltd.	510,419	4,742,930
ICICI Bank Ltd., ADR	505,410	10,906,748

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Manappuram Finance Ltd.	2,231,759	$3,371,304
		22,828,806
Health Care (0.6%):
Apollo Hospitals Enterprise Ltd.	49,510	2,603,924

Industrials (2.3%):
Ashok Leyland Ltd.	1,454,653	2,476,052
Larsen & Toubro Ltd.	274,555	7,247,680
		9,723,732
Information Technology (1.9%):
Infosys Ltd., ADR	301,997	5,266,828
WNS Holdings Ltd., ADR (b)	25,516	2,377,326
		7,644,154
Materials (1.3%):
JK Paper Ltd.	439,905	2,049,939
Tata Steel Ltd.	2,575,399	3,290,199
		5,340,138
Utilities (0.7%):
Power Grid Corp. of India Ltd.	1,100,902	3,031,058
		61,379,585
Indonesia (1.8%):
Energy (0.4%):
PT Adaro Energy Indonesia Tbk	9,764,700	1,893,442

Financials (1.4%):
PT Bank Mandiri Persero Tbk	8,242,500	5,677,872
		7,571,314
Luxembourg (0.5%):
Materials (0.5%):
Ternium SA, ADR	54,709	2,257,293

Malaysia (0.8%):
Financials (0.8%):
Public Bank Bhd	3,629,000	3,295,212

Mexico (4.5%):
Consumer Discretionary (0.6%):
Alsea SAB de CV (b)	1,086,697	2,603,300

Consumer Staples (1.0%):
Fomento Economico Mexicano SAB de CV, ADR	45,119	4,294,878

Financials (1.5%):
Grupo Financiero Banorte SAB de CV, Class O	753,730	6,354,889

Industrials (0.9%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B	190,623	3,709,659

Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	576,707	1,812,743
		18,775,469
Qatar (0.7%):
Industrials (0.7%):
Industries Qatar QSC	788,111	2,825,279

Russian Federation (0.0%):(a)
Consumer Staples (0.0%):
Magnit PJSC (b)(d)(e)	41,301	480

Energy (0.0%):
Gazprom PJSC (b)(d)(e)	1,511,910	46,792
Rosneft Oil Co. PJSC, GDR (b)(d)(e)	677,591	31,752
		78,544

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b)(d)(e)	446,943	$2,990
		82,014
Saudi Arabia (1.4%):
Information Technology (0.5%):
Arabian Internet & Communications Services Co.	33,407	2,220,458

Materials (0.9%):
SABIC Agri-Nutrients Co.	107,255	3,656,744
		5,877,202
South Korea (12.9%):
Communication Services (1.3%):
JYP Entertainment Corp.	90,535	5,411,323

Consumer Discretionary (1.8%):
Hyundai Mobis Co. Ltd.	15,029	2,496,450
Kia Corp.	83,259	5,196,634
		7,693,084
Consumer Staples (0.3%):
BGF retail Co. Ltd.	7,795	1,086,012

Financials (2.2%):
DB Insurance Co. Ltd.	51,425	2,958,946
Hana Financial Group, Inc.	120,920	3,787,526
Samsung Securities Co. Ltd.	105,817	2,586,795
		9,333,267
Health Care (1.1%):
Hugel, Inc. (b)	19,269	1,905,512
Samsung Biologics Co. Ltd. (b)(c)	4,163	2,523,753
		4,429,265
Industrials (0.6%):
CJ Corp.	30,101	2,413,150

Information Technology (5.6%):
Innox Advanced Materials Co. Ltd.	79,449	2,482,938
Samsung Electronics Co. Ltd.	421,941	20,867,793
		23,350,731
		53,716,832
Taiwan (12.6%):
Consumer Discretionary (0.4%):
Poya International Co. Ltd.	92,000	1,728,587

Health Care (1.0%):
Lotus Pharmaceutical Co. Ltd.	254,000	2,103,618
Universal Vision Biotechnology Co. Ltd.	156,350	2,040,711
		4,144,329
Information Technology (11.2%):
Gold Circuit Electronics Ltd.	1,142,100	3,665,671
King Yuan Electronics Co. Ltd.	1,594,000	2,548,885
Taiwan Semiconductor Manufacturing Co. Ltd.	1,905,998	33,404,636
Unimicron Technology Corp.	557,000	2,716,863
Wiwynn Corp.	112,000	4,155,701
		46,491,756
		52,364,672
Thailand (1.2%):
Materials (0.6%):
Indorama Ventures PCL	2,535,800	2,562,542

Victory Portfolios	Schedules of Portfolio Investments — continued
Victory Sophus Emerging Markets Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Real Estate (0.6%):
AP Thailand PCL	6,429,200	$2,260,227
		4,822,769
United Arab Emirates (1.1%):
Consumer Discretionary (0.5%):
Americana Restaurants International PLC (b)	2,126,780	2,289,176

Financials (0.6%):
Emirates NBD Bank PJSC	666,675	2,386,026
		4,675,202
United Kingdom (0.8%):
Materials (0.8%):
Anglo American PLC	105,261	3,500,560

United States (0.7%):
Consumer Discretionary (0.7%):
Samsonite International SA (b)(c)	903,900	2,802,843
Total Common Stocks (Cost $400,027,069)		405,191,527

Total Investments (Cost $400,027,069) — 97.2%		405,191,527
Other assets in excess of liabilities — 2.8%		11,458,457
NET ASSETS - 100.00%		$416,649,984

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $21,242,876 and amounted to 5.1% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2023.
(e)	The following table details the earliest acquisition date and cost of the Fund's Russian sanctioned restricted securities at March 31, 2023.

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$5,922,464
Magnit PJSC	9/16/2021	3,251,080
Rosneft Oil Co. PJSC, GDR	3/6/2020	4,383,338
Sberbank of Russia PJSC, ADR	11/11/2020	6,053,328

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value

Common Stocks (100.0%)
Communication Services (1.9%):
World Wrestling Entertainment, Inc., Class A	96,690	$8,823,929
ZipRecruiter, Inc. (a)	270,390	4,310,017
		13,133,946
Communications Equipment (0.8%):
Digi International, Inc. (a)	164,110	5,527,225

Consumer Discretionary (10.3%):
Acushnet Holdings Corp.	111,450	5,677,263
Columbia Sportswear Co.	64,350	5,806,944
Fox Factory Holding Corp. (a)	76,670	9,305,438
Ollie's Bargain Outlet Holdings, Inc. (a)	105,400	6,106,876
Ralph Lauren Corp.	97,900	11,421,993
Skyline Champion Corp. (a)	124,710	9,381,933
Texas Roadhouse, Inc.	63,830	6,897,470
Under Armour, Inc., Class C (a)	960,560	8,193,577
Wingstop, Inc.	45,190	8,295,980
		71,087,474
Consumer Staples (5.8%):
BellRing Brands, Inc. (a)	509,320	17,316,880
Celsius Holdings, Inc. (a)	86,380	8,028,157
Grocery Outlet Holding Corp. (a)	311,430	8,801,012
The Simply Good Foods Co. (a)	154,340	6,138,102
		40,284,151
Electronic Equipment, Instruments & Components (2.7%):
Advanced Energy Industries, Inc.	110,950	10,873,100
Badger Meter, Inc.	35,750	4,355,065
Belden, Inc.	42,760	3,710,285
		18,938,450
Energy (5.2%):
Denbury, Inc. (a)	119,650	10,484,930
Matador Resources Co.	142,810	6,804,896
Permian Resources Corp.	1,066,420	11,197,410
Ranger Oil Corp.	172,330	7,037,957
		35,525,193
Financials (5.7%):
FirstCash Holdings, Inc.	106,900	10,195,053
Focus Financial Partners, Inc., Class A (a)	110,620	5,737,859
Kinsale Capital Group, Inc.	28,110	8,437,217
PRA Group, Inc. (a)	239,920	9,347,283
Wintrust Financial Corp.	75,910	5,537,635
		39,255,047
Health Care (23.1%):
Acadia Healthcare Co., Inc. (a)	134,900	9,746,525
Akero Therapeutics, Inc. (a)	63,340	2,423,388
Amicus Therapeutics, Inc. (a)	368,370	4,085,223
Apellis Pharmaceuticals, Inc. (a)	131,470	8,671,761
Axonics, Inc. (a)	129,680	7,075,341
Chinook Therapeutics, Inc. (a)	301,470	6,979,031
Evolent Health, Inc., Class A (a)	330,610	10,728,294
HealthEquity, Inc. (a)	126,950	7,453,234
Immunocore Holdings PLC, ADR (a)	56,030	2,770,123
Immunovant, Inc. (a)	208,680	3,236,627
Inspire Medical Systems, Inc. (a)	64,880	15,186,462
iRhythm Technologies, Inc. (a)	53,700	6,660,411
Krystal Biotech, Inc. (a)	62,950	5,039,777
LivaNova PLC (a)	73,260	3,192,671

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Morphic Holding, Inc. (a)	93,880	$3,533,643
Opthea Ltd., ADR (a)	419,515	1,661,279
Pacific Biosciences of California, Inc. (a)	510,060	5,906,495
Pliant Therapeutics, Inc. (a)	127,820	3,400,012
PROCEPT BioRobotics Corp. (a)(b)	74,850	2,125,740
Prometheus Biosciences, Inc. (a)	51,800	5,559,176
Reata Pharmaceuticals, Inc., Class A (a)	47,230	4,294,152
Replimune Group, Inc. (a)	198,470	3,504,980
Revance Therapeutics, Inc. (a)	177,480	5,716,631
Shockwave Medical, Inc. (a)	35,170	7,625,911
SpringWorks Therapeutics, Inc. (a)	163,770	4,215,440
Surgery Partners, Inc. (a)	276,160	9,519,235
Vaxcyte, Inc. (a)	116,900	4,381,412
Ventyx Biosciences, Inc. (a)	99,030	3,317,505
Viking Therapeutics, Inc. (a)	70,070	1,166,666
		159,177,145
Industrials (17.9%):
AAON, Inc.	133,150	12,874,273
AAR Corp. (a)	154,150	8,408,882
Applied Industrial Technologies, Inc.	61,120	8,686,986
Atkore, Inc. (a)	29,550	4,151,184
Bloom Energy Corp., Class A (a)	417,350	8,317,785
Chart Industries, Inc. (a)	41,429	5,195,197
Clean Harbors, Inc. (a)	76,280	10,874,477
Comfort Systems USA, Inc.	60,160	8,780,954
Evoqua Water Technologies Corp. (a)	193,220	9,606,898
Herc Holdings, Inc.	57,940	6,599,366
McGrath RentCorp	88,020	8,213,146
Saia, Inc. (a)	40,220	10,943,058
Shoals Technologies Group, Inc., Class A (a)	271,430	6,185,890
Simpson Manufacturing Co., Inc.	58,600	6,424,904
Tecnoglass, Inc.	114,590	4,808,196
Valmont Industries, Inc.	10,720	3,422,682
		123,493,878
IT Services (7.8%):
DigitalOcean Holdings, Inc. (a)(b)	219,420	8,594,682
Euronet Worldwide, Inc. (a)	62,850	7,032,915
Flywire Corp. (a)	208,500	6,121,560
Maximus, Inc.	101,570	7,993,559
Payoneer Global, Inc. (a)	1,292,950	8,119,726
Shift4 Payments, Inc., Class A (a)	71,800	5,442,440
WNS Holdings Ltd., ADR (a)	110,607	10,305,254
		53,610,136
Materials (3.0%):
Avient Corp.	155,220	6,388,855
Livent Corp. (a)	404,670	8,789,432
Silgan Holdings, Inc.	105,310	5,651,988
		20,830,275
Semiconductors & Semiconductor Equipment (5.9%):
Axcelis Technologies, Inc. (a)	35,770	4,766,353
Impinj, Inc. (a)	82,570	11,189,886
MACOM Technology Solutions Holdings, Inc. (a)	287,003	20,331,293
SiTime Corp. (a)	28,870	4,106,180
		40,393,712
Software (9.9%):
Box, Inc., Class A (a)	206,770	5,539,368
Braze, Inc., Class A (a)(b)	84,860	2,933,610
CyberArk Software Ltd. (a)	71,980	10,651,601

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Gitlab, Inc., Class A (a)	94,080	$3,226,003
Paycor HCM, Inc. (a)	390,410	10,353,673
Procore Technologies, Inc. (a)	65,880	4,126,064
Samsara, Inc., Class A (a)	242,890	4,789,791
Smartsheet, Inc., Class A (a)	105,850	5,059,630
Sprout Social, Inc., Class A (a)	275,390	16,765,743
Varonis Systems, Inc. (a)	191,170	4,972,332
		68,417,815
Total Common Stocks (Cost $595,366,739)		689,674,447

Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	1,783,627	1,783,627
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	1,783,627	1,783,627
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	1,783,627	1,783,627
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	1,783,627	1,783,627
Total Collateral for Securities Loaned (Cost $7,134,508)		7,134,508

Total Investments (Cost $602,501,247) — 101.0%		696,808,955
Liabilities in excess of other assets — (1.0)%		(6,808,462)
NET ASSETS - 100.00%		$690,000,493

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (1.8%):
World Wrestling Entertainment, Inc., Class A	19,970	$1,822,462

Consumer Discretionary (8.3%):
Churchill Downs, Inc.	6,000	1,542,300
Five Below, Inc. (a)	10,090	2,078,237
Ollie's Bargain Outlet Holdings, Inc. (a)	21,410	1,240,496
Ralph Lauren Corp.	21,010	2,451,237
Wingstop, Inc.	7,140	1,310,761
		8,623,031
Consumer Staples (5.5%):
BellRing Brands, Inc. (a)	81,680	2,777,120
Freshpet, Inc. (a)	18,360	1,215,248
Grocery Outlet Holding Corp. (a)	58,510	1,653,493
		5,645,861
Energy (4.5%):
Denbury, Inc. (a)	19,390	1,699,146
Diamondback Energy, Inc.	11,210	1,515,256
Matador Resources Co.	29,830	1,421,399
		4,635,801
Financials (5.5%):
FactSet Research Systems, Inc.	3,740	1,552,437
Focus Financial Partners, Inc., Class A (a)	14,860	770,788
Kinsale Capital Group, Inc.	5,650	1,695,847
LPL Financial Holdings, Inc.	4,220	854,128
Wintrust Financial Corp.	11,500	838,925
		5,712,125
Health Care (17.1%):
Acadia Healthcare Co., Inc. (a)	26,600	1,921,850
Amicus Therapeutics, Inc. (a)	173,070	1,919,346
Apellis Pharmaceuticals, Inc. (a)	29,820	1,966,927
Evolent Health, Inc., Class A (a)	49,140	1,594,593
Exact Sciences Corp. (a)	27,480	1,863,419
Insulet Corp. (a)	4,590	1,464,027
Penumbra, Inc. (a)	7,820	2,179,356
Sarepta Therapeutics, Inc. (a)	14,360	1,979,239
Shockwave Medical, Inc. (a)	5,640	1,222,921
Tenet Healthcare Corp. (a)	26,010	1,545,514
		17,657,192
Industrials (20.9%):
AAON, Inc.	17,370	1,679,505
Advanced Drainage Systems, Inc.	16,050	1,351,571
Applied Industrial Technologies, Inc.	12,460	1,770,940
Axon Enterprise, Inc. (a)	3,530	793,721
Builders FirstSource, Inc. (a)	8,330	739,537
Chart Industries, Inc. (a)	7,450	934,230
Clean Harbors, Inc. (a)	15,010	2,139,826
Evoqua Water Technologies Corp. (a)	39,270	1,952,504
Herc Holdings, Inc.	11,400	1,298,460
Nordson Corp.	3,470	771,242
Ritchie Bros Auctioneers, Inc.	22,610	1,272,717
Saia, Inc. (a)	6,790	1,847,423
Shoals Technologies Group, Inc., Class A (a)	60,380	1,376,060
Trex Co., Inc. (a)	15,090	734,430
Valmont Industries, Inc.	2,400	766,272
WillScot Mobile Mini Holdings Corp. (a)	45,700	2,142,416
		21,570,854

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Select Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
IT Services (9.0%):
DigitalOcean Holdings, Inc. (a)(b)	34,250	$1,341,572
Euronet Worldwide, Inc. (a)	14,410	1,612,479
Flywire Corp. (a)	34,560	1,014,682
Genpact Ltd.	27,100	1,252,562
Jack Henry & Associates, Inc.	5,930	893,770
Okta, Inc. (a)	5,320	458,797
Payoneer Global, Inc. (a)	258,480	1,623,254
Shift4 Payments, Inc., Class A (a)	14,110	1,069,538
		9,266,654
Materials (4.2%):
Graphic Packaging Holding Co.	110,110	2,806,704
Livent Corp. (a)	73,130	1,588,384
		4,395,088
Semiconductors & Semiconductor Equipment (9.0%):
Axcelis Technologies, Inc. (a)	9,000	1,199,250
Entegris, Inc.	10,440	856,184
Lattice Semiconductor Corp. (a)	39,930	3,813,315
MACOM Technology Solutions Holdings, Inc. (a)	38,450	2,723,798
MKS Instruments, Inc.	7,800	691,236
		9,283,783
Software (12.7%):
Check Point Software Technologies Ltd. (a)	14,300	1,859,000
Dynatrace, Inc. (a)	79,880	3,378,924
Fair Isaac Corp. (a)	2,210	1,552,945
Five9, Inc. (a)	13,100	946,999
HubSpot, Inc. (a)	3,710	1,590,662
Paylocity Holding Corp. (a)	13,020	2,588,116
Varonis Systems, Inc. (a)	45,370	1,180,074
		13,096,720
Total Common Stocks (Cost $86,943,729)		101,709,571

Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	256,757	256,757
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	256,757	256,757
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	256,757	256,757
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	256,757	256,757
Total Collateral for Securities Loaned (Cost $1,027,028)		1,027,028

Total Investments (Cost $87,970,757) — 99.5%		102,736,599
Other assets in excess of liabilities — 0.5%		483,053
NET ASSETS - 100.00%		$103,219,652

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value

Common Stocks (99.5%)
Communication Services (4.9%):
Pinterest, Inc., Class A (a)	42,310	$1,153,794
Take-Two Interactive Software, Inc. (a)	5,840	696,712
The Trade Desk, Inc., Class A (a)	29,950	1,824,254
ZoomInfo Technologies, Inc. (a)	19,590	484,069
		4,158,829
Communications Equipment (0.9%):
Arista Networks, Inc. (a)	4,610	773,835

Consumer Discretionary (13.7%):
Chipotle Mexican Grill, Inc. (a)	770	1,315,383
Churchill Downs, Inc.	4,430	1,138,732
Five Below, Inc. (a)	6,300	1,297,611
O'Reilly Automotive, Inc. (a)	1,080	916,898
Ralph Lauren Corp.	9,580	1,117,699
Skyline Champion Corp. (a)	13,970	1,050,963
Tractor Supply Co.	7,510	1,765,150
Ulta Beauty, Inc. (a)	2,470	1,347,805
Under Armour, Inc., Class C (a)	139,860	1,193,006
Yum! Brands, Inc.	4,160	549,453
		11,692,700
Consumer Staples (2.6%):
BellRing Brands, Inc. (a)	14,480	492,320
The Hershey Co.	6,690	1,702,003
		2,194,323
Electronic Equipment, Instruments & Components (2.0%):
Amphenol Corp., Class A	10,620	867,866
Keysight Technologies, Inc. (a)	5,440	878,451
		1,746,317
Energy (3.6%):
Cheniere Energy, Inc.	5,520	869,952
Diamondback Energy, Inc.	8,890	1,201,661
Matador Resources Co.	21,660	1,032,099
		3,103,712
Financials (5.0%):
FactSet Research Systems, Inc.	2,570	1,066,781
Kinsale Capital Group, Inc.	3,410	1,023,511
LPL Financial Holdings, Inc.	3,330	673,992
MSCI, Inc.	2,630	1,471,985
		4,236,269
Health Care (18.3%):
Agilent Technologies, Inc.	11,240	1,554,942
Align Technology, Inc. (a)	2,260	755,156
AmerisourceBergen Corp.	5,460	874,201
Apellis Pharmaceuticals, Inc. (a)	10,240	675,430
BioMarin Pharmaceutical, Inc. (a)	10,390	1,010,324
Dexcom, Inc. (a)	19,380	2,251,568
Exact Sciences Corp. (a)	14,420	977,820
Insulet Corp. (a)	4,450	1,419,372
Mettler-Toledo International, Inc. (a)	960	1,469,002
ResMed, Inc.	5,220	1,143,128
Sarepta Therapeutics, Inc. (a)	8,730	1,203,256
Tenet Healthcare Corp. (a)	17,360	1,031,531
Veeva Systems, Inc., Class A (a)	6,360	1,168,904
		15,534,634

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Mid Cap Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Industrials (14.9%):
Advanced Drainage Systems, Inc.	9,570	$805,890
Axon Enterprise, Inc. (a)	1,900	427,215
Chart Industries, Inc. (a)	3,330	417,582
Clean Harbors, Inc. (a)	8,010	1,141,906
CoStar Group, Inc. (a)	9,310	640,993
Evoqua Water Technologies Corp. (a)	32,770	1,629,324
HEICO Corp., Class A	10,320	1,402,488
Nordson Corp.	1,910	424,517
Quanta Services, Inc.	5,180	863,195
Regal Rexnord Corp.	2,980	419,375
Ritchie Bros Auctioneers, Inc.	13,620	766,670
Saia, Inc. (a)	5,340	1,452,907
Verisk Analytics, Inc.	6,300	1,208,718
WillScot Mobile Mini Holdings Corp. (a)	22,570	1,058,082
		12,658,862
IT Services (6.2%):
Euronet Worldwide, Inc. (a)	9,710	1,086,549
Gartner, Inc. (a)	2,900	944,733
Genpact Ltd.	18,270	844,440
Jack Henry & Associates, Inc.	4,440	669,197
Okta, Inc. (a)	13,110	1,130,606
Toast, Inc., Class A (a)	34,140	605,985
		5,281,510
Materials (4.0%):
Albemarle Corp.	5,660	1,251,086
CF Industries Holdings, Inc.	7,130	516,854
Graphic Packaging Holding Co.	63,050	1,607,145
		3,375,085
Real Estate (1.0%):
SBA Communications Corp.	3,260	851,088

Semiconductors & Semiconductor Equipment (7.1%):
Axcelis Technologies, Inc. (a)	6,830	910,098
Enphase Energy, Inc. (a)	2,930	616,120
Entegris, Inc.	10,130	830,761
Lattice Semiconductor Corp. (a)	24,580	2,347,390
Monolithic Power Systems, Inc.	2,720	1,361,469
		6,065,838
Software (15.3%):
Confluent, Inc., Class A (a)	52,320	1,259,342
Dynatrace, Inc. (a)	34,660	1,466,118
Fair Isaac Corp. (a)	1,820	1,278,896
Five9, Inc. (a)	9,190	664,345
HubSpot, Inc. (a)	2,900	1,243,375
Palo Alto Networks, Inc. (a)	5,050	1,008,687
Paycom Software, Inc. (a)	4,300	1,307,243
Splunk, Inc. (a)	9,190	881,137
Synopsys, Inc. (a)	10,010	3,866,363
		12,975,506
Total Common Stocks (Cost $68,255,293)		84,648,508

Total Investments (Cost $68,255,293) — 99.5%		84,648,508
Other assets in excess of liabilities — 0.5%		410,911
NET ASSETS - 100.00%		$85,059,419

(a)	Non-income producing security.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (8.1%):
Alphabet, Inc., Class C (a)	109,400	$11,377,600
Meta Platforms, Inc., Class A (a)	23,690	5,020,859
Netflix, Inc. (a)	7,130	2,463,272
		18,861,731
Consumer Discretionary (12.3%):
Amazon.com, Inc. (a)	91,110	9,410,752
Booking Holdings, Inc. (a)	930	2,466,741
Chipotle Mexican Grill, Inc. (a)	690	1,178,720
Five Below, Inc. (a)	9,020	1,857,849
Tesla, Inc. (a)	30,750	6,379,395
Tractor Supply Co.	14,200	3,337,568
Ulta Beauty, Inc. (a)	5,110	2,788,374
Yum! Brands, Inc.	11,260	1,487,221
		28,906,620
Consumer Staples (5.7%):
Constellation Brands, Inc., Class A	20,910	4,723,360
Costco Wholesale Corp.	10,890	5,410,914
The Hershey Co.	12,780	3,251,360
		13,385,634
Energy (1.4%):
Cheniere Energy, Inc.	8,370	1,319,112
Diamondback Energy, Inc.	14,230	1,923,469
		3,242,581
Financials (2.8%):
LPL Financial Holdings, Inc.	6,730	1,362,152
MSCI, Inc.	4,130	2,311,520
The Progressive Corp.	20,190	2,888,381
		6,562,053
Health Care (11.4%):
Agilent Technologies, Inc.	22,000	3,043,480
Dexcom, Inc. (a)	27,550	3,200,759
Intuitive Surgical, Inc. (a)	8,630	2,204,706
Regeneron Pharmaceuticals, Inc. (a)	3,050	2,506,093
Tenet Healthcare Corp. (a)	33,510	1,991,164
UnitedHealth Group, Inc.	11,140	5,264,653
Vertex Pharmaceuticals, Inc. (a)	27,240	8,582,507
		26,793,362
Industrials (7.8%):
CoStar Group, Inc. (a)	23,420	1,612,467
Deere & Co.	5,270	2,175,878
HEICO Corp., Class A	29,720	4,038,948
Old Dominion Freight Line, Inc.	12,540	4,274,134
Quanta Services, Inc.	17,380	2,896,203
Verisk Analytics, Inc.	16,940	3,250,108
		18,247,738
IT Services (6.8%):
Gartner, Inc. (a)	7,120	2,319,482
Snowflake, Inc., Class A (a)	14,180	2,187,832
Toast, Inc., Class A (a)	98,590	1,749,973
Visa, Inc., Class A	43,717	9,856,435
		16,113,722

Victory Portfolios	Schedule of Portfolio Investments— continued
Victory RS Growth Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Materials (1.3%):
Graphic Packaging Holding Co.	119,630	$3,049,369

Real Estate (1.0%):
SBA Communications Corp.	8,860	2,313,080

Semiconductors & Semiconductor Equipment (9.8%):
Advanced Micro Devices, Inc. (a)	35,360	3,465,634
KLA Corp.	4,550	1,816,223
Lam Research Corp.	7,260	3,848,671
Monolithic Power Systems, Inc.	4,950	2,477,673
NVIDIA Corp.	40,930	11,369,126
		22,977,327
Software (19.9%):
Intuit, Inc.	6,320	2,817,646
Microsoft Corp.	95,810	27,622,023
Palo Alto Networks, Inc. (a)	14,220	2,840,303
Salesforce, Inc. (a)	13,220	2,641,092
ServiceNow, Inc. (a)	10,900	5,065,448
Synopsys, Inc. (a)	8,370	3,232,912
Workday, Inc., Class A (a)	11,950	2,468,153
		46,687,577
Technology Hardware, Storage & Peripherals (11.2%):
Apple, Inc.	158,678	26,166,002
Total Common Stocks (Cost $140,422,977)		233,306,796

Total Investments (Cost $140,422,977) — 99.5%		233,306,796
Other assets in excess of liabilities — 0.5%		1,252,744
NET ASSETS - 100.00%		$234,559,540

(a)	Non-income producing security.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Biotechnology (23.9%):
89bio, Inc. (a)	37,720	$574,476
Agios Pharmaceuticals, Inc. (a)	35,250	809,693
Akebia Therapeutics, Inc. (a)	159,060	89,137
Akero Therapeutics, Inc. (a)	10,840	414,738
Aldeyra Therapeutics, Inc. (a)	92,540	918,922
Amicus Therapeutics, Inc. (a)	111,500	1,236,535
Apellis Pharmaceuticals, Inc. (a)	43,803	2,889,246
Ardelyx, Inc. (a)	201,990	967,532
Biohaven Ltd. (a)	40,690	555,825
BioMarin Pharmaceutical, Inc. (a)	15,740	1,530,558
Chinook Therapeutics, Inc. (a)	59,880	1,386,222
Equillium, Inc. (a)	224,631	163,981
Exact Sciences Corp. (a)	26,620	1,805,102
FibroGen, Inc. (a)	38,450	717,477
Ideaya Biosciences, Inc. (a)	20,720	284,486
Immunocore Holdings PLC, ADR (a)	7,860	388,598
Immunovant, Inc. (a)	38,080	590,621
Krystal Biotech, Inc. (a)	17,200	1,377,032
MacroGenics, Inc. (a)	88,570	635,047
Morphic Holding, Inc. (a)	15,710	591,324
Natera, Inc. (a)	12,260	680,675
Nuvalent, Inc., Class A (a)	22,010	574,241
Opthea Ltd., ADR (a)	77,930	308,603
ORIC Pharmaceuticals, Inc. (a)	104,920	598,044
Prometheus Biosciences, Inc. (a)	14,900	1,599,068
Prothena Corp. PLC (a)	6,450	312,631
PTC Therapeutics, Inc. (a)	21,710	1,051,632
Regulus Therapeutics, Inc. (a)	176,848	149,879
Replimune Group, Inc. (a)	50,810	897,305
REVOLUTION Medicines, Inc. (a)	30,070	651,316
Rocket Pharmaceuticals, Inc. (a)	26,530	454,459
Sage Therapeutics, Inc. (a)	8,650	362,954
Sarepta Therapeutics, Inc. (a)	12,830	1,768,359
Scholar Rock Holding Corp. (a)	42,380	339,040
SpringWorks Therapeutics, Inc. (a)	40,730	1,048,390
Tyra Biosciences, Inc. (a)(b)	23,960	385,037
Vaxcyte, Inc. (a)	35,490	1,330,165
Vertex Pharmaceuticals, Inc. (a)	26,630	8,390,314
Viking Therapeutics, Inc. (a)	43,710	727,772
Xenon Pharmaceuticals, Inc. (a)	18,990	679,652
Zymeworks, Inc. (a)(b)	100,630	909,695
		41,145,783
Communication Services (7.1%):
Bandwidth, Inc., Class A (a)	33,650	511,480
Meta Platforms, Inc., Class A (a)	27,750	5,881,335
Netflix, Inc. (a)	6,340	2,190,343
Take-Two Interactive Software, Inc. (a)	18,220	2,173,646
ZoomInfo Technologies, Inc. (a)	60,770	1,501,627
		12,258,431
Communications Equipment (2.1%):
Calix, Inc. (a)	17,720	949,615
Extreme Networks, Inc. (a)	90,470	1,729,786
Harmonic, Inc. (a)	64,410	939,742
		3,619,143
Consumer Discretionary (4.0%):
2U, Inc. (a)	106,660	730,621
Amazon.com, Inc. (a)	55,210	5,702,641

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Peloton Interactive, Inc., Class A (a)	47,330	$536,722
		6,969,984
Electronic Equipment, Instruments & Components (0.7%):
Rogers Corp. (a)	7,870	1,286,194

Health Care Providers & Services (0.1%):
GeneDx Holdings Corp. (a)	283,860	103,609

Health Care Technology (0.9%):
Veeva Systems, Inc., Class A (a)	8,120	1,492,375

Industrials (0.8%):
Lyft, Inc., Class A (a)	157,630	1,461,230

IT Services (6.9%):
Backblaze, Inc., Class A (a)(b)	34,130	172,357
GoDaddy, Inc., Class A (a)	21,320	1,656,990
Shift4 Payments, Inc., Class A (a)	24,740	1,875,292
Snowflake, Inc., Class A (a)	11,510	1,775,878
Twilio, Inc., Class A (a)	19,070	1,270,634
Visa, Inc., Class A	16,720	3,769,691
Wix.com Ltd. (a)	14,050	1,402,190
		11,923,032
Life Sciences Tools & Services (3.1%):
10X Genomics, Inc., Class A (a)	17,930	1,000,315
Agilent Technologies, Inc.	10,810	1,495,455
Mettler-Toledo International, Inc. (a)	1,160	1,775,044
Pacific Biosciences of California, Inc. (a)	91,690	1,061,770
		5,332,584
Pharmaceuticals (2.3%):
Pliant Therapeutics, Inc. (a)	17,640	469,224
Rain Oncology, Inc. (a)	37,730	329,760
Reata Pharmaceuticals, Inc., Class A (a)	10,720	974,662
Revance Therapeutics, Inc. (a)	41,560	1,338,648
Ventyx Biosciences, Inc. (a)	23,840	798,640
		3,910,934
Real Estate (0.3%):
Opendoor Technologies, Inc. (a)	314,210	553,010

Semiconductors & Semiconductor Equipment (24.6%):
Aehr Test Systems (a)	42,340	1,313,387
Ambarella, Inc. (a)	33,540	2,596,667
Applied Materials, Inc.	27,720	3,404,848
Credo Technology Group Holding Ltd. (a)	88,140	830,279
Impinj, Inc. (a)	30,160	4,087,283
Lam Research Corp.	5,640	2,989,877
Lattice Semiconductor Corp. (a)	49,320	4,710,060
MACOM Technology Solutions Holdings, Inc. (a)	67,560	4,785,950
Marvell Technology, Inc.	45,510	1,970,583
MaxLinear, Inc. (a)	42,450	1,494,664
Monolithic Power Systems, Inc.	8,310	4,159,487
NVIDIA Corp.	17,380	4,827,643
ON Semiconductor Corp. (a)	17,630	1,451,302
Semtech Corp. (a)	80,090	1,933,373
Silicon Motion Technology Corp., ADR	16,420	1,075,838
Wolfspeed, Inc. (a)	10,500	681,975
		42,313,216
Software (22.9%):
Amplitude, Inc., Class A (a)	110,410	1,373,500

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Science and Technology Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Confluent, Inc., Class A (a)	61,470	$1,479,583
Dynatrace, Inc. (a)	38,980	1,648,854
Fair Isaac Corp. (a)	3,920	2,754,545
Gitlab, Inc., Class A (a)	22,580	774,268
Microsoft Corp.	40,000	11,532,000
Monday.com Ltd. (a)	13,980	1,995,645
Paycom Software, Inc. (a)	10,950	3,328,910
RingCentral, Inc., Class A (a)	26,220	804,167
Salesforce, Inc. (a)	10,850	2,167,613
Samsara, Inc., Class A (a)	79,650	1,570,698
ServiceNow, Inc. (a)	8,660	4,024,475
Sprout Social, Inc., Class A (a)	29,720	1,809,354
Varonis Systems, Inc. (a)	158,970	4,134,810
		39,398,422
Total Common Stocks (Cost $124,358,307)		171,767,947

Warrants (0.0%)(c)
Health Care (0.0%):
Athenex, Inc. (a)	1,346,518	—	(d)
Nuvation Bio, Inc. (a)	41,350	4,962
Regulus Therapeutics, Inc. (a)(e)(f)	132,637	—	(d)
		4,962
Total Warrants (Cost $179,261)		4,962

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (g)	54,009	54,009
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (g)	54,009	54,009
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (g)	54,009	54,009
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (g)	54,009	54,009
Total Collateral for Securities Loaned (Cost $216,036)		216,036

Total Investments (Cost $124,753,604) — 99.8%		171,988,945
Other assets in excess of liabilities — 0.2%		292,976
NET ASSETS - 100.00%		$172,281,921

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rounds to less than $1.
(e)	Restricted security that is not registered under the Securities Act of 1933.
(f)	The following table details the earliest acquisition date and cost of the Fund's restricted securities at March 31 2023:

Security Name	Acquisition Date	Cost
Regulus Therapeutics, Inc.	12/3/2020	$165,796

(g)	Rate disclosed is the daily yield on March 31, 2023.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value

Common Stocks (96.4%)
Communications Equipment (8.2%):
Calix, Inc. (a)	15,980	$856,368
Digi International, Inc. (a)	33,260	1,120,197
Harmonic, Inc. (a)	89,260	1,302,303
		3,278,868
Consumer Discretionary (8.9%):
Fox Factory Holding Corp. (a)	8,600	1,043,782
Ralph Lauren Corp.	11,550	1,347,538
Under Armour, Inc., Class C (a)	134,920	1,150,868
		3,542,188
Consumer Staples (5.4%):
BellRing Brands, Inc. (a)	31,680	1,077,120
Grocery Outlet Holding Corp. (a)	38,550	1,089,423
		2,166,543
Energy (3.2%):
Denbury, Inc. (a)	14,770	1,294,295

Financials (5.6%):
PRA Group, Inc. (a)	24,170	941,663
PROG Holdings, Inc. (a)	24,940	593,323
Trupanion, Inc. (a)	15,990	685,811
		2,220,797
Health Care (12.6%):
Amicus Therapeutics, Inc. (a)	43,390	481,195
Apellis Pharmaceuticals, Inc. (a)	6,380	420,825
Chinook Therapeutics, Inc. (a)	20,850	482,677
Evolent Health, Inc., Class A (a)	17,100	554,895
Inspire Medical Systems, Inc. (a)	2,730	639,011
Krystal Biotech, Inc. (a)	4,870	389,892
Pacific Biosciences of California, Inc. (a)	57,860	670,019
Reata Pharmaceuticals, Inc., Class A (a)	4,300	390,956
Replimune Group, Inc. (a)	28,770	508,078
Revance Therapeutics, Inc. (a)	14,960	481,862
		5,019,410
Industrials (21.3%):
Bloom Energy Corp., Class A (a)	47,020	937,109
CBIZ, Inc. (a)	32,070	1,587,144
ChargePoint Holdings, Inc. (a)(b)	56,340	589,880
Chart Industries, Inc. (a)	16,330	2,047,782
Evoqua Water Technologies Corp. (a)	21,760	1,081,907
Shoals Technologies Group, Inc., Class A (a)	65,470	1,492,061
Symbotic, Inc. (a)(b)	34,360	784,783
		8,520,666
IT Services (13.7%):
Euronet Worldwide, Inc. (a)	11,070	1,238,733
Flywire Corp. (a)	39,640	1,163,830
Payoneer Global, Inc. (a)	302,110	1,897,251
Shift4 Payments, Inc., Class A (a)	15,440	1,170,352
		5,470,166
Materials (3.2%):
Livent Corp. (a)	58,580	1,272,358

Semiconductors & Semiconductor Equipment (8.5%):
Impinj, Inc. (a)	9,350	1,267,112
MACOM Technology Solutions Holdings, Inc. (a)	19,440	1,377,130

Victory Portfolios	Schedule of Portfolio Investments— continued
Victory RS Small Cap Equity Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
SiTime Corp. (a)	5,240	$745,285
		3,389,527
Software (5.8%):
Paycor HCM, Inc. (a)	34,810	923,161
Q2 Holdings, Inc. (a)	24,750	609,345
Sprout Social, Inc., Class A (a)	13,080	796,311
		2,328,817
Total Common Stocks (Cost $36,318,841)		38,503,635

Collateral for Securities Loaned (2.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	203,155	203,155
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	203,155	203,155
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	203,155	203,155
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	203,155	203,155
Total Collateral for Securities Loaned (Cost $812,620)		812,620

Total Investments (Cost $37,131,461) — 98.4%		39,316,255
Other assets in excess of liabilities — 1.6%		638,569
NET ASSETS - 100.00%		$39,954,824

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (88.1%)
Communication Services (2.1%):
Madison Square Garden Sports Corp.	44,410	$8,653,289

Consumer Discretionary (9.1%):
Adient PLC (a)	67,060	2,746,778
Bloomin' Brands, Inc.	65,140	1,670,841
Carter's, Inc.	63,450	4,563,324
Columbia Sportswear Co.	57,090	5,151,801
Light & Wonder, Inc. (a)	69,020	4,144,651
Modine Manufacturing Co. (a)	192,260	4,431,593
Taylor Morrison Home Corp. (a)	55,490	2,123,047
The Wendy's Co.	314,950	6,859,611
Under Armour, Inc., Class C (a)	624,030	5,322,976
		37,014,622
Consumer Staples (3.8%):
Nomad Foods Ltd. (a)	390,830	7,324,154
U.S. Foods Holding Corp. (a)	224,950	8,309,653
		15,633,807
Energy (5.9%):
California Resources Corp.	100,090	3,853,465
Gulfport Energy Corp. (a)	44,280	3,542,400
Northern Oil and Gas, Inc.	238,020	7,223,907
PDC Energy, Inc.	56,010	3,594,722
Plains GP Holdings LP, Class A	437,820	5,744,198
		23,958,692
Financials (24.1%):
Banner Corp.	25,440	1,383,173
Federated Hermes, Inc.	338,660	13,593,812
First BanCorp	515,420	5,886,096
Globe Life, Inc.	101,170	11,130,723
Kemper Corp.	230,900	12,620,994
Pinnacle Financial Partners, Inc.	96,500	5,322,940
PJT Partners, Inc., Class A	97,830	7,062,348
Primerica, Inc.	87,973	15,152,470
Safety Insurance Group, Inc.	27,030	2,014,276
Selective Insurance Group, Inc.	15,510	1,478,568
SouthState Corp.	112,200	7,995,372
The Bank of NT Butterfield & Son Ltd.	242,150	6,538,050
White Mountains Insurance Group Ltd.	5,610	7,727,719
		97,906,541
Health Care (6.8%):
Bausch + Lomb Corp. (a)	291,580	5,076,408
Encompass Health Corp.	135,560	7,333,796
Integer Holdings Corp. (a)	77,060	5,972,150
The Ensign Group, Inc.	82,140	7,847,656
Zimvie, Inc. (a)	170,340	1,231,558
		27,461,568
Industrials (13.3%):
Applied Industrial Technologies, Inc.	47,800	6,793,814
ArcBest Corp.	37,140	3,432,479
Atkore, Inc. (a)	43,050	6,047,664
Crane NXT Co. (a)	48,480	1,885,872
Finning International, Inc.	185,470	4,624,054
Fluor Corp. (a)	164,320	5,079,131
Granite Construction, Inc.	144,810	5,948,795
H&E Equipment Services, Inc.	42,580	1,883,314

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Partners Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
ICF International, Inc.	39,250	$4,305,725
Mueller Water Products, Inc., Class A	430,510	6,001,309
The Timken Co.	71,380	5,833,174
Triton International Ltd.	37,620	2,378,336
		54,213,667
Information Technology (4.0%):
Belden, Inc.	61,310	5,319,869
Verint Systems, Inc. (a)	258,720	9,634,733
Verra Mobility Corp. (a)	65,720	1,111,982
		16,066,584
Materials (7.6%):
Axalta Coating Systems Ltd. (a)	179,940	5,450,383
Constellium SE (a)	423,280	6,467,718
Graphic Packaging Holding Co.	289,340	7,375,277
Olin Corp.	119,140	6,612,270
Summit Materials, Inc., Class A (a)	168,942	4,813,157
		30,718,805
Real Estate (8.1%):
Corporate Office Properties Trust	243,270	5,767,932
Equity Commonwealth	546,860	11,325,471
Four Corners Property Trust, Inc.	280,470	7,533,424
Kennedy-Wilson Holdings, Inc.	114,840	1,905,195
The Howard Hughes Corp. (a)	79,370	6,349,600
		32,881,622
Utilities (3.3%):
ALLETE, Inc.	64,060	4,123,542
Black Hills Corp.	84,875	5,355,613
ONE Gas, Inc.	48,510	3,843,447
		13,322,602
Total Common Stocks (Cost $306,951,446)		357,831,799

Preferred Stocks (0.1%)
Health Care (0.1%):
WellDoc, Inc. Series B (b)	1,587,483	587,369
Total Preferred Stocks (Cost $1,942,921)		587,369

Total Investments (Cost $308,894,367) — 88.2%		358,419,168
Other assets in excess of liabilities — 11.8%		47,822,510
NET ASSETS - 100.00%		$406,241,678

(a)	Non-income producing security.
(b)	Security was fair valued using significant unobservable inputs as of March 31, 2023.

LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Consumer Discretionary (8.9%):
Carter's, Inc.	26,700	$1,920,264
Columbia Sportswear Co.	34,590	3,121,402
Darden Restaurants, Inc.	23,140	3,590,403
LKQ Corp.	72,120	4,093,531
Mattel, Inc. (a)	254,730	4,689,579
The Wendy's Co.	268,980	5,858,384
Toll Brothers, Inc.	40,680	2,442,020
		25,715,583
Consumer Staples (6.2%):
Keurig Dr Pepper, Inc.	200,465	7,072,405
Nomad Foods Ltd. (a)	248,570	4,658,202
U.S. Foods Holding Corp. (a)	164,930	6,092,514
		17,823,121
Energy (4.7%):
Baker Hughes Co.	108,320	3,126,115
Chesapeake Energy Corp.	24,020	1,826,481
Marathon Oil Corp.	189,230	4,533,951
Ovintiv, Inc.	59,410	2,143,513
The Williams Cos., Inc.	62,250	1,858,785
		13,488,845
Financials (23.8%):
Brown & Brown, Inc.	105,980	6,085,371
Cboe Global Markets, Inc.	46,720	6,271,693
Fairfax Financial Holdings Ltd.	14,160	9,418,658
Federated Hermes, Inc.	237,970	9,552,116
Globe Life, Inc.	68,470	7,533,069
Interactive Brokers Group, Inc.	54,480	4,497,869
Markel Corp. (a)	6,470	8,264,843
The Progressive Corp.	64,470	9,223,078
Voya Financial, Inc.	61,360	4,384,786
White Mountains Insurance Group Ltd.	2,510	3,457,500
		68,688,983
Health Care (7.4%):
Bausch + Lomb Corp. (a)	168,600	2,935,326
Encompass Health Corp.	106,830	5,779,503
Henry Schein, Inc. (a)	35,150	2,866,131
Humana, Inc.	10,880	5,281,805
Zimmer Biomet Holdings, Inc.	35,530	4,590,476
		21,453,241
Industrials (16.5%):
AGCO Corp.	42,570	5,755,464
Crane Holdings Co.	33,310	3,780,685
Curtiss-Wright Corp.	17,530	3,089,838
Fluor Corp. (a)	131,760	4,072,701
Leidos Holdings, Inc.	48,450	4,460,307
nVent Electric PLC	74,170	3,184,860
Parker-Hannifin Corp.	12,790	4,298,847
Sensata Technologies Holding PLC	108,560	5,430,171
TFI International, Inc.	34,900	4,163,221
The Timken Co.	69,510	5,680,357
WESCO International, Inc.	24,450	3,778,503
		47,694,954

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Value Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Information Technology (6.9%):
Fidelity National Information Services, Inc.	41,630	$2,261,758
Fiserv, Inc. (a)	39,860	4,505,376
Lam Research Corp.	4,120	2,184,095
Littelfuse, Inc.	7,990	2,142,039
Verint Systems, Inc. (a)	180,160	6,709,158
Zebra Technologies Corp. (a)	7,180	2,283,240
		20,085,666
Materials (7.2%):
Graphic Packaging Holding Co.	225,290	5,742,642
Olin Corp.	92,810	5,150,955
Sealed Air Corp.	140,080	6,431,073
Summit Materials, Inc., Class A (a)	120,243	3,425,723
		20,750,393
Real Estate (7.8%):
Alexandria Real Estate Equities, Inc.	29,890	3,753,885
Equity Commonwealth	380,530	7,880,776
Equity LifeStyle Properties, Inc.	52,590	3,530,367
Invitation Homes, Inc.	103,140	3,221,062
National Retail Properties, Inc.	91,020	4,018,533
		22,404,623
Utilities (7.0%):
Evergy, Inc.	54,480	3,329,817
FirstEnergy Corp.	65,580	2,627,135
The AES Corp.	189,110	4,553,769
Vistra Corp.	404,640	9,711,360
		20,222,081
Total Common Stocks (Cost $236,131,612)		278,327,490

Total Investments (Cost $236,131,612) — 96.4%		278,327,490
Other assets in excess of liabilities — 3.6%		10,394,863
NET ASSETS - 100.00%		$288,722,353

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (96.1%)
Communication Services (2.6%):
Alphabet, Inc., Class A (a)	116,470	$12,081,433

Consumer Discretionary (4.1%):
Darden Restaurants, Inc.	36,900	5,725,404
LKQ Corp.	144,340	8,192,739
Mattel, Inc. (a)	262,130	4,825,813
		18,743,956
Consumer Staples (8.7%):
Diageo PLC, ADR	25,310	4,585,666
Keurig Dr Pepper, Inc.	409,040	14,430,931
Mondelez International, Inc., Class A	175,300	12,221,916
U.S. Foods Holding Corp. (a)	242,480	8,957,211
		40,195,724
Energy (7.7%):
Enterprise Products Partners LP	402,790	10,432,261
Hess Corp.	66,790	8,838,989
Marathon Oil Corp.	411,270	9,854,029
Ovintiv, Inc.	176,830	6,380,026
		35,505,305
Financials (23.2%):
Brown & Brown, Inc.	210,330	12,077,149
Cboe Global Markets, Inc.	96,820	12,997,117
Fairfax Financial Holdings Ltd.	37,200	24,743,932
Interactive Brokers Group, Inc.	126,070	10,408,339
JPMorgan Chase & Co.	52,680	6,864,731
Markel Corp. (a)	16,310	20,834,557
The Progressive Corp.	133,420	19,087,065
		107,012,890
Health Care (18.0%):
AbbVie, Inc.	82,650	13,171,931
GE HealthCare Technologies, Inc. (a)	69,810	5,726,514
Humana, Inc.	13,210	6,412,927
Johnson & Johnson	47,780	7,405,900
McKesson Corp.	14,040	4,998,942
Medtronic PLC	122,060	9,840,477
Merck & Co., Inc.	132,680	14,115,825
The Cigna Group	40,530	10,356,631
UnitedHealth Group, Inc.	23,155	10,942,821
		82,971,968
Industrials (12.6%):
Eaton Corp. PLC	37,260	6,384,128
FedEx Corp.	30,390	6,943,811
Johnson Controls International PLC	140,860	8,482,589
Leidos Holdings, Inc.	84,170	7,748,690
PACCAR, Inc.	57,975	4,243,770
Parker-Hannifin Corp.	23,640	7,945,641
Raytheon Technologies Corp.	59,462	5,823,114
Sensata Technologies Holding PLC	204,940	10,251,099
		57,822,842
Information Technology (4.5%):
Applied Materials, Inc.	36,100	4,434,163
Fidelity National Information Services, Inc.	88,190	4,791,363
FleetCor Technologies, Inc. (a)	30,080	6,342,368

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Salesforce, Inc. (a)	24,780	$4,950,548
		20,518,442
Materials (4.3%):
PPG Industries, Inc.	64,690	8,641,290
Sealed Air Corp.	242,402	11,128,676
		19,769,966
Real Estate (3.9%):
Alexandria Real Estate Equities, Inc.	53,320	6,696,459
Equity LifeStyle Properties, Inc.	73,120	4,908,545
Invitation Homes, Inc.	196,460	6,135,446
		17,740,450
Utilities (6.5%):
Constellation Energy Corp.	66,503	5,220,486
Exelon Corp.	199,280	8,347,839
Vistra Corp.	684,220	16,421,280
		29,989,605
Total Common Stocks (Cost $370,718,455)		442,352,581

Total Investments (Cost $370,718,455) — 96.1%		442,352,581
Other assets in excess of liabilities — 3.9%		17,867,688
NET ASSETS - 100.00%		$460,220,269

(a)	Non-income producing security.

ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (95.6%)
Capital Markets (8.9%):
Cboe Global Markets, Inc.	14,870	$1,996,149
Federated Hermes, Inc.	49,510	1,987,331
		3,983,480
Communication Services (2.4%):
Alphabet, Inc., Class A (a)	10,590	1,098,501

Consumer Discretionary (4.7%):
LKQ Corp.	21,020	1,193,095
The Wendy's Co.	41,370	901,039
		2,094,134
Consumer Staples (9.7%):
Keurig Dr Pepper, Inc.	41,730	1,472,235
Nomad Foods Ltd. (a)	72,080	1,350,779
U.S. Foods Holding Corp. (a)	41,280	1,524,883
		4,347,897
Energy (5.6%):
Northern Oil and Gas, Inc.	47,030	1,427,360
PDC Energy, Inc.	16,860	1,082,075
		2,509,435
Health Care (14.0%):
Encompass Health Corp.	24,180	1,308,138
Humana, Inc.	2,560	1,242,777
Medtronic PLC	13,450	1,084,339
Merck & Co., Inc.	12,830	1,364,984
Zimmer Biomet Holdings, Inc.	10,160	1,312,672
		6,312,910
Industrials (5.2%):
Fluor Corp. (a)	33,020	1,020,648
Sensata Technologies Holding PLC	26,750	1,338,035
		2,358,683
Information Technology (3.6%):
Verint Systems, Inc. (a)	43,630	1,624,781

Insurance (24.3%):
Brown & Brown, Inc.	24,300	1,395,306
Fairfax Financial Holdings Ltd.	3,620	2,407,877
Markel Corp. (a)	1,630	2,082,178
The Progressive Corp.	13,790	1,972,797
White Mountains Insurance Group Ltd.	1,250	1,721,863
Willis Towers Watson PLC	5,770	1,340,833
		10,920,854
Materials (9.0%):
Graphic Packaging Holding Co.	58,060	1,479,950
Olin Corp.	22,360	1,240,980
Sealed Air Corp.	28,400	1,303,844
		4,024,774
Real Estate (3.6%):
Equity Commonwealth	21,610	447,543

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory RS Investors Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Four Corners Property Trust, Inc.	43,100	$1,157,666
		1,605,209
Utilities (4.6%):
Vistra Corp.	85,290	2,046,960
Total Common Stocks (Cost $36,767,329)		42,927,618

Total Investments (Cost $36,767,329) — 95.6%		42,927,618
Other assets in excess of liabilities — 4.4%		1,997,173
NET ASSETS - 100.00%		$44,924,791

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Energy Transition Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value
Common Stocks (83.9%)
Chemicals (4.8%):
New Linde PLC	53,432	$18,991,870

Industrials (3.1%):
Energy Vault Holdings, Inc. (a)(b)	2,841,773	6,081,393
NuScale Power Corp. (a)(b)	706,416	6,421,321
		12,502,714
Metals & Mining (34.5%):
First Quantum Minerals Ltd.	1,869,955	42,995,265
Iluka Resources Ltd.	2,641,020	18,870,413
Ivanhoe Electric, Inc. (a)(b)	2,630,935	31,965,861
Newmont Corp.	382,745	18,762,160
Norsk Hydro ASA	2,323,078	17,380,424
Sunrise Energy Metals Ltd. (a)(b)	5,786,876	7,331,926
		137,306,049
Oil, Gas & Consumable Fuels (36.8%):
Antero Resources Corp. (a)	390,183	9,009,325
Cameco Corp.	1,478,340	38,717,126
Cheniere Energy, Inc.	24,196	3,813,290
Enterprise Products Partners LP	744,130	19,272,967
Peyto Exploration & Development Corp.	428,461	3,839,756
Range Resources Corp.	168,949	4,472,080
Tourmaline Oil Corp. (b)	227,024	9,461,994
Whitecap Resources, Inc.	7,463,872	57,720,316
		146,306,854
Utilities (4.7%):
NextEra Energy, Inc.	244,210	18,823,707
Total Common Stocks (Cost $262,502,495)		333,931,194

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Global Energy Transition Fund	March 31, 2023

(Unaudited)

Security Description	Shares	Value

Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (c)	1,698,503	$1,698,503
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (c)	1,698,503	1,698,503
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (c)	1,698,503	1,698,503
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (c)	1,698,503	1,698,503
Total Collateral for Securities Loaned (Cost $6,794,012)		6,794,012

Total Investments (Cost $269,296,507) — 85.6%		340,725,206
Other assets in excess of liabilities — 14.4%		57,424,007
NET ASSETS - 100.00%		$398,149,213

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2023.

LP—Limited Partnership
PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.3%)
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 4/18/25 @ 100	$1,815,000	$1,684,801
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 10/15/24 @ 100	434,000	403,716
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27, Callable 10/15/25 @ 100 (a)	1,460,000	1,464,475
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 8/20/23 @ 100	1,168,000	1,150,790
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 3/16/25 @ 100	886,000	816,884
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 6/25/25 @ 100 (a)	388,065	374,073
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 9/15/24 @ 100	621,689	613,151
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 11/15/24 @ 100	1,011,442	991,282
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27, Callable 4/15/25 @ 100	750,000	726,523
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 12/15/24 @ 100	915,000	888,701
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28, Callable 9/15/26 @ 100	550,000	547,038
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 3/20/24 @ 100 (a)	2,200,000	2,104,945
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 11/10/25 @ 100 (a)	731,000	708,143
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable 3/15/25 @ 100 (a)	1,000,000	960,808
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 7/15/26 @ 100 (a)	750,000	750,145
Westlake Automobile Receivables Trust, Series 2023-2A, Class B, 6.14%, 3/15/28, Callable 3/15/26 @ 100 (a)	1,500,000	1,515,007
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 1/15/25 @ 100 (a)	1,223,000	1,160,846
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 9/15/24 @ 100 (a)	1,230,000	1,187,111
Total Asset-Backed Securities (Cost $18,600,726)		18,048,439

Collateralized Mortgage Obligations (18.3%)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48, Callable 9/15/25 @ 100	1,000,000	954,380
Bank, Series 2017-BNK9, Class A3, 3.28%, 11/15/54, Callable 12/15/29 @ 100	855,056	805,026
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 1/10/26 @ 100	925,000	884,494
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable 1/10/26 @ 100	494,860	471,893
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 3.28%, 5/10/58, Callable 5/10/26 @ 100	489,000	453,131
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	1,854,000	1,768,529
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100	1,226,000	1,131,979
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 5/10/26 @ 100	1,502,000	1,440,377
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 5/15/26 @ 100	2,237,000	2,144,469
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100	1,219,000	1,164,053
COMM Mortgage Trust, Series 2013-CR10, Class A4, 4.21%, 8/10/46, Callable 8/10/23 @ 100 (b)	1,922,079	1,915,779
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 5/15/26 @ 100	696,000	650,045

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable 8/15/25 @ 100	$1,280,899	$1,226,766
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable 5/15/25 @ 100	667,000	638,414
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable 11/15/25 @ 100	832,000	796,575
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100	1,624,000	1,552,163
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @ 100	1,778,000	1,659,052
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25 @ 100	1,098,000	1,054,165
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 4/15/25 @ 100	1,191,000	1,136,098
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48, Callable 8/15/25 @ 100	453,164	435,838
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/17/49, Callable 2/15/26 @ 100	1,500,000	1,425,834
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100	2,265,000	2,177,101
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 5/15/49, Callable 5/15/26 @ 100	2,018,000	1,899,128
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49, Callable 10/15/26 @ 100	1,690,000	1,557,840
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable 6/15/25 @ 100	1,597,000	1,531,897
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 11/15/25 @ 100	2,243,000	2,144,104
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable 5/15/25 @ 100	942,000	900,909
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100	532,000	509,435
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable 8/15/25 @ 100	1,248,000	1,193,923
Total Collateralized Mortgage Obligations (Cost $36,997,337)		35,623,397

Convertible Corporate Bonds (4.7%)
Consumer Discretionary (0.8%):
Booking Holdings, Inc., 0.75%, 5/1/25(c)	525,000	786,088
Expedia Group, Inc., 2/15/26(d)	590,000	529,036
Ford Motor Co., 3/15/26(d)	290,000	289,913
		1,605,037
Energy (0.6%):
Pioneer Natural Resources Co., 0.25%, 5/15/25	565,000	1,209,150

Financials (1.2%):
Ares Capital Corp., 4.63%, 3/1/24	730,000	729,326
Barclays Bank PLC
2/4/25 (d)	270,000	396,757
2/18/25, MTN (d)	230,000	235,831
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23(a)	800,000	860,531
		2,222,445
Health Care (0.3%):
Illumina, Inc., 8/15/23(d)	530,000	518,102

Industrials (0.4%):
Southwest Airlines Co., 1.25%, 5/1/25(c)	710,000	806,343

Information Technology (1.2%):
Akamai Technologies, Inc., 0.13%, 5/1/25	375,000	377,987
Block, Inc., 0.25%, 11/1/27	195,000	149,374

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2023
(Unaudited)

Security Description	Shares or Principal Amount	Value
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	$730,000	$705,052
Vishay Intertechnology, Inc., 2.25%, 6/15/25	225,000	222,764
Western Digital Corp., 1.50%, 2/1/24	995,000	960,827
		2,416,004
Real Estate (0.2%):
Kite Realty Group LP, 0.75%, 4/1/27(a)	435,000	406,538
Total Convertible Corporate Bonds (Cost $8,760,093)		9,183,619

Convertible Preferred Stocks (1.6%)
Financials (1.0%):
Bank of America Corp., Series L, 7.25% (e)	655	764,883
KKR & Co., Inc., Series C, 9/15/23, 6.00%	6,495	412,108
Wells Fargo & Co., Series L, 7.50% (e)	550	646,937
		1,823,928
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00%	146	186,055

Utilities (0.5%):
American Electric Power Co., Inc., 8/15/23, 6.13%	3,530	177,735
NextEra Energy, Inc., 9/1/25, 6.93%	14,310	663,269
NiSource, Inc., 3/1/24, 7.75%	1,710	178,627
		1,019,631
Total Convertible Preferred Stocks (Cost $3,347,352)		3,029,614

Corporate Bonds (35.3%)
Communication Services (1.4%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	496,000	490,828
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	1,388,000	1,372,802
Hughes Satellite Systems Corp., 6.63%, 8/1/26	550,000	519,462
Verizon Communications, Inc., 3.38%, 2/15/25	354,000	347,104
		2,730,196
Consumer Discretionary (1.4%):
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	1,549,000	1,544,254
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100	1,194,000	1,112,238
		2,656,492
Consumer Staples (1.8%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100	322,000	319,416
Molson Coors Beverage Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100	800,000	755,393
Philip Morris International, Inc., 4.88%, 2/13/26	1,260,000	1,269,235
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100	1,170,000	1,153,355
		3,497,399
Energy (3.2%):
Continental Resources, Inc.
4.50%, 4/15/23	801,000	800,437
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)	797,000	706,514
HollyFrontier Corp., 2.63%, 10/1/23	971,000	956,079
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	1,875,000	1,871,494
Pioneer Natural Resources Co., 5.10%, 3/29/26	1,945,000	1,952,969
		6,287,493
Financials (14.1%):
American Express Co., 4.90%, 2/13/26, Callable 1/13/26 @ 100	1,260,000	1,269,948
Bank of America Corp.
4.20%, 8/26/24, MTN	1,660,000	1,633,418

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
5.75% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100 (f)	$2,016,000	$1,968,420
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100	684,000	653,725
1.34% (SOFR+69bps), 12/6/24, Callable 12/6/23 @ 100 (f)	1,695,000	1,634,868
2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100 (f)	2,052,000	1,901,704
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(f)	2,772,000	2,650,492
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 5/22/23 @ 100(a)	772,000	762,965
Fifth Third Bancorp
1.63%, 5/5/23, Callable 5/1/23 @ 100	1,660,000	1,651,449
3.65%, 1/25/24, Callable 12/25/23 @ 100	799,000	779,762
JPMorgan Chase & Co.
2.30% (SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100 (f)	1,000,000	956,016
2.60% (SOFR+92bps), 2/24/26, Callable 2/24/25 @ 100 (f)	933,000	887,002
5.94% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100 (f)	1,350,000	1,331,689
Morgan Stanley, 5.11% (SOFR+46bps), 1/25/24, Callable 12/25/23 @ 100(f)	2,575,000	2,566,920
State Street Corp., 5.75% (SOFR+135bps), 11/4/26, Callable 11/4/25 @ 100(f)	1,907,000	1,958,665
The Bank of New York Mellon Corp., 4.41% (SOFR+135bps), 7/24/26, Callable 7/24/25 @ 100(f)	1,783,000	1,763,185
The Goldman Sachs Group, Inc., 6.66% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(f)	500,000	500,273
Wells Fargo & Co.
0.81% (SOFR+51bps), 5/19/25, Callable 5/19/24 @ 100, MTN (f)	585,000	555,754
2.41% (SOFR+109bps), 10/30/25, Callable 10/30/24 @ 100, MTN (f)	2,077,000	1,975,279
		27,401,534
Health Care (3.3%):
Amgen, Inc., 5.51%, 3/2/26, Callable 3/2/24 @ 100	1,255,000	1,260,982
Centene Corp., 4.25%, 12/15/27, Callable 5/8/23 @ 102.13	621,000	598,245
HCA, Inc., 5.00%, 3/15/24	2,479,000	2,463,466
Humana, Inc., 5.70%, 3/13/26, Callable 3/13/24 @ 100	932,000	937,165
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100(a)	1,387,000	1,211,894
		6,471,752
Industrials (0.9%):
Delta Air Lines, Inc., 3.80%, 4/19/23	1,115,000	1,113,884
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 5/22/23 @ 102.88	725,000	705,960
		1,819,844
Information Technology (4.0%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100	1,517,000	1,520,104
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100	2,175,000	2,147,801
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	1,173,000	1,159,732
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	144,000	143,611
Micron Technology, Inc., 4.98%, 2/6/26, Callable 12/6/25 @ 100	1,200,000	1,196,379
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5(a)	642,000	564,343
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	987,946
		7,719,916
Materials (1.0%):
Southern Copper Corp., 3.88%, 4/23/25	2,050,000	1,990,998

Real Estate (1.7%):
American Tower Corp., 3.00%, 6/15/23	1,000,000	994,838
Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100	700,000	641,943
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(a)	638,000	576,176
Regency Centers, LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100	1,194,000	1,145,450
		3,358,407
Utilities (2.5%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	588,000	564,485
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100	591,000	578,522
Pinnacle West Capital Corp., 1.30%, 6/15/25, Callable 5/15/25 @ 100	800,000	735,128

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
WEC Energy Group, Inc., 5.00%, 9/27/25, Callable 8/27/25 @ 100	$2,870,000	$2,873,608
		4,751,743
Total Corporate Bonds (Cost $70,817,102)		68,685,774

Residential Mortgage-Backed Securities (0.8%)
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 10/25/20	14,880	13,776
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.78%, 10/25/29, Callable 2/25/24 @ 100 (a)(b)	1,023,613	970,802
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 11/25/27 @ 100 (a)(b)	559,427	476,416
Total Residential Mortgage-Backed Securities (Cost $1,601,665)		1,460,994

Yankee Dollars (8.6%)
Communication Services (0.3%):
SES SA, 3.60%, 4/4/23(a)	503,000	503,000

Consumer Discretionary (1.1%):
Stellantis NV, 5.25%, 4/15/23	2,048,000	2,046,353

Consumer Staples (2.4%):
Barry Callebaut Services NV, 5.50%, 6/15/23(a)	2,346,000	2,341,650
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23(a)	2,391,000	2,388,516
		4,730,166
Energy (0.6%):
Canadian Natural Resources Ltd., 3.80%, 4/15/24, Callable 1/15/24 @ 100	1,180,000	1,161,597

Financials (2.2%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	982,424
HSBC Holdings PLC, 1.16% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100(f)	1,000,000	970,258
NXP BV/NXP Funding LLC, 5.35%, 3/1/26, Callable 1/1/26 @ 100	1,000,000	1,003,523
The Toronto-Dominion Bank, 2.35%, 3/8/24	1,359,000	1,321,269
		4,277,474
Industrials (0.3%):
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a)	606,000	547,482

Materials (1.4%):
Anglo American Capital PLC, 3.63%, 9/11/24(a)	2,880,000	2,810,753

Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	655,000	647,429
Total Yankee Dollars (Cost $17,254,322)		16,724,254

U.S. Government Mortgage-Backed Agencies (2.8%)
Federal Home Loan Mortgage Corp.
Series 1534, Class Z, 5.00%, 6/15/23 - 8/1/40	360,765	372,298
Series 20, Class H, 5.50%, 10/25/23	219	218
7.00%, 9/1/38	2,088	2,277
Series 4320, Class AP, 3.50%, 7/15/39	572,285	557,179
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40	1,082,317	1,051,198
Series 4444, Class CH, 3.00%, 1/15/41	34,270	34,134
		2,017,304
Federal National Mortgage Association
6.00%, 2/1/37	614,857	653,503
Series 2013-33, Class UD, 2.50%, 4/25/39	96,207	94,940
Series 2011-21, Class PA, 4.50%, 5/25/40	1,130,164	1,129,947

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2023
(Unaudited)

Security Description	Shares or Principal Amount	Value
5.00%, 2/1/41 - 10/1/41	$1,469,950	$1,515,310
		3,393,700
Total U.S. Government Mortgage-Backed Agencies (Cost $5,681,457)		5,411,004

U.S. Treasury Obligations (16.8%)
U.S. Treasury Notes
4.38%, 10/31/24	1,887,000	1,889,137
3.50%, 9/15/25	31,027,000	30,731,274
Total U.S. Treasury Obligations (Cost $32,472,939)		32,620,411

Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (g)	238,505	238,505
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (g)	238,505	238,505
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (g)	238,505	238,505
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (g)	238,505	238,505
Total Collateral for Securities Loaned (Cost $954,020)		954,020

Total Investments (Cost $196,487,013) — 98.7%		191,741,526
Other assets in excess of liabilities — 1.3%		2,573,470
NET ASSETS - 100.00%		$194,314,996

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $25,353,133 and amounted to 13.0% of net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2023.
(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(g)	Rate disclosed is the daily yield on March 31, 2023.

bps—Basis points
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	161	6/30/23	$32,874,723	$33,238,953	$364,230

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	22	6/21/23	$2,454,299	$2,528,281	$(73,982)
5-Year U.S. Treasury Note Futures	39	6/30/23	$4,179,873	$4,270,805	$(90,932)
Ultra Long Term U.S. Treasury Bond Futures	4	6/21/23	537,142	564,500	(27,358)
					$(192,272)
	Total unrealized appreciation				$364,230
	Total unrealized depreciation				(192,272)
	Total net unrealized appreciation (depreciation)				$171,958

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond Fund	March 31, 2023
(Unaudited)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 39	5.00%	12/20/27	Quarterly	4.37%	$11,000,000	$116,397	$(322,500)	$438,897
						$116,397	$(322,500)	$438,897

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	March 31, 2023
(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stocks (0.6%)
Communication Services (0.2%):
Altice USA, Inc., Class A (a)	38,825	$132,782
iHeartMedia, Inc., Class A (a)	30,500	118,950
Sinclair Broadcast Group, Inc., Class A	17,500	300,300
		552,032
Consumer Discretionary (0.2%):
Men's Wearhouse, Inc.	31,563	378,756

Health Care (0.2%):
Surgery Partners, Inc. (a)	9,390	323,673
Total Common Stocks (Cost $1,959,997)		1,254,461

Senior Secured Loans (12.9%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 7.70% (SOFR01M+300bps), 1/27/29 (b)	$736,894	683,469
Air Methods Corp., Initial Term Loans, First Lien, 8.23% (LIBOR03M+350bps), 4/21/24 (b)	1,933,333	1,195,438
Bausch Health Cos., Inc., Second Amendment Term Loan, First Lien, 9.99% (SOFR01M+525bps), 2/1/27 (b)	1,887,500	1,397,599
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.33% (LIBOR03M+350bps), 8/21/26 (b)	2,735,825	2,542,046
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 11.08% (SOFR03M+650bps), 2/14/27 (b)	2,612,500	1,502,187
CP Altas Buyer, Inc., Term B Loans, First Lien, 8.22% (SOFR01M+350bps), 11/23/27 (b)	1,970,639	1,741,907
Diamond Sports Group LLC, Term Loan, First Lien, 12.78% (SOFR03M+815bps), 5/25/26 (b)	519,695	486,404
Diamond Sports Group LLC, Term Loan, Second Lien, 8.03% (SOFR03M+340bps), 8/24/26 (b)(c)	7,004,250	361,910
Envision Healthcare Corp., 12.46% (SOFR03M+788bps), 3/31/27 (b)	310,391	257,624
Envision Healthcare Corp., Third Out term Loans, First Lien, 8.33% (SOFR03M+375bps), 3/31/27 (b)	858,207	128,731
Intelsat Jackson Holdings SA, Term B loan, First Lien, 8.93% (SOFR03M+425bps), 2/1/29 (b)	2,180,815	2,153,555
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 9.57% (LIBOR03M+475bps), 6/30/28 (b)	1,562,669	852,436
Knight Health Holdings LLC, 9.88% (LIBOR01M+525bps), 12/23/28 (b)	3,960,000	1,980,000
LifeScan Global Corp., Initial Term Loan, First Lien, 10.75% (LIBOR03M+600bps), 10/1/24 (b)	3,550,424	2,650,995
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 9.64% (SOFR03M+500bps), 4/11/29 (b)	1,500,000	1,346,250
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 7.83% (SOFR03M+325bps), 2/25/28 (b)	1,408,756	1,382,342
Radiology Partners, Inc., Term Loan New, First Lien, 8.88% (LIBOR01M+425bps), 7/9/25 (b)	2,000,000	1,605,620
SWF Holdings Corp. I, Initial Term Loans, First Lien, 8.75% (LIBOR01M+400bps), 10/6/28 (b)	2,326,500	1,950,375
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 9.87% (SOFR01M+525bps), 2/17/27 (b)	2,277,225	1,554,206
The Michaels Cos., Inc., Term B Loans, First Lien, 8.98% (LIBOR03M+425bps), 4/15/28 (b)	2,936,232	2,688,326
Traverse Midstream Partners LLC, Advance, First Lien, 8.63% (SOFR03M+375bps), 9/27/24 (b)	1,703,690	1,672,461
Total Senior Secured Loans (Cost $40,667,268)		30,133,881

Corporate Bonds (69.0%)
Communication Services (10.6%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/8/23 @ 103.25(d)	3,500,000	234,442
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(d)	3,000,000	1,517,231
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 5/22/23 @ 103.38(d)(e)	4,960,000	3,794,386
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38(d)(e)	4,200,000	308,076

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(d)	$3,250,000	$2,821,319
Gray Television, Inc.
7.00%, 5/15/27, Callable 5/1/23 @ 105.25 (d)(e)	3,000,000	2,512,580
4.75%, 10/15/30, Callable 10/15/25 @ 102.38 (d)	2,250,000	1,494,093
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/8/23 @ 102.09(e)	4,010,000	2,914,366
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 5/1/23 @ 104.22(d)	2,000,000	1,852,588
Scripps Escrow II, Inc., 5.38%, 1/15/31, Callable 1/15/26 @ 102.69(d)(e)	2,600,000	1,787,911
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(d)(e)	3,500,000	2,783,213
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	3,000,000	2,594,906
		24,615,111
Consumer Discretionary (21.0%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(d)	1,800,000	1,762,197
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @ 102.69(d)(e)	2,000,000	1,857,289
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 5/8/23 @ 102.94	2,000,000	1,820,435
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(d)(e)	3,755,000	3,831,684
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(d)	2,470,000	2,655,963
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(d)(e)	3,000,000	2,603,719
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100	2,500,000	2,415,272
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(d)	3,050,000	2,344,405
Life Time, Inc., 5.75%, 1/15/26, Callable 5/22/23 @ 102.88(d)	3,000,000	2,915,456
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	3,475,000	3,367,198
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(d)	900,000	759,257
NCL Corp. Ltd., 8.38%, 2/1/28, Callable 2/1/25 @ 104.19(d)	1,350,000	1,355,510
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88(d)	2,600,000	2,549,870
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (d)	2,000,000	1,479,603
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (d)	4,800,000	3,449,255
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(d)	1,900,000	1,911,809
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31(d)	3,000,000	2,665,048
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(d)	3,500,000	2,896,911
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(d)(e)	2,725,000	1,906,872
Wynn Resorts Finance LLC, 7.13%, 2/15/31, Callable 11/15/30 @ 100(d)(e)	4,300,000	4,360,812
		48,908,565
Consumer Staples (0.7%):
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(d)	2,000,000	1,760,080

Energy (10.6%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(d)	3,450,000	3,249,229
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(d)	2,500,000	2,557,421
Callon Petroleum Co.
8.00%, 8/1/28, Callable 8/1/24 @ 104 (d)(e)	1,223,000	1,211,919
7.50%, 6/15/30, Callable 6/15/25 @ 103.75 (d)(e)	1,750,000	1,644,070
CITGO Holding, Inc., 9.25%, 8/1/24, Callable 5/22/23 @ 102.31(d)	3,500,000	3,508,108
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 5/22/23 @ 103.5(d)	2,500,000	2,472,364
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(d)	4,776,000	4,348,334
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 5/22/23 @ 103	3,750,000	3,605,653
Talos Production, Inc., 12.00%, 1/15/26, Callable 5/8/23 @ 106	2,000,000	2,133,528
		24,730,626
Financials (6.2%):
Adient Global Holdings Ltd., 4.88%, 8/15/26, Callable 5/22/23 @ 101.63(d)	1,750,000	1,685,765
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(d)	1,500,000	1,328,204
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(d)	2,200,000	1,946,167
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(d)	1,950,000	1,279,168
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(d)	3,250,000	2,852,299
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(d)	1,750,000	1,621,863
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(d)(e)	4,000,000	2,397,350
White Capital Parent LLC, 8.25%, 3/15/26, Callable 5/22/23 @ 101(d) (f)	1,450,000	1,323,580
		14,434,396

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Health Care (4.1%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/22/23 @ 100(d)	$3,125,000	$195,523
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(d)	3,550,000	2,138,905
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(d)	3,500,000	2,139,813
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 5/22/23 @ 104.63(d)(e)	3,685,000	2,036,339
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 5/8/23 @ 100(d)(e)	3,250,000	1,952,651
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 5/22/23 @ 105.31(d)	4,390,000	1,172,815
		9,636,046
Industrials (9.3%):
American Airlines, Inc., 11.75%, 7/15/25(d)	3,500,000	3,823,612
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/22/23 @ 101.59(d)	1,000,000	1,006,296
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(d)	1,125,000	1,162,371
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(d)	2,050,000	1,575,359
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(d)	2,050,000	1,851,747
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(d)	700,000	657,932
SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(d)	2,150,000	1,776,472
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	3,325,000	2,953,638
United Rentals North America, Inc., 6.00%, 12/15/29, Callable 12/15/25 @ 103(d)	2,000,000	2,027,003
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(d)	3,000,000	2,612,361
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63(d)	2,250,000	2,312,215
		21,759,006
Information Technology (0.5%):
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(d)	1,250,000	1,136,520

Materials (1.9%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	3,000,000	2,729,822
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(d)	1,800,000	1,596,743
		4,326,565
Real Estate (1.3%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 5/8/23 @ 101.88(d)	3,371,000	2,994,268

Technology (0.8%):
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25(d)	2,250,000	1,964,608

Utilities (2.0%):
Calpine Corp., 5.13%, 3/15/28, Callable 5/22/23 @ 102.56(d)(e)	5,000,000	4,579,186
Total Corporate Bonds (Cost $195,725,391)		160,844,977

Yankee Dollars (9.6%)
Communication Services (1.4%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(d)(e)	6,050,000	3,173,312

Consumer Discretionary (0.8%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(d)	2,000,000	1,915,112

Energy (0.8%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 5/22/23 @ 103.25(d)	1,800,000	1,789,772

Health Care (0.3%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/1/24 @ 103.06(d)	1,200,000	777,500

Industrials (3.7%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 5/23/23 @ 101.97(d)	4,500,000	4,562,920
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 5/22/23 @ 100(d)	2,000,000	1,669,047
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(d)	2,750,000	2,458,621
		8,690,588
Information Technology (0.9%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(d)	2,500,000	2,007,576

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Yield Fund	March 31, 2023
(Unaudited)

Security Description	Shares or Principal Amount	Value
Materials (1.7%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(d)	$2,625,000	$2,551,537
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56(d)	2,600,000	1,549,785
		4,101,322
Total Yankee Dollars (Cost $26,595,135)		22,455,182

U.S. Treasury Obligations (3.0%)
U.S. Treasury Bills, 5.02%, 4/4/23 (g)	7,000,000	6,999,107
Total U.S. Treasury Obligations (Cost $6,997,521)		6,999,107

Collateral for Securities Loaned (13.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (h)	7,988,171	7,988,171
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (h)	7,988,171	7,988,171
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (h)	7,988,171	7,988,171
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (h)	7,988,171	7,988,171
Total Collateral for Securities Loaned (Cost $31,952,684)		31,952,684

Total Investments (Cost $303,897,996) — 108.8%		253,640,292
Liabilities in excess of other assets — (8.8)%		(20,439,424)
NET ASSETS - 100.00%		$233,200,868

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(c)	Currently the issuer is in default with respect to interest and/or principal payments.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $158,765,341 and amounted to 68.1% of net assets.
(e)	All or a portion of this security is on loan.
(f)	Up to 9.00% of the coupon may be PIK.
(g)	Rate represents the effective yield at March 31, 2023.
(h)	Rate disclosed is the daily yield on March 31, 2023.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of March 31, 2023.
SOFR03M—3 Month SOFR, rate disclosed as of March 31, 2023.

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (98.2%)
Arizona (1.4%):
City of Phoenix Civic Improvement Corp. Revenue AMT, Series B, 5.00%, 7/1/44, Continuously Callable @100	$540,000	$565,851

Arkansas (1.9%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable @100	750,000	557,886
University of Central Arkansas Revenue, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	204,768
		762,654
California (1.1%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, 4.00%, 5/1/52, Continuously Callable @100	500,000	460,853

Colorado (4.3%):
Colorado Educational & Cultural Facilities Authority, Revenue, 4.50%, 7/1/53, Continuously Callable @100	500,000	496,525
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously Callable @103	750,000	605,303
Gold Hill Mesa Metropolitan, GO, 5.50%, 12/1/47, Continuously Callable @100	585,000	653,919
		1,755,747
Florida (9.6%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100	400,000	399,202
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	500,000	366,716
County of Escambia FL, Revenue, 2.70%, 4/1/39, Continuously Callable @100 (a)	300,000	300,000
County of Miami-Dade Seaport Department Revenue AMT, 4.00%, 10/1/50, Continuously Callable @100	500,000	455,632
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable @100	500,000	475,575
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100	500,000	456,900
Miami-Dade County Public Facilities Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100	1,000,000	1,046,415
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	500,000	387,566
		3,888,006
Georgia (2.6%):
Development Authority of Heard County, Revenue, 2.80%, 9/1/29, Continuously Callable @100 (a)	500,000	500,000
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable @100	500,000	538,857
		1,038,857
Guam (2.5%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	1,014,974

Illinois (21.0%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100	1,275,000	1,340,566
Chicago Transit Authority Sales Tax Receipts Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,450,000	1,479,663
City of Chicago Wastewater Transmission Revenue
Series A, 5.00%, 1/1/2047, Continuously Callable @100	1,000,000	1,027,835
Series C, 5.00%, 1/1/2034, Continuously Callable @100	1,000,000	1,036,627
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,043,496
Illinois, GO, 5.50%, 7/1/27, Continuously Callable @100	1,000,000	1,005,805
Sales Tax Securitization Corp. Revenue, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,568,498
		8,502,490
Indiana (1.3%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100	500,000	532,582

Iowa (0.7%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103	500,000	292,519

Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (b)	200,000	193,354

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Maryland (0.6%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103	$250,000	$241,322

Massachusetts (2.1%):
University of Massachusetts Building Authority Revenue
5.00%, 11/1/2039, Pre-refunded 11/1/24 @ 100	220,000	228,479
Series 1-2021, 5.00%, 11/1/2039, Continuously Callable @100	410,000	427,252
Series 1-2021, 5.00%, 11/1/2039, Pre-refunded 11/1/24 @ 100	190,000	197,418
		853,149
Michigan (1.1%):
Michigan Finance Authority Revenue, 4.00%, 12/1/51, Continuously Callable @100	500,000	426,158

Missouri (2.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (b)	1,150,000	1,078,701

New Jersey (4.0%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100	885,000	942,087
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/2038 (c)	1,000,000	498,075
Series BB, 3.50%, 6/15/2046, Continuously Callable @100	200,000	173,098
		1,613,260
New York (11.8%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,602,438
Metropolitan Transportation Authority Revenue, Series D-3, 4.00%, 11/15/49, Continuously Callable @100	500,000	455,166
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,295
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100 (b)	310,000	282,377
Port Authority of New York & New Jersey Revenue AMT, 5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,012,297
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable @100	200,000	218,504
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000,000	1,024,541
		4,795,618
North Carolina (1.6%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/2050, Continuously Callable @100	500,000	381,905
Series A, 4.00%, 10/1/2050, Continuously Callable @103	350,000	279,471
		661,376
Ohio (8.1%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	900,000	810,588
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	500,000	464,157
County of Hardin Economic Development Facilities Revenue, 5.00%, 5/1/30, Continuously Callable @103	350,000	335,528
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,414,946
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable @100	250,000	267,721
		3,292,940
Pennsylvania (5.7%):
School District of Philadelphia, GO
Series A, 5.00%, 9/1/2038, Continuously Callable @100	1,200,000	1,271,481
Series A, 5.00%, 9/1/2044, Continuously Callable @100	1,000,000	1,057,247
		2,328,728
Texas (9.2%):
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	500,000	424,260
Port of Port Arthur Navigation District, Revenue
3.60%, 4/1/2040, Continuously Callable @100 (a)	1,500,000	1,500,000
3.60%, 4/1/2040, Continuously Callable @100 (a)	1,800,000	1,800,000
		3,724,260

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Tax-Exempt Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Utah (3.5%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	$250,000	$195,362
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously Callable @100 (b)	250,000	252,656
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	982,876
		1,430,894
Wisconsin (0.9%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously Callable @103	500,000	370,839
Total Municipal Bonds (Cost $42,834,382)		39,825,132

Total Investments (Cost $42,834,382) — 98.2%		39,825,132
Other assets in excess of liabilities — 1.8%		721,430
NET ASSETS - 100.00%		$40,546,562

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $1,807,088 and amounted to 4.5% of net assets.
(c)	Zero-coupon bond.

AMT—Alternative Minimum Tax
GO—General Obligation
IDA—Industrial Development Authority

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (98.4%)
Alabama (1.3%):
Columbia Industrial Development Board Revenue, Series A, 2.65%, 12/1/37, Continuously Callable @100 (a)	$500,000	$500,000

Arizona (7.4%):
Arizona IDA Revenue
4.00%, 7/15/2051, Continuously Callable @100 (b)	500,000	376,676
4.00%, 12/15/2051, Continuously Callable @100 (b)	700,000	519,443
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100	280,000	224,079
Maricopa County IDA Revenue AMT, 4.00%, 10/15/47, Continuously Callable @104 (b)	500,000	424,263
The County of Pima IDA Revenue, Series A, 6.88%, 11/15/52, Continuously Callable @103 (b)	250,000	254,225
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100 (b)	1,000,000	777,187
The Industrial Development Authority of the County of Pima, 4.00%, 6/15/51, Continuously Callable @100 (b)	500,000	371,149
		2,947,022
California (2.9%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49, Continuously Callable @100	195,000	194,237
California Pollution Control Financing Authority Revenue, 5.00%, 11/21/45, Continuously Callable @100 (b)	1,000,000	965,982
		1,160,219
Delaware (0.9%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously Callable @100	500,000	375,384

District of Columbia (0.5%):
District of Columbia Tobacco Settlement Financing Corp. Revenue, 6.50%, 5/15/33	195,000	195,748

Florida (9.3%):
Escambia County Health Facilities Authority Revenue, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	752,489
Florida Development Finance Corp. Revenue
4.00%, 7/1/2055, Continuously Callable @100	500,000	404,752
5.25%, 10/1/2056, Continuously Callable @100 (b)	500,000	483,648
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @100 (b)	500,000	392,700
Seminole County IDA Revenue, 4.00%, 6/15/56, Continuously Callable @100 (b)	705,000	524,599
Sumter County Village Community Development District No. 10 Special Assessment Revenue, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,145,000	1,146,569
		3,704,757
Illinois (7.8%):
Chicago Board of Education Revenue, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,577,136
Chicago O Hare International Airport Revenue AMT, 4.63%, 1/1/53, Continuously Callable @100	500,000	503,431
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,043,496
		3,124,063
Indiana (3.6%):
Indiana Finance Authority Revenue
4.13%, 12/1/2026	1,000,000	975,602
Series A, 5.00%, 7/1/2055, Continuously Callable @100	500,000	454,451
		1,430,053
Iowa (1.6%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/2048, Continuously Callable @100	500,000	368,101
Series A-1, 4.00%, 5/15/2055, Continuously Callable @103	500,000	292,519
		660,620
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (b)	200,000	193,354

Kentucky (1.3%):
Louisville Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52, Continuously Callable @100	500,000	510,728

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Maryland (0.4%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable @100	$200,000	$174,551

Massachusetts (1.3%):
Massachusetts Development Finance Agency Revenue
4.00%, 10/1/2032, Continuously Callable @105 (b)	300,000	285,274
5.00%, 7/1/2047, Continuously Callable @100	250,000	252,358
		537,632
Minnesota (0.7%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103	400,000	299,691

Missouri (1.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42, Continuously Callable @100 (b)	500,000	469,000

New Hampshire (1.0%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	500,000	393,041

New Jersey (4.3%):
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	534,610
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/2038 (c)	1,500,000	747,113
Series BB, 3.50%, 6/15/2046, Continuously Callable @100	500,000	432,744
		1,714,467
New Mexico (2.0%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	500,000	393,304
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40, Continuously Callable @103 (b)	500,000	420,510
		813,814
New York (12.4%):
Build NYC Resource Corp. Revenue
4.00%, 6/15/2051, Continuously Callable @100	500,000	387,411
5.75%, 6/1/2052, Continuously Callable @100 (b)	250,000	253,392
5.75%, 6/1/2062, Continuously Callable @100 (b)	250,000	253,060
Series A, 5.00%, 6/15/2051, Continuously Callable @100 (b)	100,000	86,438
Huntington Local Development Corp. Revenue, Series S, 3.00%, 7/1/25	50,000	48,137
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/2045, (Put Date 5/15/30) (d)	365,000	400,744
Series D-3, 4.00%, 11/15/2049, Continuously Callable @100	500,000	455,166
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/46, Continuously Callable @100	600,000	601,635
New York State Dormitory Authority Revenue
6.00%, 7/1/2040, Continuously Callable @100 (b)	1,000,000	910,892
4.00%, 7/1/2040, Continuously Callable @100	200,000	183,247
New York Transportation Development Corp. Revenue AMT, 5.00%, 10/1/40, Continuously Callable @100	750,000	751,946
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100	250,000	241,079
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable @100 (b)	500,000	372,390
		4,945,537
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable @103	250,000	224,481

North Dakota (2.3%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	933,796

Ohio (2.3%):
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103	500,000	444,788
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable @100	225,000	202,913

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable @100	$250,000	$267,721
		915,422
Oregon (1.9%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/2052, Continuously Callable @102	500,000	467,442
Series A, 5.38%, 11/15/2055, Continuously Callable @102	100,000	90,242
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable @103	250,000	188,095
		745,779
Pennsylvania (3.8%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100	500,000	448,419
Chester County IDA Revenue, 6.00%, 10/15/52, Continuously Callable @100 (b)	500,000	501,628
Pennsylvania Economic Development Financing Authority Revenue AMT, 9.00%, 4/1/51, (Put Date 4/13/28) (b)(d)	500,000	569,240
		1,519,287
South Carolina (4.8%):
County of Richland SC Special Assessment, 3.63%, 11/1/31, Continuously Callable @103 (b)	290,000	237,148
Lancaster County Walnut Creek Improvement District Assessment Refunding Revenue, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,680,518
		1,917,666
Texas (4.1%):
City of Houston Texas Airport System Revenue AMT, Series C, 4.00%, 7/15/41, Continuously Callable @100	750,000	633,981
Texas Private Activity Bond Surface Transportation Corp. Revenue, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility AMT, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,009,682
		1,643,663
Utah (5.3%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/2041, Continuously Callable @103	250,000	195,362
Series A-1, 4.00%, 6/1/2052, Continuously Callable @103	250,000	173,499
Utah Charter School Finance Authority Revenue
2.75%, 4/15/2050, Continuously Callable @100	525,000	350,976
Series A, 5.63%, 6/15/2042, Continuously Callable @100 (b)	250,000	252,656
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,161,274
		2,133,767
Vermont (2.7%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	500,000	372,962
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	750,000	720,726
		1,093,688
West Virginia (2.6%):
The County Commission of Monongalia County, WV Special District Excise Tax Revenue, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100 (b)	1,000,000	1,033,841

Wisconsin (7.6%):
Public Finance Authority Revenue
4.00%, 4/1/2052, Continuously Callable @100 (b)	500,000	381,928
5.88%, 6/1/2052, Continuously Callable @100 (b)	250,000	244,001
Series A, 4.25%, 12/1/2051, Continuously Callable @100 (b)	500,000	413,848
Series A, 5.25%, 3/1/2055, Continuously Callable @100 (b)	500,000	430,012
Series A, 5.00%, 7/1/2055, Continuously Callable @100 (b)	500,000	440,236
Series A-1, 4.00%, 7/1/2051, Continuously Callable @100 (b)	500,000	383,725
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/2047, Continuously Callable @103	500,000	370,839
4.00%, 12/1/2051, Continuously Callable @100	500,000	355,045
		3,019,634
Total Municipal Bonds (Cost $44,711,368)		39,330,705

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory High Income Municipal Bond Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Total Investments (Cost $44,711,368) — 98.4%		$39,330,705
Other assets in excess of liabilities — 1.6%		646,224
NET ASSETS - 100.00%		$39,976,929

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $13,222,445 and amounted to 33.1% of net assets.
(c)	Zero-coupon bond.
(d)	Put Bond.

AMT—Alternative Minimum Tax
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	March 31, 2023
(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):
Men's Wearhouse, Inc.	51,299	$615,588
Total Common Stocks (Cost $192,371)		615,588

Warrants (0.0%)
Communication Services (0.0%):
Cineworld Group PLC (b)	377,856	—
Total Warrants (Cost $–)		—

Senior Secured Loans (84.4%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 7.70% (SOFR01M+300bps), 1/27/29 (c)	$20,126,288	18,667,132
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 9.56% (LIBOR03M+475bps), 4/20/28 (c)	17,334,127	17,577,324
Accelerated Health Systems LLC, Initial Term B Loans, First Lien, 8.83% (SOFR03M+425bps), 2/2/29 (c)	3,977,506	2,896,460
ACProducts, Inc., Initial Term Loans, First Lien, 8.98% (LIBOR03M+425bps), 5/17/28 (c)	22,500,307	17,798,643
Acrisure LLC, Term Loan B 2020, First Lien, 8.13% (LIBOR01M+350bps), 2/15/27 (c)	3,125,698	3,018,893
Air Canada, Term Loan, First Lien, 8.37% (LIBOR03M+350bps), 8/11/28 (c)	15,892,569	15,828,045
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 9.20% (LIBOR03M+425bps), 3/14/25 (c)	7,772,144	5,421,071
Air Methods Corp., Initial Term Loans, First Lien, 8.23% (LIBOR03M+350bps), 4/21/24 (c)	17,442,593	10,785,279
Albaugh LLC, Term Loan B, First Lien, 8.18% (SOFR01M+350bps), 12/21/24 (c)	13,566,252	13,379,716
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.31% (LIBOR03M+350bps), 10/8/27 (c)	6,718,287	6,647,946
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 8.13% (LIBOR01M+350bps), 8/17/28 (c)	14,074,736	14,004,362
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 8.19% (LIBOR01M+350bps), 5/4/25 (c)	5,314,800	5,039,122
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 8.25% (LIBOR03M+350bps), 3/23/25 (c)	5,167,114	4,899,096
Anchor Packaging LLC, Initial Term Loans, First Lien, 8.63% (LIBOR01M+400bps), 7/18/26 (c)	6,851,601	6,654,617
Apex Tool Group LLC, Initial Term Loan, First Lien, 9.99% (SOFR01M+525bps), 2/8/29 (c)	5,862,402	5,135,992
Avis Budget Car Rental LLC, Tranche C Term Loan, First Lien, 8.12% (SOFR01M+350bps), 3/16/29 (c)	2,977,500	2,968,210
AZZ, Inc., Initial Term Loan, First Lien, 8.87% (SOFR01M+425bps), 5/6/29 (c)	4,321,368	4,314,151
Bally's Corp., Term B Facility Loans, First Lien, 7.96% (LIBOR01M+325bps), 10/1/28 (c)	16,365,075	15,590,844
Bausch Health Cos., Inc., Term B, First Lien, 9.99% (SOFR01M+525bps), 1/27/27 (c)	15,450,949	11,440,655
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 9.07% (LIBOR03M+425bps), 6/21/24 (c)	5,563,293	5,175,031
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 13.90% (LIBOR03M+900bps), 5/15/26 (c)	3,000,000	900,000
Caesars Entertainment, Inc., 7.87% (SOFR01M+325bps), 1/26/30 (c)	10,800,000	10,730,988
Chariot Buyer LLC, Initial Term Loans, First Lien, 7.88% (LIBOR01M+325bps), 11/3/28 (c)	4,885,113	4,686,045
Chart Industries, Inc., 8.49% (SOFR01M+375bps), 12/8/29 (c)	1,250,000	1,245,313
Cinemark USA, Inc., Term Loan B, First Lien, 6.39% (LIBOR01M+175bps), 3/29/25 (c)	4,279,281	4,197,460
Cinemark USA, Inc., Term Loan B, First Lien, 6.58% (LIBOR03M+175bps), 3/29/25 (c)	1,678,820	1,646,721
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.23% (LIBOR01M+350bps), 8/21/26 (c)	28,251	26,250
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.33% (LIBOR03M+350bps), 8/21/26 (c)	10,905,003	10,132,602
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 8.89% (SOFR01M+418bps), 4/13/29 (c)	3,945,088	3,847,447
Commscope, Inc., 1st Lien Term Loan B2, 7.88% (LIBOR01M+325bps), 4/4/26 (c)	6,000,000	5,760,000
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 7.93% (LIBOR01M+325bps), 4/12/28 (c)	16,518,219	14,474,090
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 11.08% (SOFR03M+650bps), 2/14/27 (c)	16,362,500	9,408,437
CP Altas Buyer, Inc., Term B Loans, First Lien, 8.22% (SOFR01M+350bps), 11/23/27 (c)	15,744,243	13,916,809

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
CPM Holdings, Inc., Initial Term Loans, First Lien, 8.16% (LIBOR01M+350bps), 11/17/25 (c)	$2,879,982	$2,866,302
CSC Holdings LLC, 9.33% (SOFR01M+450bps), 1/18/28 (c)	6,000,000	5,541,000
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 8.58% (LIBOR03M+375bps), 3/31/26 (c)	19,164,544	17,636,172
Delek US Holdings, Inc., 11/19/29 (d)	8,000,000	7,782,480
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.56% (LIBOR03M+375bps), 10/20/27 (c)	16,066,015	16,626,398
Diamond Sports Group LLC, Term Loan, First Lien, 12.78% (SOFR03M+815bps), 5/25/26 (c)	1,448,737	1,355,930
Diamond Sports Group LLC, Term Loan, Second Lien, 8.03% (SOFR03M+340bps), 8/24/26 (c)(e)	19,801,150	1,023,125
Entercom Media Corp., New Term Loan, First Lien, 7.33% (LIBOR01M+250bps), 11/17/24 (c)	14,706,476	9,363,172
Envision Healthcare Corp., First Out Term Loan, First Lien, 12.46% (SOFR03M+788bps), 7/22/27 (c)	1,418,947	1,177,726
Envision Healthcare Corp., Third Out term Loans, First Lien, 8.33% (SOFR03M+375bps), 3/31/27 (c)	3,913,425	587,014
Eyemart Express LLC, Term B-1 Loan, First Lien, 7.94% (LIBOR03M+300bps), 8/5/27 (c)	10,501,343	9,293,688
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 8.62% (SOFR01M+400bps), 1/27/29 (c)	19,331,250	18,999,526
First Brands Group LLC, 2021 Term Loans, First Lien, 10.25% (SOFR06M+500bps), 3/24/27 (c)	4,393,656	4,213,780
Frontier Communications Corp., Refinancing Term Loans, First Lien, 8.50% (LIBOR03M+375bps), 10/8/27 (c)	5,264,547	4,985,947
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 7.13% (LIBOR01M+250bps), 3/31/27 (c)	10,818,526	10,739,334
Global Medical Response, Inc., 2020 Term Loan, First Lien, 9.20% (LIBOR03M+425bps), 10/2/25 (c)	8,799,674	6,130,469
Graham Packaging Co., Inc., New Term Loans, First Lien, 7.63% (LIBOR01M+300bps), 8/4/27 (c)	9,595,347	9,493,444
Great Outdoors Group LLC, Term B1, First Lien, 8.38% (LIBOR01M+375bps), 3/5/28 (c)	10,977,540	10,819,793
Hanesbrands, Inc., 8.47% (SOFR01M+375bps), 3/8/30 (c)	2,100,000	2,089,500
Harbor Purchaser, Inc., 9.87% (SOFR01M+525bps), 4/4/29 (c)	18,952,500	16,905,630
Hertz Corp., Initial Term B Loans, First Lien, 7.89% (LIBOR01M+325bps), 6/30/28 (c)	16,661,610	16,536,648
Hertz Corp., Initial Term C Loan, First Lien, 7.89% (LIBOR01M+325bps), 6/30/28 (c)	3,187,891	3,163,982
Holley Purchaser, Inc., Initial Term Loan, First Lien, 8.65% (LIBOR03M+375bps), 11/10/28 (c)	13,441,945	11,003,173
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.37% (SOFR03M+350bps), 2/9/29 (c)	14,907,519	13,344,913
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 7.88% (LIBOR01M+325bps), 5/1/26 (c)	6,189,535	5,468,083
iHeartCommunications, Inc., Term Loans, First Lien, 7.63% (LIBOR01M+300bps), 5/1/26 (c)	20,024,463	17,693,415
Ineos US Finance LLC, 8.16% (SOFR01M+350bps), 2/9/30 (c)	1,250,000	1,241,738
Innio North America Holding, Inc., Facility B USD, First Lien, 7.03% (LIBOR06M+275bps), 11/6/25 (c)	8,756,957	8,428,571
Intelsat Jackson Holdings SA, Term B loan, First Lien, 8.93% (SOFR03M+425bps), 2/1/29 (c)	18,856,418	18,620,713
Janus International Group LLC, Amendment No 3 Refinancing Term Loans, First Lien, 7.98% (LIBOR03M+325bps), 2/15/25 (c)	13,372,071	13,169,351
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 9.57% (LIBOR03M+475bps), 6/30/28 (c)	18,212,625	9,934,987
Knight Health Holdings LLC, 9.88% (LIBOR01M+525bps), 12/23/28 (c)	23,265,000	11,632,500
LBM Acquisition LLC, Initial Term Loan, First Lien, 8.38% (LIBOR01M+375bps), 12/17/27 (c)	19,282,905	18,110,890
Leslie's Poolmart, Inc., Term Loan B, First Lien, 7.23% (LIBOR03M+250bps), 3/9/28 (c)	3,987,164	3,922,372
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 9.38% (LIBOR01M+475bps), 12/15/24 (c)	3,682,191	3,672,985
Lifepoint Health, Inc., Term B Loans, First Lien, 8.58% (LIBOR03M+375bps), 11/16/25 (c)	6,231,875	5,925,142

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
LifeScan Global Corp., Initial Term Loan, First Lien, 10.75% (LIBOR03M+600bps), 10/1/24 (c)	$20,692,674	$15,450,599
LifeScan Global Corp., Initial Term Loan, Second Lien, 14.25% (LIBOR03M+950bps), 6/19/25 (c)	3,750,000	2,367,187
LSF11 A5 Holdco LLC, Term Loans, First Lien, 8.12% (SOFR01M+350bps), 10/15/28 (c)	8,076,676	7,819,273
Madison IAQ LLC, Initial Term Loans, First Lien, 8.30% (LIBOR06M+325bps), 6/16/28 (c)	12,137,767	11,530,878
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 9.70% (LIBOR03M+475bps), 7/30/28 (c)	9,484,817	8,842,220
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 9.99% (LIBOR06M+475bps), 7/30/28 (c)	6,986,353	6,513,028
MHI Holdings LLC, Initial Term Loans, First Lien, 9.63% (LIBOR01M+500bps), 9/20/26 (c)	5,492,580	5,482,309
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.21% (LIBOR03M+525bps), 6/20/27 (c)	14,837,719	15,377,516
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 9.64% (SOFR03M+500bps), 4/11/29 (c)	6,500,000	5,833,750
NorthRiver Midstream Finance LP, Initial Term Loan B, First Lien, 8.00% (LIBOR03M+325bps), 10/1/25 (c)	11,656,268	11,593,091
Oscar Acquisitionco LLC, 9.08% (SOFR03M+450bps), 4/29/29 (c)	7,979,950	7,674,078
Park River Holdings, Inc., Initial Term Loans, First Lien, 8.00% (LIBOR03M+325bps), 1/20/28 (c)	9,824,905	9,014,350
Peraton Corp., Term B Loans, First Lien, 8.38% (LIBOR01M+375bps), 2/1/28 (c)	5,100,798	5,026,429
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 7.83% (SOFR03M+325bps), 2/25/28 (c)	15,073,676	14,791,044
PetSmart, Inc., Initial Term Loans, First Lien, 8.37% (SOFR01M+375bps), 2/12/28 (c)	12,852,680	12,745,617
PG&E CORP., Term Loans, First Lien, 7.69% (LIBOR01M+300bps), 6/23/25 (c)	7,739,698	7,705,876
Radiology Partners, Inc., Term Loan New, First Lien, 8.88% (LIBOR01M+425bps), 7/9/25 (c)	15,451,802	12,404,861
Rand Parent LLC, 9.13% (SOFR03M+425bps), 2/9/30 (c)	3,000,000	2,813,430
Rising Tide Holdings, Inc., Initial Term Loan, First Lien, 9.70% (LIBOR03M+475bps), 6/1/28 (c)	10,956,462	6,491,704
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 12.75% (LIBOR03M+800bps), 2/15/26 (c)	4,000,000	1,026,680
Robertshaw U.S. Holding Corp., Term Loan B, First Lien, 8.25% (LIBOR03M+350bps), 2/28/25 (c)	6,304,836	3,656,805
Scientific Games International, Inc., Initial Term B Loans, First Lien, 7.86% (SOFR01M+300bps), 4/16/29 (c)	5,970,000	5,915,255
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 7.64% (LIBOR01M+300bps), 3/25/28 (c)	15,814,485	14,327,923
Sparta U.S. Holdco LLC, Initial Term Loan, First Lien, 7.92% (LIBOR01M+325bps), 4/30/28 (c)	3,960,000	3,910,500
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 8.13% (LIBOR01M+350bps), 6/4/28 (c)	12,232,566	11,789,136
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 6.89% (LIBOR01M+225bps), 2/8/27 (c)	8,222,559	8,144,034
Surgery Center Holdings, Inc., 2021 New Term Loans, First Lien, 8.46% (LIBOR01M+375bps), 8/31/26 (c)	9,647,237	9,577,102
SWF Holdings Corp. I, Initial Term Loans, First Lien, 8.75% (LIBOR01M+400bps), 10/6/28 (c)	18,053,313	15,134,634
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien, 13.78% (SOFR03M+900bps), 5/28/27 (c)	3,000,000	2,545,320
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 9.87% (SOFR01M+525bps), 2/17/27 (c)	16,266,930	11,102,180
Televisaunivision, 7.88% (LIBOR01M+325bps), 1/31/29 (c)	5,443,788	5,331,537
The Michaels Cos., Inc., Term B Loans, First Lien, 8.98% (LIBOR03M+425bps), 4/15/28 (c)	15,201,180	13,917,744
TIBCO Software Inc., Dollar Term B Loan, First Lien, 9.08% (SOFR03M+450bps), 3/20/29 (c)	9,250,000	8,386,698
Titan Acquisition Ltd., Initial Term Loan, First Lien, 8.15% (LIBOR06M+300bps), 3/28/25 (c)	5,103,125	4,824,597
TransDigm, Inc., 7.82% (SOFR01M+325bps), 8/24/28 (c)	2,349,482	2,340,671
Traverse Midstream Partners LLC, Advance, First Lien, 8.63% (SOFR03M+375bps), 9/27/24 (c)	12,561,234	12,330,987
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 8.73% (LIBOR03M+400bps), 9/17/28 (c)	9,417,148	9,081,709

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 9.69% (LIBOR01M+500bps), 7/26/26 (c)	$19,540,275	$13,140,835
Uber Technologies, Inc., 7.87% (SOFR03M+275bps), 3/3/30 (c)	10,972,500	10,941,667
United Airlines, Inc., Class B Term Loans, First Lien, 8.57% (LIBOR03M+375bps), 4/21/28 (c)	7,684,923	7,617,680
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 7.88% (LIBOR01M+325bps), 3/24/26 (c)	7,150,299	7,104,608
Upstream Rehabilitation, August 2021 Incremental TL, First Lien, 9.09% (SOFR03M+425bps), 11/20/26 (c)	4,919,988	3,858,107
Verscend Holding Corp., New Term Loan B-1 Facility, First Lien, 8.63% (LIBOR01M+400bps), 8/27/25 (c)	3,746,225	3,737,646
WestJet Airlines Ltd., Initial Term Loan, First Lien, 7.76% (SOFR01M+300bps), 12/11/26 (c)	20,579,159	19,678,821
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien, 8.37% (SOFR01M+375bps), 10/19/27 (c)	11,252,488	11,108,344
Whitewater Whistler Holdings, 8.01% (SOFR01M+325bps), 1/25/30 (c)	5,500,000	5,472,500
WireCo WorldGroup, Inc., Initial Term Loan, First Lien, 9.06% (LIBOR01M+425bps), 11/13/28 (c)	9,178,934	9,052,724
WP CPP Holdings LLC, Term Loans, First Lien, 8.58% (LIBOR03M+375bps), 4/30/25 (c)	9,694,107	8,800,116
WP CPP Holdings LLC, Term Loans, First Lien, 8.39% (LIBOR01M+375bps), 4/30/25 (c)	24,231	21,996
Total Senior Secured Loans (Cost $1,127,637,917)		1,001,070,440

Corporate Bonds (11.9%)
Communication Services (1.9%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 5/8/23 @ 103.25(f)	3,000,000	200,950
CSC Holdings LLC
5.25%, 6/1/24	2,000,000	1,930,177
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (f)	1,250,000	632,179
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 5/22/23 @ 103.38(f)	8,247,000	6,308,932
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/8/23 @ 102.09	5,000,000	3,633,873
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(f)	6,850,000	5,447,145
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5	5,000,000	4,324,844
		22,478,100
Consumer Discretionary (4.4%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @ 102.69(f)	6,000,000	5,571,867
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(f)	7,050,000	7,193,974
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(f)	5,000,000	4,339,532
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100	4,500,000	4,347,489
Goodyear Tire Rubber Co. The, 5.25%, 7/15/31, Callable 4/15/31 @ 100	3,000,000	2,581,311
Life Time, Inc., 5.75%, 1/15/26, Callable 5/22/23 @ 102.88(f)	2,000,000	1,943,637
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	4,000,000	3,875,912
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 9/1/31, Callable 9/1/26 @ 102.98(f)	8,500,000	6,108,056
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(f)	1,500,000	1,509,323
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(f)	5,200,000	4,303,982
The Michaels Cos., Inc., 7.88%, 5/1/29, Callable 5/1/24 @ 103.94(f)	2,695,000	1,885,878
Wynn Resorts Finance LLC, 7.13%, 2/15/31, Callable 11/15/30 @ 100(f)	8,500,000	8,620,210
		52,281,171
Energy (2.3%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(f)	2,334,000	2,198,174
Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100	4,000,000	3,389,216
Callon Petroleum Co.
8.00%, 8/1/28, Callable 8/1/24 @ 104 (f)	4,500,000	4,459,228
7.50%, 6/15/30, Callable 6/15/25 @ 103.75 (f)	3,500,000	3,288,141
Comstock Resources, Inc.
6.75%, 3/1/29, Callable 3/1/24 @ 103.38 (f)	2,180,000	1,984,792
5.88%, 1/15/30, Callable 1/15/25 @ 102.94 (f)	6,500,000	5,604,684
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 5/22/23 @ 103	6,258,000	6,017,114
		26,941,349

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2023
(Unaudited)

Security Description	Principal Amount	Value
Financials (0.6%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(f)	$4,000,000	$3,538,487
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(f)	2,000,000	1,311,967
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(f)	3,000,000	2,780,336
		7,630,790
Health Care (1.2%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/22/23 @ 100(f)	14,250,000	891,585
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(f)	4,500,000	2,711,288
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(f)	2,450,000	1,497,869
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 5/22/23 @ 104.63(f)	3,200,000	1,768,327
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 5/22/23 @ 102.44(f)	2,000,000	1,616,633
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 5/8/23 @ 100(f)	8,383,000	5,036,638
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 5/22/23 @ 105.31(f)	1,120,000	299,215
		13,821,555
Industrials (1.1%):
American Airlines, Inc., 11.75%, 7/15/25(f)	5,320,000	5,811,890
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(f)	1,250,000	1,291,523
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(f)	3,650,000	3,430,648
Uber Technologies, Inc., 8.00%, 11/1/26, Callable 5/22/23 @ 104(f)	650,000	666,298
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(f)	2,950,000	2,568,821
		13,769,180
Technology (0.2%):
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25(f)	3,000,000	2,619,478

Utilities (0.2%):
Calpine Corp., 5.13%, 3/15/28, Callable 5/22/23 @ 102.56(f)	2,500,000	2,289,593
Total Corporate Bonds (Cost $172,651,897)		141,831,216

Yankee Dollars (1.2%)
Communication Services (0.2%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(f)	4,350,000	2,281,638

Health Care (0.3%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/1/24 @ 103.06(f)	4,800,000	3,109,999

Industrials (0.5%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 5/23/23 @ 101.97(f)	6,000,000	6,083,893

Materials (0.2%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(f)	1,500,000	1,458,021
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56(f)	1,335,000	795,755
		2,253,776
Total Yankee Dollars (Cost $15,188,326)		13,729,306

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Floating Rate Fund	March 31, 2023
(Unaudited)

Total Investments (Cost $1,315,670,511) — 97.5%	1,157,246,550
Other assets in excess of liabilities — 2.5%	29,090,857
NET ASSETS - 100.00%	$1,186,337,407

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(d)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(e)	Currently the issuer is in default with respect to interest and/or principal payments.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2023, the fair value of these securities was $125,460,586 and amounted to 10.6% of net assets.

bps—Basis points
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
SOFR01M—1 Month SOFR, rate disclosed as of March 31, 2023.
SOFR03M—3 Month SOFR, rate disclosed as of March 31, 2023.
SOFR06M—6 Month SOFR, rate disclosed as of March 31, 2023.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)
Communication Services (1.0%):
Live Nation Entertainment, Inc.(a)	2,460,000	$172,200

Consumer Discretionary (11.3%):
Aptiv PLC(a)	2,375,000	266,451
BorgWarner, Inc.	6,235,000	306,201
Darden Restaurants, Inc.	1,235,000	191,623
Hilton Worldwide Holdings, Inc.	1,205,000	169,748
Newell Brands, Inc.	10,241,000	127,398
Ralph Lauren Corp.	1,290,000	150,504
Ross Stores, Inc.	2,915,000	309,369
Tapestry, Inc.	3,500,000	150,885
Yum! Brands, Inc.	2,300,000	303,784
		1,975,963
Consumer Staples (3.4%):
Sysco Corp.	4,330,000	334,406
Tyson Foods, Inc., Class A	4,220,000	250,330
		584,736
Energy (2.5%):
Coterra Energy, Inc.	9,425,000	231,289
Devon Energy Corp.	4,080,000	206,489
		437,778
Financials (12.8%):
American Financial Group, Inc.	2,120,000	257,580
Everest Re Group Ltd.	785,000	281,046
Huntington Bancshares, Inc.	7,450,000	83,440
Old Republic International Corp.	10,325,000	257,815
Prosperity Bancshares, Inc.	3,555,000	218,704
T Rowe Price Group, Inc.	1,855,000	209,430
The Allstate Corp.	1,403,000	155,466
The Bank of New York Mellon Corp.	5,775,000	262,416
The Progressive Corp.	1,980,000	283,259
W.R. Berkley Corp.	2,405,000	149,735
Zions Bancorp NA	2,560,000	76,621
		2,235,512
Health Care (7.3%):
Hologic, Inc.(a)	3,490,000	281,643
Molina Healthcare, Inc.(a)	530,000	141,770
Quest Diagnostics, Inc.	2,025,000	286,497
The Cooper Cos., Inc.	845,000	315,489
Zimmer Biomet Holdings, Inc.	1,960,000	253,232
		1,278,631
Industrials (20.3%):
AGCO Corp.	1,628,400	220,160
Alaska Air Group, Inc.(a)	5,420,000	227,423
Carrier Global Corp.	3,725,000	170,419
Hubbell, Inc.	715,000	173,967
J.B. Hunt Transport Services, Inc.	1,075,000	188,620
Landstar System, Inc.	1,040,000	186,430
Leidos Holdings, Inc.	2,755,000	253,625
Lincoln Electric Holdings, Inc.	1,040,000	175,864
ManpowerGroup, Inc.	2,040,000	168,361
Oshkosh Corp.	2,095,000	174,262
Owens Corning	2,010,000	192,558
Parker-Hannifin Corp.	492,500	165,534
Republic Services, Inc.	1,410,000	190,660
Textron, Inc.	4,446,300	314,042
The Middleby Corp.(a)	1,900,000	278,559
The Toro Co.	2,270,000	252,333
Xylem, Inc.	2,025,000	212,018
		3,544,835
Information Technology (15.0%):
Amphenol Corp., Class A	3,300,000	269,676

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
DXC Technology Co.(a)	6,020,000	$153,871
Flex Ltd.(a)	10,950,000	251,960
Genpact Ltd.	6,038,900	279,118
Global Payments, Inc.	2,230,000	234,685
Hewlett Packard Enterprise Co.	10,760,000	171,407
Maximus, Inc.(b)	3,680,000	289,616
MKS Instruments, Inc.	2,650,000	234,843
Motorola Solutions, Inc.	700,000	200,291
Skyworks Solutions, Inc.	2,390,000	281,972
Western Digital Corp.(a)	6,493,200	244,599
		2,612,038
Materials (10.4%):
AptarGroup, Inc.	2,100,000	248,199
Avery Dennison Corp.	1,400,000	250,502
Crown Holdings, Inc.	2,760,000	228,280
Franco-Nevada Corp.	1,675,000	244,215
Packaging Corp. of America	1,860,000	258,224
Reliance Steel & Aluminum Co.	680,000	174,583
RPM International, Inc.	1,782,500	155,505
Westlake Corp.	2,150,000	249,357
		1,808,865
Real Estate (8.2%):
Alexandria Real Estate Equities, Inc.	2,225,000	279,438
American Homes 4 Rent, Class A	4,730,000	148,759
Camden Property Trust	1,910,000	200,244
Equity LifeStyle Properties, Inc.	3,530,000	236,969
Lamar Advertising Co., Class A	3,000,000	299,670
National Retail Properties, Inc.	5,775,000	254,966
		1,420,046
Utilities (3.2%):
Alliant Energy Corp.	5,197,800	277,562
Xcel Energy, Inc.	4,120,000	277,853
		555,415
Total Common Stocks (Cost $14,004,883)		16,626,019

Exchange-Traded Funds (1.2%)
iShares Russell Mid-Cap Value ETF	2,000,000	212,400
Total Exchange-Traded Funds (Cost $159,738)		212,400

Total Investments (Cost $14,164,621) — 96.6%		16,838,419
Other assets in excess of liabilities — 3.4%		590,956
NET ASSETS - 100.00%		$17,429,375

(a)	Non-income producing security.
(b)	Affiliated security.

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Established Value Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Affiliated Holdings

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/2023	Dividend Income
Maximus, Inc.	$218,785	$19,582	$(12,330)	$(688)	$—	$64,267	$289,616	$3,125

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.3%)
Communication Services (0.7%):
The E.W. Scripps Co., Class A(a)(b)	5,375,000	$50,579

Consumer Discretionary (9.1%):
Choice Hotels International, Inc.	528,000	61,876
Columbia Sportswear Co.	1,105,500	99,760
Foot Locker, Inc.	1,125,000	44,651
Helen of Troy Ltd.(a)	322,000	30,645
LCI Industries	365,000	40,103
Mattel, Inc.(a)	4,952,200	91,170
Murphy USA, Inc.	174,100	44,927
Signet Jewelers Ltd.	1,078,100	83,855
Texas Roadhouse, Inc.	492,800	53,252
Visteon Corp.(a)	484,100	75,921
		626,160
Consumer Staples (5.0%):
Casey's General Stores, Inc.	339,000	73,380
Central Garden & Pet Co., Class A, Class A(a)(b)	2,200,000	85,954
Ingredion, Inc.	880,000	89,522
Lancaster Colony Corp.	160,000	32,461
Performance Food Group Co.(a)	1,080,000	65,167
		346,484
Energy (3.0%):
Delek U.S. Holdings, Inc.	1,978,200	45,400
Magnolia Oil & Gas Corp., Class A	3,400,000	74,392
PDC Energy, Inc.	1,375,000	88,247
		208,039
Financials (14.8%):
AMERISAFE, Inc.(b)	1,020,000	49,929
Bank of Hawaii Corp.	1,391,000	72,443
Cohen & Steers, Inc.	925,000	59,163
Eagle Bancorp, Inc.	890,000	29,788
First American Financial Corp.	1,130,000	62,896
Independent Bank Corp.	1,365,000	89,571
Lakeland Financial Corp.	682,200	42,733
Primerica, Inc.	315,000	54,256
Renasant Corp.	994,200	30,403
Ryan Specialty Holdings, Inc.(a)	1,161,900	46,755
Safety Insurance Group, Inc.	680,000	50,673
Selective Insurance Group, Inc.	725,000	69,114
SouthState Corp.	1,385,000	98,695
Stewart Information Services Corp.	980,000	39,543
The Hanover Insurance Group, Inc.	530,000	68,105
UMB Financial Corp.	1,180,000	68,110
Wintrust Financial Corp.	1,158,600	84,520
		1,016,697
Health Care (5.3%):
AngioDynamics, Inc.(a)(b)	2,915,400	30,145
Charles River Laboratories International, Inc.(a)	271,000	54,693
Chemed Corp.	154,000	82,814
ICU Medical, Inc.(a)	443,700	73,193
Integer Holdings Corp.(a)	905,000	70,138
Integra LifeSciences Holdings Corp.(a)	920,000	52,817
		363,800
Industrials (23.4%):
ABM Industries, Inc.	1,550,000	69,657
Alamo Group, Inc.	410,000	75,506
Applied Industrial Technologies, Inc.	320,000	45,482
Astec Industries, Inc.(b)	1,360,000	56,100
CBIZ, Inc.(a)	1,055,000	52,212
Columbus McKinnon Corp.	850,000	31,586
Core & Main, Inc., Class A(a)	3,220,000	74,382
Crane Holdings Co.	495,000	56,182

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
EMCOR Group, Inc.	270,000	$43,899
Forward Air Corp.	417,000	44,936
Gibraltar Industries, Inc.(a)	1,030,000	49,955
Hayward Holdings, Inc.(a)	2,475,000	29,007
Hexcel Corp.	1,211,300	82,671
Hillenbrand, Inc.	1,505,000	71,533
Hub Group, Inc., Class A(a)	795,000	66,732
ICF International, Inc.	625,000	68,562
Kennametal, Inc.	2,181,500	60,166
Marten Transport Ltd.	3,183,000	66,684
McGrath RentCorp.	595,000	55,519
Mercury Systems, Inc.(a)	1,155,000	59,044
Mueller Industries, Inc.	720,000	52,906
MYR Group, Inc.(a)	365,000	45,994
NEXTracker, Inc., Class A(a)	416,500	15,102
UFP Industries, Inc.	985,000	78,278
UniFirst Corp.	291,200	51,318
Viad Corp.(a)(b)	1,306,900	27,236
Watts Water Technologies, Inc., Class A	435,000	73,219
Werner Enterprises, Inc.	2,210,000	100,533
		1,604,401
Information Technology (13.5%):
Advanced Energy Industries, Inc.	920,000	90,160
Belden, Inc.	440,000	38,179
Ciena Corp.(a)	1,375,000	72,215
Cohu, Inc.(a)(b)	2,405,000	92,328
Fabrinet(a)	520,000	61,755
Kulicke & Soffa Industries, Inc.	1,629,200	85,843
Littelfuse, Inc.	390,000	104,555
Maximus, Inc.	1,090,000	85,783
NETGEAR, Inc.(a)(b)	1,926,500	35,660
Perficient, Inc.(a)	589,800	42,578
Plexus Corp.(a)	350,000	34,149
Rogers Corp.(a)	380,000	62,103
ScanSource, Inc.(a)(b)	1,330,000	40,485
Verint Systems, Inc.(a)	2,235,000	83,231
		929,024
Materials (10.6%):
AdvanSix, Inc.	335,744	12,849
Eagle Materials, Inc.	545,000	79,979
Ingevity Corp.(a)	660,000	47,203
Innospec, Inc.	805,000	82,649
Kaiser Aluminum Corp.(b)	938,400	70,033
Minerals Technologies, Inc.	1,142,700	69,042
Silgan Holdings, Inc.	1,435,000	77,016
Sonoco Products Co.	1,625,000	99,125
Summit Materials, Inc., Class A(a)	2,075,000	59,117
TriMas Corp.(b)	2,364,900	65,886
Worthington Industries, Inc.	960,000	62,064
		724,963
Real Estate (6.2%):
Apple Hospitality REIT, Inc.	3,165,000	49,121
Colliers International Group, Inc.	445,000	46,970
Corporate Office Properties Trust	2,675,000	63,424
Cushman & Wakefield PLC(a)	3,145,000	33,148
First Industrial Realty Trust, Inc.	1,095,100	58,259
Four Corners Property Trust, Inc.	3,125,000	83,938
Rayonier, Inc.	2,735,000	90,966
		425,826
Utilities (3.7%):
ALLETE, Inc.	758,600	48,831
IDACORP, Inc.	470,000	50,915
MGE Energy, Inc.	515,000	40,000
NorthWestern Corp.	1,145,000	66,250

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory Sycamore Small Company Opportunity Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ONE Gas, Inc.	560,000	$44,369
		250,365
Total Common Stocks (Cost $5,676,368)		6,546,338

Exchange-Traded Funds (1.7%)
iShares Russell 2000 Value ETF (c)	850,000	116,467
Total Exchange-Traded Funds (Cost $117,210)		116,467

Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (d)	2,505,323	2,506
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (d)	2,505,323	2,505
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (d)	2,505,323	2,505
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (d)	2,505,323	2,505
Total Collateral for Securities Loaned (Cost $10,021)		10,021

Total Investments (Cost $5,803,599) — 97.1%		6,672,826
Other assets in excess of liabilities — 2.9%		200,111
NET ASSETS - 100.00%		$6,872,937

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Affiliated security.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on March 31, 2023.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Affiliated Holdings

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/2023	Dividend Income
AMERISAFE, Inc.	$51,230	$1,692	$—	$—	$—	$(2,993)	$49,929	$5,016
AngioDynamics, Inc.	40,345	15,609	(2,239)	(2,570)	—	(21,000)	30,145	—
Astec Industries, Inc.	43,431	11,905	—	—	—	764	56,100	464
Central Garden & Pet Co., Class A	36,193	49,198	—	—	—	563	85,954	—
Cohu, Inc.	57,479	11,605	—	—	—	23,244	92,328	—
Kaiser Aluminum Corp.	56,945	27,582	(12,143)	(4,082)	—	1,731	70,033	2,180
NETGEAR, Inc.	39,262	—	(4,991)	(2,571)	—	3,960	35,660	—
ScanSource, Inc.	43,596	633	(2,874)	17	—	(887)	40,485	—
The E.W. Scripps Co.	49,232	20,102	—	—	—	(18,755)	50,579	—
TriMas Corp.	61,887	3,759	—	—	—	240	65,886	281
Viad Corp.	48,891	884	(14,419)	(10,492)	—	2,372	27,236	—
	$528,491	$142,969	$(36,666)	$(19,698)	$—	$(10,761)	$604,335	$7,941

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.1%)
Communication Services (7.3%):
Alphabet, Inc., Class C(a)	105,060	$10,926
The Walt Disney Co.(a)	23,546	2,358
T-Mobile U.S., Inc.(a)	10,900	1,579
World Wrestling Entertainment, Inc., Class A	43,785	3,996
		18,859
Communications Equipment (2.3%):
Arista Networks, Inc. (a)	14,985	2,515
Cisco Systems, Inc.	30,255	1,582
Clearfield, Inc. (a)	40,263	1,875
		5,972
Consumer Discretionary (8.6%):
Amazon.com, Inc.(a)	36,192	3,738
AutoZone, Inc.(a)	578	1,421
Booking Holdings, Inc.(a)	593	1,573
Brunswick Corp.	28,373	2,327
Chipotle Mexican Grill, Inc.(a)	1,694	2,894
Lowe's Cos., Inc.	7,063	1,412
McDonald's Corp.	5,090	1,423
O'Reilly Automotive, Inc.(a)	1,678	1,425
Tesla, Inc.(a)	7,861	1,631
Texas Roadhouse, Inc.	25,884	2,797
Ulta Beauty, Inc.(a)	3,024	1,650
		22,291
Consumer Staples (8.6%):
BJ's Wholesale Club Holdings, Inc.(a)	35,509	2,701
Casey's General Stores, Inc.	11,605	2,512
Darling Ingredients, Inc.(a)	57,679	3,368
PepsiCo, Inc.	24,606	4,486
Performance Food Group Co.(a)	30,456	1,838
Philip Morris International, Inc.	35,949	3,496
Walmart, Inc.	25,905	3,820
		22,221
Electronic Equipment, Instruments & Components (2.9%):
Fabrinet (a)	27,346	3,248
Jabil, Inc.	49,740	4,385
		7,633
Energy (6.6%):
Chevron Corp.	24,547	4,005
Diamondback Energy, Inc.	16,751	2,264
EOG Resources, Inc.	14,090	1,615
Halliburton Co.	88,741	2,808
Magnolia Oil & Gas Corp., Class A	103,536	2,265
Matador Resources Co.	30,115	1,435
Schlumberger NV	53,372	2,621
		17,013
Financials (12.3%):
Ameriprise Financial, Inc.	11,433	3,504
Axos Financial, Inc.(a)	55,139	2,036
Bank of America Corp.	42,341	1,211
Chubb Ltd.	7,407	1,438
Globe Life, Inc.	21,762	2,394
Interactive Brokers Group, Inc.	20,221	1,669
JPMorgan Chase & Co.	16,478	2,147
Kinsale Capital Group, Inc.	12,006	3,604
LPL Financial Holdings, Inc.	15,490	3,135
Morgan Stanley	26,805	2,354
NMI Holdings, Inc., Class A(a)	112,290	2,507
The Bancorp, Inc.(a)	87,540	2,438
The Hartford Financial Services Group, Inc.	48,208	3,360
		31,797

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (11.4%):
Agilent Technologies, Inc.	11,278	$1,560
AmerisourceBergen Corp.	10,040	1,608
Elevance Health, Inc.	5,914	2,719
Eli Lilly & Co.	12,163	4,177
Lantheus Holdings, Inc.(a)	20,400	1,684
Merck & Co., Inc.	15,378	1,636
Novo Nordisk A/S, ADR	8,812	1,402
Stryker Corp.	12,596	3,596
The Cigna Group	9,196	2,350
The Ensign Group, Inc.	27,830	2,659
Thermo Fisher Scientific, Inc.	4,137	2,384
UnitedHealth Group, Inc.	8,089	3,823
		29,598
Industrials (9.1%):
AGCO Corp.	20,010	2,705
Clean Harbors, Inc.(a)	19,118	2,726
Comfort Systems USA, Inc.	10,809	1,578
GXO Logistics, Inc.(a)	62,319	3,145
Lockheed Martin Corp.	2,837	1,341
Marten Transport Ltd.	57,392	1,202
Old Dominion Freight Line, Inc.	5,319	1,813
Raytheon Technologies Corp.	12,493	1,223
UFP Industries, Inc.	31,210	2,480
United Rentals, Inc.	3,843	1,521
WESCO International, Inc.	24,864	3,843
		23,577
IT Services (3.5%):
Fiserv, Inc. (a)	13,545	1,531
Verra Mobility Corp. (a)	149,172	2,524
Visa, Inc., Class A	22,309	5,030
		9,085
Materials (2.4%):
Graphic Packaging Holding Co.	102,136	2,603
Livent Corp.(a)	72,674	1,579
Summit Materials, Inc., Class A(a)	67,990	1,937
		6,119
Real Estate (1.7%):
Simon Property Group, Inc.	17,415	1,950
VICI Properties, Inc.	74,871	2,442
		4,392
Semiconductors & Semiconductor Equipment (8.2%):
Advanced Micro Devices, Inc. (a)	29,608	2,902
Applied Materials, Inc.	11,341	1,393
Broadcom, Inc.	8,711	5,588
Microchip Technology, Inc.	48,682	4,079
NVIDIA Corp.	15,706	4,363
ON Semiconductor Corp. (a)	33,995	2,798
		21,123
Software (7.6%):
Box, Inc., Class A (a)	46,126	1,236
Cadence Design Systems, Inc. (a)	18,303	3,845
Fortinet, Inc. (a)	40,908	2,719
Microsoft Corp.	35,798	10,320
Salesforce, Inc. (a)	8,355	1,669
		19,789
Technology Hardware, Storage & Peripherals (4.6%):
Apple, Inc.	72,243	11,913

Total Common Stocks (Cost $192,748)		251,382

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (2.0%)
SPDR S&P 500 ETF Trust	12,796	$5,238
Total Exchange-Traded Funds (Cost $4,605)		5,238

Total Investments (Cost $197,353) — 99.1%		256,620
Other assets in excess of liabilities — 0.9%		2,379
NET ASSETS - 100.00%		$258,999

(a)	Non-income producing security.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Communication Services (7.3%):
Alphabet, Inc., Class C(a)	15,755	$1,639
The Walt Disney Co.(a)	3,488	349
T-Mobile U.S., Inc.(a)	1,615	234
World Wrestling Entertainment, Inc., Class A	6,492	592
		2,814
Communications Equipment (2.3%):
Arista Networks, Inc. (a)	2,236	375
Cisco Systems, Inc.	4,537	237
Clearfield, Inc. (a)	6,023	281
		893
Consumer Discretionary (8.7%):
Amazon.com, Inc.(a)	5,402	558
AutoZone, Inc.(a)	87	214
Booking Holdings, Inc.(a)	88	234
Brunswick Corp.	4,285	351
Chipotle Mexican Grill, Inc.(a)	253	432
Lowe's Cos., Inc.	1,045	209
McDonald's Corp.	754	211
O'Reilly Automotive, Inc.(a)	249	211
Tesla, Inc.(a)	1,175	244
Texas Roadhouse, Inc.	3,837	415
Ulta Beauty, Inc.(a)	453	247
		3,326
Consumer Staples (8.6%):
BJ's Wholesale Club Holdings, Inc.(a)	5,227	398
Casey's General Stores, Inc.	1,735	375
Darling Ingredients, Inc.(a)	8,509	497
PepsiCo, Inc.	3,645	664
Performance Food Group Co.(a)	4,544	274
Philip Morris International, Inc.	5,312	517
Walmart, Inc.	3,858	569
		3,294
Electronic Equipment, Instruments & Components (2.9%):
Fabrinet (a)	4,044	480
Jabil, Inc.	7,381	651
		1,131
Energy (6.5%):
Chevron Corp.	3,638	594
Diamondback Energy, Inc.	2,482	335
EOG Resources, Inc.	2,089	239
Halliburton Co.	13,112	415
Magnolia Oil & Gas Corp., Class A	15,284	334
Matador Resources Co.	4,463	213
Schlumberger NV	7,877	387
		2,517
Financials (12.3%):
Ameriprise Financial, Inc.	1,693	519
Axos Financial, Inc.(a)	8,246	304
Bank of America Corp.	6,249	179
Chubb Ltd.	1,098	213
Globe Life, Inc.	3,230	355
Interactive Brokers Group, Inc.	3,026	250
JPMorgan Chase & Co.	2,428	316
Kinsale Capital Group, Inc.	1,791	538
LPL Financial Holdings, Inc.	2,294	464
Morgan Stanley	3,952	347
NMI Holdings, Inc., Class A(a)	16,688	373
The Bancorp, Inc.(a)	12,929	360
The Hartford Financial Services Group, Inc.	7,216	503
		4,721

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (11.5%):
Agilent Technologies, Inc.	1,686	$233
AmerisourceBergen Corp.	1,489	238
Elevance Health, Inc.	882	406
Eli Lilly & Co.	1,812	622
Lantheus Holdings, Inc.(a)	3,051	252
Merck & Co., Inc.	2,280	243
Novo Nordisk A/S, ADR	1,320	210
Stryker Corp.	1,881	537
The Cigna Group	1,371	350
The Ensign Group, Inc.	4,123	394
Thermo Fisher Scientific, Inc.	612	353
UnitedHealth Group, Inc.	1,206	570
		4,408
Industrials (9.1%):
AGCO Corp.	2,962	400
Clean Harbors, Inc.(a)	2,855	407
Comfort Systems USA, Inc.	1,613	235
GXO Logistics, Inc.(a)	9,213	465
Lockheed Martin Corp.	424	200
Marten Transport Ltd.	8,529	179
Old Dominion Freight Line, Inc.	785	268
Raytheon Technologies Corp.	1,855	182
UFP Industries, Inc.	4,563	363
United Rentals, Inc.	573	227
WESCO International, Inc.	3,710	573
		3,499
IT Services (3.5%):
Fiserv, Inc. (a)	2,025	229
Verra Mobility Corp. (a)	21,951	372
Visa, Inc., Class A	3,315	747
		1,348
Materials (2.3%):
Graphic Packaging Holding Co.	15,100	385
Livent Corp.(a)	10,843	235
Summit Materials, Inc., Class A(a)	9,601	274
		894
Real Estate (1.7%):
Simon Property Group, Inc.	2,558	287
VICI Properties, Inc.	11,195	365
		652
Semiconductors & Semiconductor Equipment (8.1%):
Advanced Micro Devices, Inc. (a)	4,426	434
Applied Materials, Inc.	1,698	209
Broadcom, Inc.	1,276	819
Microchip Technology, Inc.	7,164	600
NVIDIA Corp.	2,312	642
ON Semiconductor Corp. (a)	5,019	413
		3,117
Software (7.6%):
Box, Inc., Class A (a)	6,894	185
Cadence Design Systems, Inc. (a)	2,720	571
Fortinet, Inc. (a)	6,117	407
Microsoft Corp.	5,301	1,528
Salesforce, Inc. (a)	1,248	249
		2,940
Technology Hardware, Storage & Peripherals (4.6%):
Apple, Inc.	10,779	1,777

Total Common Stocks (Cost $28,890)		37,331

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (2.0%)
SPDR S&P 500 ETF Trust	1,867	$764
Total Exchange-Traded Funds (Cost $732)		764

Total Investments (Cost $29,622) — 99.0%		38,095
Other assets in excess of liabilities — 1.0%		383
NET ASSETS - 100.00%		$38,478

(a)	Non-income producing security.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

Victory Portfolios Victory THB US Small Opportunities Fund	Schedule of Portfolio Investments March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Consumer Discretionary (16.1%):
Bassett Furniture Industries, Inc.	38,050	$677
BJ's Restaurants, Inc.(a)	26,694	778
Century Communities, Inc.	15,640	1,000
Chuy's Holdings, Inc.(a)	23,354	837
GoPro, Inc., Class A(a)	87,340	439
Holley, Inc.(a)	68,420	188
Johnson Outdoors, Inc., Class A	24,060	1,516
Latham Group, Inc.(a)	210,240	601
Lazydays Holdings, Inc.(a)	56,590	660
M/I Homes, Inc.(a)	16,505	1,041
MasterCraft Boat Holdings, Inc.(a)	25,980	791
Movado Group, Inc.	32,950	948
Overstock.com, Inc.(a)	31,940	647
Ruth's Hospitality Group, Inc.	63,650	1,045
Sleep Number Corp.(a)	4,980	152
Universal Technical Institute, Inc.(a)	154,080	1,137
		12,457
Consumer Staples (2.2%):
SunOpta, Inc.(a)	24,840	191
The Beauty Health Co.(a)	56,530	714
Vital Farms, Inc.(a)	51,250	784
		1,689
Energy (8.7%):
Clean Energy Fuels Corp.(a)	169,990	741
Expro Group Holdings NV(a)	58,416	1,073
Natural Gas Services Group, Inc.(a)	31,078	320
Profire Energy, Inc.	163,200	202
RPC, Inc.	222,980	1,715
Select Energy Services, Inc., Class A	94,210	656
Solaris Oilfield Infrastructure, Inc., Class A	66,420	567
TETRA Technologies, Inc.(a)	538,950	1,428
		6,702
Financials (5.6%):
BayCom Corp.	34,216	584
Brightsphere Investment Group, Inc.	48,580	1,146
First Busey Corp.	58,821	1,197
Heritage Financial Corp.	10,095	216
Horace Mann Educators Corp.	8,410	282
James River Group Holdings Ltd.	19,100	394
The First Bancshares, Inc.	19,757	510
		4,329
Health Care (19.2%):
Addus HomeCare Corp.(a)	9,611	1,026
Apollo Medical Holdings, Inc.(a)	22,050	804
Artivion, Inc.(a)	31,965	419
Atrion Corp.	1,144	718
Avanos Medical, Inc.(a)	27,680	823
BioLife Solutions, Inc.(a)	48,264	1,050
Catalyst Pharmaceuticals, Inc.(a)	40,330	669
CryoPort, Inc.(a)	27,770	667
Dynavax Technologies Corp.(a)	43,700	429
Figs, Inc., Class A(a)	112,480	696
Lantheus Holdings, Inc.(a)	9,371	774
LeMaitre Vascular, Inc.	31,386	1,615
Mesa Laboratories, Inc.	2,723	476
OptimizeRx Corp.(a)	37,400	547
The Joint Corp.(a)	28,537	480
U.S. Physical Therapy, Inc.	10,390	1,017
UFP Technologies, Inc.(a)	12,650	1,642
Vanda Pharmaceuticals, Inc.(a)	27,820	189
Vericel Corp.(a)	26,930	790
		14,831

Victory Portfolios Victory THB US Small Opportunities Fund	Schedule of Portfolio Investments — continued March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (23.3%):
Allied Motion Technologies, Inc.	35,557	$1,374
ARC Document Solutions, Inc.	233,850	741
Argan, Inc.	9,560	387
Bowman Consulting Group Ltd.(a)	40,710	1,169
CIRCOR International, Inc.(a)	36,810	1,145
Concrete Pumping Holdings, Inc.(a)	75,530	514
Energy Recovery, Inc.(a)	26,350	607
Insteel Industries, Inc.	33,535	933
Karat Packaging, Inc.	19,650	262
Limbach Holdings, Inc.(a)	53,160	920
Liquidity Services, Inc.(a)	13,610	179
MYR Group, Inc.(a)	6,901	870
Northwest Pipe Co.(a)	25,970	811
Omega Flex, Inc.	5,510	614
Park Aerospace Corp.	65,320	879
Preformed Line Products Co.	10,210	1,307
Quest Resource Holding Corp.(a)	72,030	442
Standex International Corp.	3,220	394
The Greenbrier Cos., Inc.	33,300	1,071
The Shyft Group, Inc.	17,216	392
Transcat, Inc.(a)	28,601	2,557
Twin Disc, Inc.(a)	47,460	457
		18,025
Information Technology (20.5%):
Cerence, Inc.(a)	20,860	586
CEVA, Inc.(a)	18,540	564
Climb Global Solutions, Inc.	21,330	1,137
ePlus, Inc.(a)	35,422	1,737
Grid Dynamics Holdings, Inc.(a)	98,410	1,128
Ichor Holdings Ltd.(a)	48,780	1,597
Immersion Corp.	205,040	1,833
Luna Innovations, Inc.(a)	171,620	1,234
Napco Security Technologies, Inc.(a)	25,250	949
NVE Corp.	9,850	817
PAR Technology Corp.(a)	30,706	1,043
Perficient, Inc.(a)	10,460	755
Richardson Electronics Ltd.	34,750	776
Ultra Clean Holdings, Inc.(a)	36,063	1,196
Vishay Precision Group, Inc.(a)	11,840	494
		15,846
Materials (2.9%):
Century Aluminum Co.(a)	57,150	572
Hawkins, Inc.	9,610	421
Koppers Holdings, Inc.	28,257	988
Ranpak Holdings Corp.(a)	48,930	255
		2,236
Real Estate (0.3%):
Douglas Elliman, Inc.	75,310	234
Total Common Stocks (Cost $63,511)		76,349

Total Investments (Cost $63,511) — 98.8%		76,349
Other assets in excess of liabilities — 1.2%		946
NET ASSETS - 100.00%		$77,295

(a)	Non-income producing security.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (83.9%)
Multi-family (0.3%):
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.92%, 7/15/23	$26		$26
8.00%, 1/15/31 - 11/15/33	933		932
7.75%, 9/15/33	352		352
			1,310
Collateralized Mortgage Obligations (3.1%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	99		99
Series 2001-10, Class PE, 6.50%, 3/16/31	85		84
Series 2005-74, Class HB, 7.50%, 9/16/35	5		5
Series 2005-74, Class HC, 7.50%, 9/16/35	32		33
Series 2011-166, Class NT, 7.73%, 11/20/31 (a)	515		531
Series 2012-106, Class JM, 7.35%, 10/20/34 (a)	371		392
Series 2012-30, Class WB, 7.01%, 11/20/39 (a)	1,180		1,230
Series 2013-190, Class KT, 8.24%, 9/20/30 (a)	119		125
Series 2013-51, Class BL, 6.04%, 4/20/34 (a)	1,073		1,115
Series 2013-64, Class KY, 6.68%, 12/20/38 (a)	549		570
Series 2013-70, Class KP, 7.01%, 2/20/39 (a)	554		584
Series 2014-69, Class W, 7.20%, 11/20/34 (a)	70		74
Series 2014-74, Class PT, 7.89%, 5/16/44 (a)	81		84
Series 2015-77, Class PT, 7.15%, 6/20/39 (a)	185		195
Series 2019-22, Class PT, 7.94%, 2/20/49 (a)	3,328		3,496
Series 2021-1, Class WT, 7.82%, 1/20/51 (a)	3,573		3,773
			12,390
Single Family (80.5%):
Pass-throughs (80.5%):
Government National Mortgage Assoc.
5.50%, 7/15/23 - 11/15/45	21,013		21,972
7.50%, 7/15/23 - 12/20/38	34,756		36,401
8.00%, 7/15/23 - 4/15/38	21,380		22,646
6.50%, 9/15/23 - 2/20/41	90,034		93,433
6.00%, 9/20/23 - 2/20/49	59,421		62,379
7.00%, 12/15/23 - 1/15/39	57,490		60,787
9.00%, 4/15/25 - 9/15/30	657		684
10.00%, 4/15/25	—	(b)	—	(b)
7.13%, 7/15/25	19		19
8.50%, 7/15/25 - 7/15/32	2,384		2,499
6.13%, 6/20/28 - 11/20/28	196		194
6.28%, 10/20/28 - 9/20/29	378		382
6.10%, 5/20/29 - 7/20/31	336		337
7.30%, 4/20/30 - 2/20/31	130		131
6.49%, 5/20/31 - 3/20/32	591		599
4.50%, 12/15/33 - 5/15/41	7,582		7,700
5.00%, 1/20/34 - 2/20/42	17,111		17,488
4.00%, 8/15/41	491		482
			328,133
Total Government National Mortgage Association (Cost $371,040)			341,833

U.S. Treasury Obligations (15.4%)
U.S. Treasury Bills, 2.66%, 5/18/23 (c)	18,730		18,621
U.S. Treasury Bonds, 7.50%, 11/15/24	41,997		44,169
Total U.S. Treasury Obligations (Cost $65,093)			62,790

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Fund for Income	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Investment Companies (0.0%)(d)
BlackRock Liquidity Funds Fedfund Portfolio, 1.79%(c)	62,034	$62
Total Investment Companies (Cost $62)		62

Total Investments (Cost $436,195) — 99.3%		404,685
Other assets in excess of liabilities — 0.7%		2,942
NET ASSETS - 100.00%		$407,627

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2023.
(b)	Rounds to less than $1 thousand.
(c)	Rate represents the effective yield at March 31, 2023.
(d)	Amount represents less than 0.05% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (69.1%)
Consumer Discretionary (12.2%):
Booking Holdings, Inc., 0.75%, 5/1/25 (a)	$11,885	$17,795
Expedia Group, Inc. , 2/15/26 (b)	16,195	14,522
Ford Motor Co. , 3/15/26 (b)	9,785	9,782
		42,099
Energy (10.0%):
EQT Corp., 1.75%, 5/1/26	5,880	12,948
Pioneer Natural Resources Co., 0.25%, 5/15/25	10,141	21,702
		34,650
Financials (16.8%):
Ares Capital Corp., 4.63%, 3/1/24	14,903	14,889
Barclays Bank PLC
2/4/25 (b)	9,005	13,233
2/18/25, MTN (b)	4,330	4,440
Blackstone Mortgage TR, 5.50%, 3/15/27	6,105	4,889
Hannon Armstrong Sustainable Infrastructure Capital, Inc. , 8/15/23 (b)	1,435	1,384
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (c)	4,025	4,329
MGIC Investment Corp., Convertible Subordinated Notes, 9.00%, 4/1/63 (c)	4,717	6,274
New Mountain Finance COR, 7.50%, 10/15/25, Callable 7/15/25 @ 100 (c)	4,790	4,803
PPL Capital Funding, Inc., 2.88%, 3/15/28 (c)	4,000	4,010
		58,251
Health Care (4.4%):
Bristol-Myers Squibb Co., 4.37% (LIBOR03M-50bps), 9/15/23, Callable 5/11/23 @ 100 (d)	2,651	4,964
Illumina, Inc. , 8/15/23 (a)(b)	10,573	10,335
		15,299
Industrials (7.4%):
Parsons Corp., 0.25%, 8/15/25	6,300	6,979
Southwest Airlines Co., 1.25%, 5/1/25 (a)	16,255	18,461
		25,440
Information Technology (13.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25	5,399	5,442
Block, Inc., 0.13%, 3/1/25	2,050	1,968
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100	14,207	13,722
Vishay Intertechnology, Inc., 2.25%, 6/15/25	8,030	7,950
Western Digital Corp., 1.50%, 2/1/24	17,711	17,103
		46,185
Real Estate (2.5%):
Kite Realty Group LP, 0.75%, 4/1/27 (c)	9,280	8,673

Utilities (2.4%):
Alliant Energy Corp., 3.88%, 3/15/26 (c)	2,850	2,946
The Southern Co., 3.88%, 12/15/25 (c)	5,205	5,288
		8,234

Total Convertible Corporate Bonds (Cost $238,044)		238,831

	Shares
Convertible Preferred Stocks (30.3%)
Financials (16.4%):
Bank of America Corp., Series L, 7.25% (e)	16,050	18,742
KKR & Co., Inc., Series C, 6.00%, 9/15/23	263,130	16,696
New York Community Capital Trust, 6.00%, 11/1/51	53,619	2,075
Wells Fargo & Co., Series L, 7.50% (e)	16,194	19,048
		56,561
Utilities (13.9%):
American Electric Power Co., Inc., 6.13%, 8/15/23	280,000	14,098
NextEra Energy, Inc., 6.22%, 9/1/23	162,475	7,935

Victory Portfolios	Schedule of Portfolio Investments — continued
Victory INCORE Investment Grade Convertible Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
NextEra Energy, Inc., 6.93%, 9/1/25	196,545	$9,110
NiSource, Inc., 7.75%, 3/1/24	160,620	16,779
		47,922
Total Convertible Preferred Stocks (Cost $113,617)		104,483

Collateral for Securities Loaned (5.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.72% (f)	4,526,923	4,527
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.70% (f)	4,526,923	4,527
Invesco Government & Agency Portfolio, Institutional Shares, 4.73% (f)	4,526,923	4,527
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.75% (f)	4,526,923	4,527
Total Collateral for Securities Loaned (Cost $18,108)		18,108

Total Investments (Cost $369,769) — 104.6%		361,422
Liabilities in excess of other assets — (4.6)%		(15,749)
NET ASSETS - 100.00%		$345,673

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2023, the fair value of these securities was $36,323 (thousands) and amounted to 10.5% of net assets.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2023.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Rate disclosed is the daily yield on March 31, 2023.

bps—Basis points

LIBOR—London Interbank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2023, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	March 31, 2023
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares		Value
Affiliated Exchange-Traded Funds (6.5%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	42,140		$1,631
Total Affiliated Exchange-Traded Funds (Cost $1,069)			1,631

Affiliated Mutual Funds (91.3%)
Victory Global Energy Transition Fund, Class Y	49,927		1,606
Victory INCORE Investment Grade Convertible Fund, Class I	86,430		1,376
Victory INCORE Total Return Bond Fund, Class R6	922,154		7,774
Victory Integrity Discovery Fund, Class Y	19,406		754
Victory Market Neutral Income Fund, Class I	—	(a)	—	(b)
Victory RS Global Fund, Class Y	385,901		6,823
Victory RS Partners Fund, Class Y	31,397		834
Victory Sophus Emerging Markets Fund, Class R6	126,886		2,326
Victory Trivalent International Small-Cap Fund, Class I	107,860		1,479
Total Affiliated Mutual Funds (Cost $21,356)			22,972

Total Investments (Cost $22,425) — 97.8%			24,603
Other assets in excess of liabilities — 2.2%			557
NET ASSETS - 100.00%			$25,160

(a)	Rounds to less than 1.
(b)	Rounds to less than $1 thousand.

ETF—Exchange-Traded Fund

Affiliated Holdings

	Fair Value 6/30/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 3/31/2023		Dividend Income
Victory Global Energy Transition Fund, Class Y	$1,440	$17	$—	$—	$—	$149	$1,606		$17
Victory INCORE Investment Grade Convertible Fund, Class I	1,524	38	(157)	(31)	12	2	1,376		28
Victory INCORE Total Return Bond Fund, Class R6	2,600	5,324	(222)	(40)	—	112	7,774		140
Victory Integrity Discovery Fund, Class Y	919	61	(197)	33	43	(62)	754		18
Victory Market Neutral Income Fund, Class I	5,288	66	(5,165)	(305)	—	116	—	*	66
Victory RS Global Fund, Class Y	6,484	81	(472)	116	—	614	6,823		81
Victory RS Partners Fund, Class Y	926	64	(169)	44	57	(31)	834		6
Victory Sophus Emerging Markets Fund, Class R6	2,166	204	—	—	—	(44)	2,326		68
Victory Trivalent International Small-Cap Fund, Class I	1,383	16	(48)	7	—	121	1,479		16
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	1,779	—	(238)	77	—	13	1,631		26
	$24,509	$5,871	$(6,668)	$(99)	$112	$990	$24,603		$466

* Rounds to less than $1 thousand.